UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7529

 NAME OF REGISTRANT:                     Asian Small Companies Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Asian Small Companies Portfolio
--------------------------------------------------------------------------------------------------------------------------
 AUSNUTRIA DAIRY CORP LTD                                                                    Agenda Number:  702408130
--------------------------------------------------------------------------------------------------------------------------
        Security:  G06318102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  KYG063181021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       "1 TO 7". THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/advancedsearch/search_active_main.asp

1      To receive and consider the audited consolidated          Mgmt          For                            For
       financial statements and the Reports of the
       Directors and the Auditors for the year ended
       31 December 2009

2.A.1  Re-election of Mr. Wu Yueshi as Executive Director        Mgmt          For                            For

2.A.2  Re-elect Mr. Yan Weibin as Executive Director             Mgmt          For                            For

2.A.3  Re-elect Mr. Chen Yuanrong as Executive Director          Mgmt          For                            For

2.B    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

3      Declare a final dividend                                  Mgmt          For                            For

4      Re-appoint Ernst and Young as Auditors and to             Mgmt          For                            For
       Authorize the Board to fix      their remuneration

5      Approve the renewal of the issue mandate                  Mgmt          Against                        Against

6      Approve the renewal of the repurchase mandate             Mgmt          For                            For

7      Approve the addition of repurchased securities            Mgmt          Against                        Against
       to the issue mandate stated    under resolution
       no. 5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BANGKOK LIFE ASSURANCE LTD                                                                  Agenda Number:  702345655
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0608V126
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2010
          Ticker:
            ISIN:  TH1016010R13
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO       ATTEND THE
       MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE
       CARD BY          CONTACTING YOUR CLIENT REPRESENTATIVE.
       THANK YOU

1      To certify the minutes of the annual general              Non-Voting    No vote
       shareholders'  meeting for 2009

2      To acknowledge the operating results for 2009             Non-Voting    No vote

3      To approve the financial statements for the               Non-Voting    No vote
       FYE 31 DEC 2009

4      To approve the allocation of profit for the               Non-Voting    No vote
       year 2009 and determine  dividend payment

5      To approve the election of the Directors replacing        Non-Voting    No vote
       those retired by  rotation

6      To approve the Director's remuneration for 2010           Non-Voting    No vote

7      To approve the appointment of the Company's               Non-Voting    No vote
       Auditor and determine  the        Auditor's
       remuneration

8      Other (if any)                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BRITISH AMERICAN TOBACCO (MALAYSIA) BHD                                                     Agenda Number:  702309382
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0971P110
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2010
          Ticker:
            ISIN:  MYL4162OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009 and the      reports of
       the Directors and Auditors thereon

2      Approve to sanction the declaration and payment           Mgmt          For                            For
       of a final dividend

3.1    Re-elect Stephen Ja Mes Rush as a Director,               Mgmt          For                            For
       who retire by rotation in         accordance
       with Article 97(1) and (2) of the Company Articles
       of Association

3.2    Re-elect Dato Chan Choon Ngai as a Director,              Mgmt          For                            For
       who retire by rotation in        accordance
       with Article 97(1) and (2) of the Company Articles
       of Association

4      Re-appoint, Tan Sri Abu Talib Bin Othman as               Mgmt          For                            For
       a Director of the Company, who    retires pursuant
       to Section 129(2) of the Companies act, 1965,
       to hold office until the conclusion of the
       next AGM of the Company

5      Re-appoint Messrs. Pricewaterhouse Coopers as             Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

6      Approve to renewal of the recurrent reports               Mgmt          For                            For
       mandate

7      Other Business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CAPITARETAIL CHINA TRUST                                                                    Agenda Number:  702318127
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y11234104
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  SG1U25933169
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of HSBC Institutional        Mgmt          For                            For
       Trust Services  Singapore  Limited, as trustee
       of CRCT  the "Trustee" , the Statement by CapitaRetail
       China Trust Management Limited, as manager
       of CRCT  the "Manager"  and the    audited
       financial statements of CRCT for the FYE 31
       DEC 2009 and the          Auditors' report
       thereon

2      Re-appoint KPMG LLP as the Auditors of CRCT               Mgmt          For                            For
       to hold office until the          conclusion
       of the next AGM of CRCT, and authorize the
       Manager to fix their    remuneration

3      Authorize the Manager to,  a   i  issue units             Mgmt          Against                        Against
       in CRCT  "Units"  whether by    way of rights,
       bonus or otherwise; and/or  ii  make or grant
       offers,          agreements or options  collectively,
       "Instruments"  that might or would       require
       Units to be issued, including but not limited
       to the creation and     issue of  as well as
       adjustments to  securities, warrants, debentures
       or      other instruments convertible into
       Units, at any time and upon such terms and
       conditions and for such purposes and to such
       persons as the Manager may in    its absolute
       discretion deem fit; and  b  issue Units in
       pursuance of any     Instrument made or granted
       by the Manager while this resolution was in
       force  notwithstanding that the authority conferred
       by this resolution may have      ceased to
       be in force at the time such Units are issued
       , provided CONTD

-      CONTD that:  1  the aggregate number of Units             Non-Voting    No vote
       to be issued pursuant to this   resolution
       including Units to be issued in pursuance
       of Instruments made or  granted pursuant to
       this resolution :  a   until 31 DEC 2010 or
       such later    date as may be determined by
       the Singapore Exchange Securities Trading
       Limited  the "SGX-ST"   by way of renounceable
       rights issues on a pro rata    basis  such
       renounceable rights issues as authorized by
       this sub-Paragraph  1  a , "Renounceable Rights
       Issues"  to Unitholders shall not exceed 100%
       of    the total number of issued Units  excluding
       treasury Units, if any   as       calculated
       in accordance with sub-Paragraph  3  below
       ; and  b  by way of     unit issues other than
       Renounceable Rights Issues  "Other Unit Issues"
       shall not exceed 50% of the total number of
       issued Units CONTD

-      CONTD  excluding treasury Units, if any   as              Non-Voting    No vote
       calculated in accordance with    sub-Paragraph
       3  below , of which the aggregate number of
       Units to be issued other than on a pro rata
       basis to Unitholders shall not exceed 20% of
       the     total number of issued Units  excluding
       treasury Units, if any   as           calculated
       in accordance with sub-Paragraph  3  below
       ;  2  the Units to be   issued under the Renounceable
       Rights Issues and Other Unit Issues shall not,
       in aggregate, exceed one hundred per cent.
       100%  of the total number of      issued Units
       excluding treasury Units, if any   as calculated
       in accordance  with sub-Paragraph  3  below
       ;  3  subject to such manner of calculation
       as   may be prescribed by the SGXST for the
       purpose of determining the aggregate   number
       of Units that may be issued under CONTD

-      CONTD sub-Paragraphs  1  and  2  above, the               Non-Voting    No vote
       total number of issued Units      excluding
       treasury Units, if any  shall be based on the
       number of issued      Units  excluding treasury
       Units, if any  at the time this resolution
       is       passed, after adjusting for:  a  any
       new Units arising from the conversion or exercise
       of any Instruments which are outstanding at
       the time this resolution is passed; and  b
       any subsequent bonus issue, consolidation
       or subdivision   of Units;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date of the next AGM
       of the Company as required by law

4      Authorize the Manager, contingent on the passing          Mgmt          For                            For
       of Resolution 3 above, to    fix the issue
       price for Units that may be issued by way of
       placement pursuant to the 20% sub-limit for
       Other Unit Issues on a non pro rata basis referred
       to in Resolution 3 above, at a discount exceeding
       10% but not more than 20%   of the price as
       determined in accordance with the Listing Manual
       of the       SGX-ST, until 31 DEC 2010 or such
       later date as may be determined by the
       SGX-ST

-      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CDL HOSPITALITY REAL ESTATE INVESTMENT TRUST                                                Agenda Number:  702318115
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1233P104
    Meeting Type:  AGM
    Meeting Date:  16-Apr-2010
          Ticker:
            ISIN:  SG1T66931158
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the report of M and C Business Trust Management     Mgmt          For                            For
       Limited, as             trustee-Manager of
       HBT, the statement by the Chief Executive Officer
       of the   HBT Trustee-Manager, the report of
       DBS Trustee Limited, as trustee of H-REIT,
       the report of M and C REIT Management Limited,
       as Manager of H-REIT and the   audited financial
       statements of HBT, H-REIT and CDL Hospitality
       Trusts for    the YE 31 DEC 2009 and the Auditors'
       report thereon

2      Re-appoint Messrs KPMG LLP as the Independent             Mgmt          For                            For
       Auditors of H-REIT and HBT and  to hold office
       until the conclusion of the next AGMs of H-REIT
       and HBT, and   authorize the H-REIT Manager
       and the HBT Trustee-Manager to fix their
       remuneration

3      Authorize the H-REIT Manager and the HBT Trustee-Manager, Mgmt          Against                        Against
       to issue new units  in H-REIT and new units
       in HBT, together with H-REIT Units, the Stapled
       Securities whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options that might or would require
       Stapled Securities  to be issued, including
       but not limited to the creation and issue of
       securities, warrants, debentures or
       other instruments convertible into        stapled
       securities, at any time and upon such terms
       and conditions and for    such purposes and
       to such persons as the H-REIT Manager and the
       HBT           Trustee-Manager may in their
       absolute discretion deem fit; and issue Stapled
       Securities in pursuance of any Instrument
       made or granted by the H-REIT       Manager
       and the HBT Trustee-Manager CONTD

-      CONTD while this resolution was in force, provided        Non-Voting    No vote
       that the aggregate number  of Stapled Securities
       to be issued  until 31 DEC 2010 or such later
       date as   may be determined by Singapore Exchange
       Securities Trading Limited  the       SGX-ST
       by way of renounceable rights issues on a
       pro rata basis to holders   of Stapled Securities,
       shall not exceed 100% of the total number of
       issued    Stapled Securities  excluding treasury
       H-REIT Units and treasury HBT Units,   if any
       ; and by way of unit issues other than Renounceable
       Rights Issues      shall not exceed 50% of
       the total number of issued Stapled Securities
       excluding treasury H-REIT Units and
       treasury HBT Units, if any  of which the  aggregate
       number of Stapled Securities to be issued other
       than on a pro rata  basis to Security Holders
       CONTD

-      CONTD shall not exceed 20% of the total number            Non-Voting    No vote
       of issued Stapled Securities   excluding treasury
       H-REIT Units and treasury HBT Units, if any
       ; the Stapled  Securities to be issued under
       the Renounceable Rights Issues and Other Unit
       Issues shall not, in aggregate, exceed 100%
       of the total number of issued     Stapled Securities
       excluding treasury H-REIT Units and treasury
       HBT Units,   if any ; subject to such manner
       of calculation as may be prescribed by the
       SGX-ST for the purpose of determining the
       aggregate number of Stapled         Securities
       that may be issued, the total number of issued
       Stapled Securities  excluding treasury H-REIT
       Units and treasury HBT Units, if any  shall
       be      based on the number of issued Stapled
       Securities  excluding treasury H-REIT   Units
       and treasury HBT Units, if any , CONTD

-      CONTD after adjusting for: any new Stapled Security       Non-Voting    No vote
       arising from the          conversion or exercise
       of any Instruments which are outstanding at
       the time   this resolution is passed; and any
       subsequent bonus issue, consolidation or
       subdivision of Stapled Securities; the H-REIT
       Manager and the HBT             Trustee-Manager
       shall comply with the provisions of the Listing
       Manual of the SGX-ST for the time being in
       force, the Business Trusts Act, Chapter 31A
       of   Singapore for the time being in force,
       the trust deed constituting H-REIT  as amended
       for the time being in force and the trust
       deed constituting HBT for  the time being in
       force;  Authority expires the earlier of the
       conclusion of  the next AGM of H-REIT and HBT
       or the date by which the next AGM of H-REIT
       and HBT are required by law to be held

4      Authorize the H-REIT Manager and the HBT Trustee-Manager  Mgmt          For                            For
       to fix the issue     price or, as the case
       may be, issue price range of new Stapled Securities
       that may be issued by way of placement
       pursuant to the 20% sub limit for      Other
       Unit Issues on a non pro rata basis referred
       to in Resolution 3 above,  at a discount exceeding
       10% but not more than 20% of the price as determined
       in accordance with the Listing Manual of the
       SGX-ST, until 31 DEC 2010 or     such later
       date as may be determined by the SGX-ST

      Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CH OFFSHORE LTD                                                                             Agenda Number:  702103437
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15744108
    Meeting Type:  AGM
    Meeting Date:  16-Oct-2009
          Ticker:
            ISIN:  SG1N22909146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       FYE 30 JUN 2009 together with the reports of
       the Directors and the Auditors thereon

2.     Declare a final dividend of SGD 1.5 cents per             Mgmt          For                            For
       ordinary share [tax exempt] for the FYE 30
       JUN 2009

3.     Re-elect Tan Sri Asmat Bin Kamaludin as a Director,       Mgmt          For                            For
       who retires by rotation in accordance with
       Article 89 of the Company's Articles of Association

4.     Re-elect Dato' Kamaluddin Bin Abdullah as a               Mgmt          For                            For
       Director, who retires by rotation in accordance
       with Article 89 of the Company's Articles of
       Association

5.     Re-elect Mr. Ong Kok Wah, who retires by rotation         Mgmt          For                            For
       in accordance with Article 89 of the Company's
       Articles of Association

6.     Approve the payment of fees of SGD 249,068 for            Mgmt          For                            For
       the Directors for the FYE 30 JUN 2009

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       and authorize the Directors to fix their remuneration

8.     Authorize the Directors of the Company to: issue          Mgmt          Against                        Against
       shares in the capital of the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or make or grant offers, agreements or
       options [collectively, Instruments] that might
       or would require shares to be issued, including
       but not limited to the creation and issue of
       [as well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and [notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force] issue shares, in pursuance
       of any Instrument made or granted by the Directors
       while this resolution was in force, provided
       that: the aggregate number of shares to be
       issued pursuant to this resolution [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution]
       does not exceed 50% of the issued share capital
       of the Company [as calculated in accordance
       with this Resolution], of which the aggregate
       number of shares to be issued other than on
       a pro rata basis to shareholders of the Company
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 20% of the
       issued share capital of the Company [as calculated
       in accordance with this Resolution]; [subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [the SGX-ST] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the percentage
       of issued share capital shall be based on the
       issued share capital of the Company at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       resolution is passed and any subsequent consolidation
       or subdivision of shares; in exercising the
       authority conferred by this resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by SGX-ST] and the Articles of
       Association for the time being of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       to be held by law]

9.     Approve, for the purposes of Chapter 9 of the             Mgmt          For                            For
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited, for the
       Company, its Subsidiaries and associated Companies
       that are entities at risk [as that term is
       used in Chapter 9], or any of them, to enter
       into any of the transactions falling within
       the types of interested person transactions
       as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedure for such
       interested person transactions; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors and
       any of them to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they or he may consider
       expedient or necessary or in the interests
       of the Company to give effect to the transactions
       contemplated and/or authorized by the IPT Mandate
       and/or this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA AUTOMATION GROUP LTD                                                                  Agenda Number:  702362954
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112N111
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  KYG2112N1117
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.

1      Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors'      report and the Independent
       Auditor's report for the YE 31 DEC 2009

2.a    Re-elect Mr. Xuan Rui Guo as a Director                   Mgmt          For                            For

2.b    Re-elect Mr. Wang Tai-wen as a Director                   Mgmt          For                            For

2.c    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

3      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the       remuneration
       of the Auditors

4      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares of    the Company

5      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares of the Company

6      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   new shares

7      Approve the refreshment of the Scheme Mandate             Mgmt          For                            For
       Limit

8      Approve the payment of a dividend of 5.0 HK               Mgmt          For                            For
       cents per share from the share    premium account
       of the Company in respect of the YE 31 DEC
       2009

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412248.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA GREEN (HOLDINGS) LTD                                                                  Agenda Number:  702081908
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2107G105
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  BMG2107G1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditor of the Company and its subsidiaries
       for the YE 30 APR 2009

2.     Declare a final dividend for the YE 30 APR 2009           Mgmt          For                            For

3.a    Re-elect Mr. Sun Shao Feng as a Director                  Mgmt          For                            For

3.b    Re-elect Mr. Nie Xing as a Director                       Mgmt          For                            For

3.c    Re-elect Mr. Ip Siu Kay as a Director                     Mgmt          For                            For

3.d    Re-elect Mr. Huang Zhigang as a Director                  Mgmt          For                            For

3.e    Re-elect Mr. Zheng Baodong as a Director                  Mgmt          For                            For

3.f    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint CCIF CPA Limited as the Auditors               Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of HKD
       0.10 each in the share capital of the Company
       [the Shares] and make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares] which would
       or might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing this
       resolution, otherwise than pursuant to: i)
       a rights issue [as specified]; or ii) the exercise
       of the conversion rights attaching to any convertible
       securities issued by the Company; or iii) the
       exercise of warrants to subscribe for shares;
       or iv) the exercise of options granted under
       any Share Option Scheme or similar arrangement
       for the time being adopted by the Company;
       or v) an issue of shares in lieu of the whole
       or part of a dividend on shares in accordance
       with the Bye-Laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; the expiration of
       the period within which the next AGM is required
       by the Bye-laws of the Company or any applicable
       law of Bermuda to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       the shares of the Company during the relevant
       period on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or those of any other
       recognized Stock Exchange as amended from time
       to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable law
       of Bermuda to be held]

7.     Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company, conditional
       upon passing Resolutions 5 and 6, to allot,
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which might require the exercise of such powers
       pursuant to Resolution 5 by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA LILANG LTD                                                                            Agenda Number:  702349627
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21141109
    Meeting Type:  AGM
    Meeting Date:  06-May-2010
          Ticker:
            ISIN:  KYG211411098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the      Company and
       its subsidiaries and the reports of the Directors
       (the Directors) and Auditors (the Auditors)
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.I    Re-elect Mr. Wang Cong Xing as an Executive               Mgmt          For                            For
       Director

3.II   Re-elect Mr. Hu Cheng Chu as an Executive Director        Mgmt          For                            For

3.III  Re-elect Mr. Wang Ru Ping as an Executive Director        Mgmt          For                            For

3.IV   Re-elect Mr. Chen Tien Tui as an Independent              Mgmt          For                            For
       Non-Executive Director

3.V    Authorize the Board (the Board) of Directors              Mgmt          For                            For
       to fix the remuneration of the   Directors

4      Re-appoint KPMG as the Auditors for the YE 31             Mgmt          For                            For
       DEC 2010 and authorize the      Board to fix
       their remuneration

5      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, pursuant  to the Rules
       Governing the Listing of Securities on The
       Stock Exchange of     Hong Kong Limited and
       all other applicable laws, during the Relevant
       Period   (as defined in Paragraph (d) below)
       of all the powers of the Company to       allot,
       issue and deal with additional shares (the
       shares) of HKD 0.10 each in the share capital
       of the Company, and to make or grant offers,
       agreements and options (including warrants,
       bonds and debentures convertible into Shares)
       which would or might require the exercise
       of such powers during and after the Relevant
       Period CONTD.

-      CONTD. the aggregate nominal amount of the share          Non-Voting    No vote
       capital of the Company       allotted and issued
       or agreed conditionally or unconditionally
       to be allotted and issued (whether pursuant
       to an option or otherwise) by the Directors
       pursuant to the approval in Paragraph
       (a) above, otherwise than pursuant to:  (i)
       a rights issue (as specified in Paragraph (d)
       below); (ii) the exercise   of options granted
       under the Pre-IPO Share Option Scheme, Share
       Option Scheme or similar arrangement adopted
       by the Company from time to time; (iii) any
       scrip dividend or similar arrangements providing
       for allotment and issue of   Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance     with the Articles CONTD.

-      CONTD of Association (the Articles of Association)        Non-Voting    No vote
       of the Company and other   relevant regulations
       in force from time to time; or (iv) any issue
       of Shares  upon the exercise of rights of subscription
       or conversion under the terms of  any warrants
       of the Company or any securities which are
       convertible into      Shares; shall not exceed
       20% of the aggregate nominal amount of the
       share     capital of the Company in issue as
       at the date of the passing of this
       resolution, and the said approval shall be
       limited accordingly; and           Authority
       expires the earlier of the conclusion of the
       next AGM of the        Company or the expiration
       of the period within which the next AGM of
       the      Company is required by the Articles
       of Association or any applicable Law of   Cayman
       Islands to be held

6      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, during    the Relevant
       Period (as defined in Paragraph (c) below)
       of all the powers of  the Company to repurchase
       the shares (the shares) of HKD 0.10 each in
       the     share capital of the Company on The
       Stock Exchange of Hong Kong Limited (the  "Stock
       Exchange") or any other Stock Exchange on which
       Shares may be listed   and recognized by the
       Securities and Futures Commission of Hong Kong
       (the     "SFC") and the Stock Exchange for
       such purpose, and subject to and in
       accordance with the rules and regulations
       of the SFC, the Stock Exchange, the Companies
       Law, Chapter 22 (Law 3 of 1961, as consolidated
       and revised) of the Cayman Islands and all
       other applicable laws as amended from time
       to time in  this regard; (b) the aggregate
       CONTD.

-      CONTD. nominal amount of Shares which may be              Non-Voting    No vote
       repurchased or agreed to be      repurchased
       by the Company pursuant to the approval in
       Paragraph (a) above    during the Relevant
       Period shall not exceed 10% of the aggregate
       nominal      amount of the share capital of
       the Company in issue as at the date of the
       passing of this resolution, and the said
       approval shall be limited            accordingly;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next annual
       general meeting of the Company is required
       by the articles of association of  the Company
       or any other applicable law of the Cayman Islands
       to be held

7      Approve, conditional upon Resolutions 5 and               Mgmt          Against                        Against
       6 above being passed, the         unconditional
       general mandate granted to the Directors (the
       "Directors") of   the Company to allot, issue
       and deal with additional shares of the Company
       pursuant to Resolution 5 above to extend
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       6 above, provided that such amount shall not
       exceed 10% of the aggregate      nominal amount
       of the issued share capital of the Company
       which may be        allotted and issued or
       agreed conditionally or unconditionally to
       be allotted and issued by the Directors pursuant
       to or in accordance with such general    mandate
       of an amount representing the aggregate nominal
       CONTD.

-      CONTD. amount of the share capital of the Company         Non-Voting    No vote
       repurchased by the Company  pursuant to or
       in accordance with the authority granted pursuant
       to           Resolution 6 above




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702026635
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Profit and Loss             Mgmt          For                            For
       Account for the YE 31 MAR 2009 and the Balance
       Sheet as at that date together with the Directors'
       report and the Auditors' report thereon

2.     Approve to confirm the first, second and third            Mgmt          For                            For
       interim dividends aggregating to INR 2 per
       share [100%]

3.     Re-appoint Dr. V. Von Massow as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. S. Labroo as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Appoint Sharp & Tannan, Chartered Accountants,            Mgmt          For                            For
       as the Statutory Auditors of the Company, to
       hold office from the conclusion of this AGM
       upto the conclusion of next AGM and authorize
       the Audit Committee of the Board of Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702229356
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  EGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16,31, 94 and other           applicable provisions,
       if any, of the Companies Act, 1956, and the
       provisions of Article 4 of the Articles of
       Association of the Company, to increase the
       authorized share capital of the Company from
       INR 1,250,000,000 divided into   625,000,000
       equity shares of INR 2 each to INR 2,600,000,000,
       divided into    1,300,000,000 equity shares
       of INR 2 each; amend the existing Clause 5
       of the Memorandum of Association of the Company
       as specified

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 78
       and other applicable provisions, if any, of
       the Companies Act,  1956, Article 168 of the
       Articles of Association of the Company, and
       subject  to the Guidelines issued by the Securities
       and Exchange Board of India, and   other approvals
       as necessary, to capitalize such amount out
       of the Securities Premium Account of the Company
       for issue of fully paid bonus shares of the
       face value of INR 2 each, to the holders
       of the existing equity shares of the Company,
       on such Record date CONTD

-      CONTD as may be fixed by the Board in this regard,        Non-Voting    No vote
       in the proportion of 3 new equity shares for
       every 4 equity shares to which the shareholder
       is entitled; the bonus shares shall be subject
       to the Memorandum and Articles of
       Association of the Company; and shall rank
       pari passu in all respects with    and carry
       the same rights as the existing equity shares
       and shall be entitled to participate in full,
       in any dividend declared after the allotment
       of bonus shares; no letter(s) of allotment
       shall be issued to the allottees of the
       Bonus shares; instead, share certificates
       will be dispatched to the           shareholders
       who hold the existing equity shares in physical
       form and the     respective beneficiary accounts
       will be credited for the bonus shares, for
       such shareholders who hold CONTD

-      CONTD the existing equity shares in dematerialized/electronicNon-Voting    No vote
       form, within    the prescribed period; in respect
       of fractional entitlements, the bonus
       shares shall be consolidated and allotted
       to any person(s) appointed by the   Board in
       trust, on the understanding that such person(s)
       shall sell the Bonus shares at such price or
       prices to such persons as they may think fit,
       as soon as practicable, after the allotment
       of such bonus shares, and pay to the      Company,
       the net sale proceeds  after deducting all
       expenses and taxes        relating to such
       sale , which proceeds shall be distributed
       by the Company    pro rata amongst the shareholders
       CONTD

-      CONTD entitled thereto; authorize the Board               Non-Voting    No vote
       of Directors  which shall include any committee
       which the Board may constitute, or any Director/Officer
       authorized by the Board for this purpose
       , to settle all matters arising out  of and
       incidental to the abovementioned issue of bonus
       equity shares and      further take all actions
       as it may, in its absolute discretion, deem
       necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 CSE GLOBAL LTD                                                                              Agenda Number:  702327607
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8346J107
    Meeting Type:  AGM
    Meeting Date:  19-Apr-2010
          Ticker:
            ISIN:  SG1G47869290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited accounts of the       Company for
       the YE 31 DEC 2009 together with the Auditors'
       report thereon

2      Declare a first and final  one-tier tax exempt            Mgmt          For                            For
       dividend of 3.5 cents per     ordinary share
       for the YE 31 DEC 2009  2008: Final one-tier
       tax exempt        dividend of 3 cents per ordinary
       share

3      Re-elect Mr. Lim Ming Seong, as the Director              Mgmt          For                            For
       of the Company retiring pursuant to Article
       95 of the Articles of Association of the Company;
       Mr. Lim Ming     Seong will, upon re-election
       as a Director of the Company, remain as Chairman
       of the Board and Chairman of the Nominating
       and Compensation Committees and   will be considered
       independent

4      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       of the Company to fix their remuneration

5      Approve the payment of Directors' fees of USD             Mgmt          For                            For
       223,000 for the YE 31 DEC 2009  2008: USD 229,000

-      Transact any other business                               Non-Voting    No vote

6      Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       shares up to 20% of the       issued shares
       in the share capital of the Company; that pursuant
       to Section   161 of the Companies Act, Capital.
       50 and Rule 806 of the Listing Manual of
       the Singapore Exchange Securities Trading Limited
       a   i  issue shares in the Company whether
       by way of rights, bonus or otherwise; and/or
       ii  make or     grant offers, agreements or
       options  collectively, ''Instruments''  that
       might or would require shares to be issued,
       including but not limited to the  creation
       and issue of  as well as adjustments to  options,
       warrants,          debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the    Directors of
       the Company may in their absolute discretion
       deem fit; CONTD

-      CONTD and  b   notwithstanding the authority              Non-Voting    No vote
       conferred by this Resolution    may have ceased
       to be in force  issue shares in pursuance of
       any Instruments  made or granted by the Directors
       of the Company while this resolution was in
       force provided that:;  1  the aggregate number
       of shares  including shares to be issued in
       pursuance of the Instruments, made or granted
       pursuant to this   resolution  to be issued
       pursuant to this resolution shall not exceed
       20% of  the total number of issued shares
       excluding treasury shares  in the capital
       of the Company  as calculated in accordance
       with sub-paragraph  2  below ;  2   subject
       to such calculation as may be prescribed by
       the SGX-ST  for the     purpose of determining
       the aggregate number of shares that may be
       issued      under sub-paragraph  1) above,
       the total number of issued shares CONTD

-      CONTD  excluding treasury shares  shall be based          Non-Voting    No vote
       on the total number of      issued shares
       excluding treasury shares in the capital of
       the Company at the time of the passing of this
       resolution, after adjusting for;  a  new shares
       arising from the conversion or exercise of
       any convertible securities;  b)    new shares
       arising from exercising share options or vesting
       of share awards   which are outstanding or
       subsisting at the time of the passing of this
       Resolution; and  c  any subsequent bonus
       issue, consolidation or subdivision  of shares;
       3  in exercising the authority conferred by
       this resolution, the  Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST  for the time being in force  unless
       such compliance has been waived by the    SGXST
       and the Articles of Association of the Company;
       CONTD

-      CONTD and  4  unless revoked or varied by the             Non-Voting    No vote
       Company in a general meeting,  Authority expires
       at the conclusion of the next AGM of the Company,
       or the    date by which the next AGM of the
       Company is required by law to be held,
       whichever is earlier




--------------------------------------------------------------------------------------------------------------------------
 DIALOG GROUP BHD                                                                            Agenda Number:  702132185
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20641109
    Meeting Type:  AGM
    Meeting Date:  19-Nov-2009
          Ticker:
            ISIN:  MYL7277OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       for the FYE 30 JUN 2009 together with the reports
       of the Directors and the Auditors thereon

2.     Approve the payment of a final dividend of 24%            Mgmt          For                            For
       per ordinary share of MYR 0.10 each less income
       tax at 25% in respect of the FYE 30 JUN 2009

3.     Approve the distribution of a special share               Mgmt          For                            For
       dividend on the basis of 1 treasury share for
       every 50 existing ordinary shares of MYR 0.10
       each held in Dialog in respect of the FYE 30
       JUN 2009

4.     Re-elect Mr. Ngau Boon Keat as a Director, who            Mgmt          For                            For
       retires in pursuant to Article 96 of the Company's
       Articles of Association

5.     Re-elect Dr. Junid Bin Abu Saham as a Director,           Mgmt          For                            For
       who retires in pursuant to Article 96 of the
       Company's Articles of Association

6.     Re-elect Mr. Chew Eng Kar as a Director, who              Mgmt          For                            For
       retires in pursuant to Article 96 of the Company's
       Articles of Association

7.     Re-elect Datuk Oh Chong Peng as a Director,               Mgmt          For                            For
       who retires in pursuant to Article 101 of the
       Company's Articles of Association

8.     Approve the payment of Directors' fees of MYR             Mgmt          For                            For
       225,000 in respect of the FYE 30 JUN 2009

9.     Re-appoint Messrs BDO Binder as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

10.    Authorize the Directors, pursuant to the Dialog           Mgmt          For                            For
       Group Employees' Share Option Scheme [the Scheme]
       which was approved at the EGM held on 25 JUL
       2007, to offer and grant options to eligible
       employees and eligible Directors of the Company
       and its subsidiary companies [the Group] and
       pursuant to Section 132D of the Companies Act,
       1965 to allot and issue such number of new
       ordinary shares of MYR 0.10 each in the capital
       of the Company from time to time in accordance
       with the By-Laws of the Scheme

11.    Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       132D of the Companies Act, 1965, to allot and
       issue shares in the Company at any time and
       upon such terms and conditions and for such
       purposes as the Directors may, in their absolute
       discretion deem fit, provided that the aggregate
       number of shares issued pursuant to this resolution
       in any 1 FY does not exceed 10% of the issued
       and paid-up share capital of the Company for
       the time being and to obtain the approval for
       the listing of and quotation for the additional
       shares so issued on Bursa Malaysia Securities
       Berhad; [Authority expires at the conclusion
       of the next AGM of the Company]

12.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the requirements of Bursa
       Malaysia Securities Berhad [Bursa Malaysia]
       and any other relevant authorities, to purchase
       and/or hold such number of ordinary shares
       of MYR 0.10 each in the Company as may be determined
       by the Directors of the Company from time to
       time through Bursa Malaysia upon such terms
       and conditions as the Directors of the Company
       may deem fit in the interest of the Company
       provided that the aggregate number of ordinary
       shares of MYR 0.10 each purchased pursuant
       to this resolution does not exceed 10% of the
       total issued and paid-up share capital of the
       Company [Proposed Renewal of Share Buy-Back
       Authority] and that an amount not exceeding
       the total audited retained profits and share
       premium account of the Company at the time
       of purchase, would be allocated by the Company
       for the Proposed Renewal, and to take all steps
       necessary to implement, finalize and to give
       full effect to the Proposed Renewal and to
       decide in their discretion to either retain
       the ordinary shares of MYR 0.10 each purchased
       pursuant to the Proposed Renewal as treasury
       shares and/or to resell the treasury shares
       and/or to distribute them as share dividends
       and/or to cancel them; [Authority expires at
       the conclusion of the next AGM of the Company]

13.    Authorize the Company and/or its subsidiaries,            Mgmt          For                            For
       subject to the Companies Act, 1965 [Act], the
       Memorandum and Articles of Association of the
       Company and the requirements of Bursa Malaysia
       Securities Berhad and any other relevant authorities,
       to enter into the Recurrent Related party transactions
       of a revenue or trading nature [Recurrent Related
       Party Transactions] as set out in Section 2.5
       of Part B of the Circular to shareholders dated
       26 OCT 2009 subject further to the following:
       the recurrent related party transactions are
       in the ordinary course of business which are
       necessary for day-to-day operations and are
       on terms not more favourable to the related
       parties than those generally available to the
       public and are not to the detriment of the
       minority shareholders of the Company; and disclosure
       is made in the annual report of the breakdown
       of the aggregate value of transactions conducted
       during a FY and that such approval shall, commence
       immediately upon the passing of this ordinary
       resolution and [Authority expires at the conclusion
       of the next AGM of the Company following the
       forthcoming AGM at which the proposed shareholders'
       mandate for recurrent related party transactions
       of a revenue or trading nature is approved,
       at which time it will lapse, unless by a resolution
       passed at the next AGM, the authority is renewed;
       the expiration of the period within which the
       next AGM after the date it is required to be
       held pursuant to Section 143(1) of the Act
       [but must not extend to such extension as may
       be allowed pursuant to Section 143(2) of the
       Act]; or revoked or varied by resolution passed
       by the shareholders of the Company in a general
       meeting, whichever is the earlier; authorize
       the Directors and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       to give effect to the transactions contemplated
       and/or authorized by this ordinary resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DIALOG GROUP BHD                                                                            Agenda Number:  702184918
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y20641109
    Meeting Type:  EGM
    Meeting Date:  13-Jan-2010
          Ticker:
            ISIN:  MYL7277OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE BE ADVISED THAT FOR THIS MEETING, THE              Non-Voting    No vote
       COMPANY ALLOWS THE APPOINTMENT   OF ONLY ONE
       1  PROXY IN RESPECT OF EACH SECURITIES ACCOUNT
       ELIGIBLE TO VOTE. GENERALLY, PUBLIC LIMITED
       COMPANY  PLC  ALLOWS APPOINTMENT OF TWO  2
       PROXIES FOR EACH SECURITIES ACCOUNT FOR THEIR
       MEETINGS. AS SUCH, PLEASE TAKE NOTE OF  THIS
       EXCEPTION IN MANAGING YOUR CLIENTS' VOTING
       INSTRUCTIONS FOR SUBMISSION.  THANK YOU.

1      Authorize the Board, subject to the approvals             Mgmt          For                            For
       of all relevant authorities or  parties  where
       required , to capitalize firstly MYR 34,396,684
       from the       Company's revaluation reserve
       account and the balance thereof of up to MYR
       22,437,358 from the retained profits of
       the Company and that the same be      applied
       in making payment in full at par of up to 568,340,416
       Bonus Shares in the share capital of the Company;
       approve that such Bonus Shares be allotted
       and distributed as fully paid amongst persons
       who are registered as           shareholders
       of the Company on the Entitlement Date, on
       the basis of 2 Bonus  Shares for every 5 Dialog
       Shares held then by such shareholders; authorize
       the Board to deal with any fractional entitlement
       and fraction of a Bonus     Share that may
       arise from CONTD.

-      CONTD. the Proposed Bonus Issue in such a manner          Non-Voting    No vote
       as it shall in their         absolute discretion
       deem fit and in the interest of the Company;
       approve that such Bonus Shares shall, upon
       allotment and issue, rank pari passu in all
       respects with the existing Shares save
       and except that they shall not be      entitled
       to any dividends, rights, allotments and/or
       other distributions, the entitlement date of
       which is prior to the date of the allotment
       of the Bonus  Shares; and authorize the Board
       to give effect to the Proposed Bonus Issue
       with full powers to assent to any conditions,
       modifications, variations       and/or amendments
       as may be required by the relevant authorities
       and to do    all such acts as they may consider
       necessary CONTD.

-      CONTD. or expedient in the best interest of               Non-Voting    No vote
       the Company to give effect to the Proposed
       Bonus Issue




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702151337
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2009
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, that the grant of share options        Mgmt          For                            For
       to Captain Larry Glenn Johnson [Cpt Johnson],
       the terms of which are as specified and authorize
       any of the Directors of the Company [the Directors]:
       i) to grant share options in accordance with
       the terms of the option agreement entered into
       between the Company and Cpt Johnson on 05 OCT
       2009 [the Terms], with exercise price set at
       SGD 0.45 per new Share, and to allot and issue
       or deliver from time to time up to 4,000,000
       new Shares [as defined below] or Treasury Shares
       [as defined below] required pursuant to the
       exercise of such option; and ii) to modify
       and/or amend the terms of the options from
       time to time provided that such modifications
       and/or amendments are effected in accordance
       with the Terms and to do all such acts and
       to enter into all such transactions, arrangements
       and agreements as may be necessary or expedient
       in order to give full effect to this resolution

2.     Approve and adopt, that the grant of the share            Mgmt          For                            For
       options to each of Mr. Gary Nelson McFadden
       [Mr. McFadden] and Mr. Sonny Joe Sanders [Mr.
       Sanders], the terms of which are as specified
       and authorize any of the Directors: i) to grant
       share options in accordance with the terms
       of the option agreements entered into between
       the Company and each of Mr. McFadden and Mr.
       Sanders on 05 OCT 2009 [the Option Terms],
       with exercise price set at SGD 0.45 per new
       Share, and to allot and issue or deliver from
       time to time up to 1,000,000 and 4,000,000
       new Shares [as defined below] or Treasury Shares
       [as defined below] required respectively, pursuant
       to the exercise of such options; and ii) to
       modify and/or amend the terms of the options
       from time to time provided that such modifications
       and/or amendments are effected in accordance
       with the Option Terms and to do all such acts
       and to enter into all such transactions, arrangements
       and agreements as may be necessary or expedient
       in order to give full effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702151678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2009
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Employee Share Option               Mgmt          For                            For
       Scheme to be named the 'Ezion Employee Share
       Option Scheme' [the 'Scheme'], the rules of
       which have been set out in the circular to
       Shareholders dated 07 NOV 2009 [the 'Circular'],
       and authorize the Directors of the Company
       [the 'Directors']: i) to establish and administer
       the Scheme; ii) to modify and/or amend the
       Scheme from time to time provided that such
       modifications and/or amendments are effected
       in accordance with the rules of the Scheme
       and to do all such acts and to enter into all
       such transactions, arrangements and agreements
       as may be necessary or expedient in order to
       give full effect to the Scheme; and iii) to
       grant options ['Options'] in accordance with
       the rules of the Scheme and to allot and issue
       or deliver from time to time such number of
       new ordinary shares or Treasury Shares required
       pursuant to the exercise of the Options under
       the Scheme

2.     Authorize the Directors, subject to and contingent        Mgmt          For                            For
       upon the passing of Ordinary Resolution 1,
       to grant Options in accordance with the rules
       of the Scheme with exercise prices set at a
       discount to the Market Price [as specified],
       provided that such discount does not exceed
       the relevant limits set by the Singapore Exchange
       Securities Trading Limited [the 'SGX-ST']




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702152341
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6423P103
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2009
          Ticker:
            ISIN:  SG1J06885540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, that the grant of share options        Mgmt          No Action
       to Captain Larry Glenn Johnson ["Cpt Johnson"],
       on the terms as specified and authorize any
       of the Directors of the Company [the "Directors"]:
       i) to grant share options in accordance with
       the terms of the option agreement entered into
       between the Company and Cpt Johnson on 05 OCT
       2009 [the "Terms"], with exercise price set
       at SGD 0.45 per new Share, and to allot and
       issue or deliver from time to time up to 4,000,000
       new Shares [as defined below] or Treasury Shares
       [as defined below] required pursuant to the
       exercise of such option; and ii) to modify
       and/or amend the terms of the options from
       time to time provided that such modifications
       and/or amendments are effected in accordance
       with the Terms and to do all such acts and
       to enter into all such transactions, arrangements
       and agreements as may be necessary or expedient
       in order to give full effect to this resolution

2.     Approve and adopt, that the grant of the share            Mgmt          No Action
       options to each of Mr. Gary Nelson McFadden
       ["Mr. McFadden"] and Mr. Sonny Joe Sanders
       ["Mr. Sanders"], on the terms as specified
       and authorize any of the Directors: i) to grant
       share options in accordance with the terms
       of the option agreements entered into between
       the Company and each of Mr. McFadden and Mr.
       Sanders on 05 OCT 2009 [the "Option Terms"],
       with exercise price set at SGD 0.45 per new
       Share, and to allot and issue or deliver from
       time to time up to 1,000,000 and 4,000,000
       new Shares [as defined below] or Treasury Shares
       [as defined below] required respectively, pursuant
       to the exercise of such options; and ii) to
       modify and/or amend the terms of the options
       from time to time provided that such modifications
       and/or amendments are effected in accordance
       with the Option Terms and to do all such acts
       and to enter into all such transactions, arrangements
       and agreements as may be necessary or expedient
       in order to give full effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702152377
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6423P103
    Meeting Type:  EGM
    Meeting Date:  23-Nov-2009
          Ticker:
            ISIN:  SG1J06885540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt, that the Employee Share Option         Mgmt          For                            For
       Scheme to be named the 'Ezion Employee Share
       Option Scheme' [the 'Scheme'], the rules of
       which have been specified in the circular to
       Shareholders dated 07 NOV 2009 [the 'Circular'],
       and authorize the Directors of the Company
       [the 'Directors']: i) to establish and administer
       the Scheme; ii) to modify and/or amend the
       Scheme from time to time provided that such
       modifications and/or amendments are effected
       in accordance with the rules of the Scheme
       and to do all such acts and to enter into all
       such transactions, arrangements and agreements
       as may be necessary or expedient in order to
       give full effect to the Scheme; and iii) to
       grant options ['Options'] in accordance with
       the rules of the Scheme and to allot and issue
       or deliver from time to time such number of
       new shares [as specified] or Treasury Shares
       [as specified] required pursuant to the exercise
       of the Options under the Scheme

2.     Authorize the Directors, subject to and contingent        Mgmt          For                            For
       upon the passing of Resolution 1, to grant
       Options in accordance with the rules of the
       Scheme with exercise prices set at a discount
       to the Market Price [as specified], provided
       that such discount does not exceed the relevant
       limits set by the Singapore Exchange Securities
       Trading Limited [the 'SGX-ST']




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702162556
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  EGM
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       161 of the Companies Act, Chapter 50 and the
       Listing Rules of the Singapore Exchange Securities
       Trading Limited [the "SGX-ST"], to: (a) (i)
       issue shares in the capital of the Company
       [whether by way of rights, bonus or otherwise];
       and/or (ii) make or grant offers, agreements
       or options [collectively, "instruments"] that
       may or would require shares to be issued, including
       but not limited to the creation and issue of
       warrants, debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the directors may in their
       absolute discretion deem fit; and (b) [notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force] issue shares
       in pursuance of any instrument made or granted
       by the directors while this resolution was
       in force, provided that: (i) the aggregate
       number of shares to be issued pursuant to this
       resolution [including shares to be issued in
       pursuance of instruments made or granted pursuant
       to this resolution) does not exceed 100% of
       the issued share capital [excluding treasury
       shares] of the Company [as specified], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of instruments made or granted
       pursuant to this resolution] does not exceed
       50% of the issued share capital [excluding
       treasury shares] of the Company [as specified];
       (ii) for the purpose of determining the aggregate
       number of shares that may be issued under sub-paragraph
       (i) above, the percentage of the issued share
       capital of the Company shall be calculated
       based on the issued share capital [excluding
       treasury shares] of the Company at the time
       of passing of this resolution, after adjusting
       for: (1) new shares arising from the conversion
       or exercise of the instruments; (2) new shares
       arising from exercise of share options or vesting
       of share awards outstanding or subsisting at
       the time of passing of this resolution, provided
       the options or awards were granted in compliance
       with part viii of chapter 8 of the listing
       manual [Section B: Rules of Catalist] of the
       SGX-ST [the "listing manual"]; and (3) any
       subsequent bonus issue, consolidation or subdivision
       of shares; (iii) in exercising the authority
       conferred by this resolution, the Company shall
       comply with the provisions of the listing manual
       for the time being in force [unless such compliance
       has been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and (iv) unless carried out to the full extent
       mandated or revoked or varied by the Company
       in general meeting; [Authority expires until
       the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required By Law to be held, whichever is
       the earlier]

2.     Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate in Resolution 1
       above being obtained, to issue new shares other
       than on a pro rata basis to shareholders of
       the Company at an issue price per new share
       which shall be determined by the Directors
       in their absolute discretion provided that
       such price shall not represent more than a
       20% discount to the weighted average price
       per share determined in accordance with the
       requirements of the SGX-ST




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702337355
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the Company to be transferred from the            Mgmt          For                            For
       SGX Catalist to the SGX Main Board, and authorize
       any of the Directors of the Company [the ''Directors'']
       to do all such acts as may be necessary or
       expedient in order to give full effect to this
       resolution

2.     Amend the Ezion Employee Share Option Scheme              Mgmt          For                            For
       [the scheme] that the proposed amendments to
       the existing rules of the scheme in accordance
       with the proposed amendments as approved and
       adopted, and authorize any of the Directors
       to do all such acts as may be necessary or
       expedient in order to give full effect to this
       resolution

3.     Approve to grant of options to Mr. Chew Thiam             Mgmt          For                            For
       Keng that the offer a controlling shareholder,
       of the right to subscribe for shares to be
       granted pursuant to the scheme and for the
       time being subsisting [the options] in accordance
       with the scheme on the specified terms: date
       of grant of options: 18 JAN 2010; number of
       options proposed to be granted: 700,000 options
       comprising an aggregate of 700,000 shares [being
       approximately 0.10% of the issued shares [less
       treasury shares] as at the latest practicable
       date and approximately 0.10% of the enlarged
       issued share capital of the Company [less treasury
       shares] after the exercise of the options]
       exercise price: SGD 0.70 [which is a discount
       of approximately 15% from the market price
       as defined herein]; vesting schedule: 50% of
       the options proposed to be granted will vest
       at the end of the second anniversary, and the
       remaining 50% will vest at the end of the 3rd
       anniversary, from the date of grant; and authorize
       any of the Directors to allot and issue or
       deliver from time to time up to 700,000 new
       shares or treasury shares required pursuant
       to the exercise of such option, and to modify
       and/or amend the terms of the options from
       time to time provided that such modifications
       and/or amendments are effected in accordance
       with the terms of the scheme and to do all
       such acts as may be necessary or expedient
       in order to give full effect to the grant of
       the options for the purposes of this resolution,
       market price means in relation to a share,
       a price equal to the average of the last dealt
       prices for a share, as determined by reference
       to the daily official list or other publication
       published by Singapore Exchange Securities
       trading limited [SGXST] for 5 consecutive days
       on which the SGXST is open for trading of securities
       immediately preceding the date of offer to
       grant an option, rounded up to the nearest
       whole cent in the event of fractional prices,
       in this notice, shares means the ordinary shares
       in the capital of the Company and treasury
       shares means the shares held in treasury by
       the Company




--------------------------------------------------------------------------------------------------------------------------
 EZION HOLDINGS LTD                                                                          Agenda Number:  702354577
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2186W104
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1W38939029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors report and the            Mgmt          For                            For
       audited accounts of the Company for the YE
       31 DEC 2009 together with the Auditors report
       thereon

2      Declare a first and final dividend of 0.06 cents          Mgmt          For                            For
       per share tax exempt [one-tier] for the YE
       31 DEC 2009

3      Re-elect Dr. Wang Kai Yuen as a Director of               Mgmt          For                            For
       the Company retiring pursuant to Article 107
       of the Articles of Association of the Company

4      Re-elect Mr. Lim Thean Ee as a Director of the            Mgmt          For                            For
       Company retiring pursuant to Article 107 of
       the Articles of Association of the Company

5      Approve the payment of Directors fees of SGD              Mgmt          For                            For
       114,000 for the YE 31 DEC 2009

6      Re-appoint KPMG LLP as the Auditors of the Company        Mgmt          For                            For
       and authorize the Directors of the Company
       to fix their remuneration

7      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       [SGX-ST], a) i) issue shares in the Company
       [shares] whether by way of rights, bonus or
       otherwise; and/or ii) make or grant offers,
       agreements or options [collectively, instruments]
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] options,
       warrants, debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors of the Company
       may in their absolute discretion deem fit;
       and b) [notwithstanding the authority conferred
       by this resolution may have ceased to be in
       force] issue shares in pursuance of any Instruments
       made or granted by the Directors of the Company
       while this Resolution was in force, provided
       that: [1] the aggregate number of shares to
       be issued pursuant to this Resolution [including
       shares to be issued in pursuance of the Instruments,
       made or granted pursuant to this resolution]
       shall not exceed 50% of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company [as calculated in
       accordance with this resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to existing
       shareholders of the Company shall not exceed
       20% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       m[as calculated in accordance with this resolution];
       2) [subject to such calculation as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution, the total number
       of issued shares [excluding treasury shares]
       shall be based on the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company at the time of the passing of
       this Resolution, after adjusting for: a) new
       shares arising from the conversion or exercise
       of any convertible securities; b) new shares
       arising from exercising share options or vesting
       of share awards which are outstanding or subsisting
       at the time of the passing of this Resolution,
       provided the options or awards were granted
       in compliance with Part VIII of Chapter 8 of
       the Listing Manual; and c) any subsequent bonus
       issue , consolidation or subdivision of shares;
       3) until 31 December 2010 or such period as
       may be determined by SGX-ST, the 50% limit
       in this resolution may be increased to 100%
       for the Company to undertake pro-rata renounceable
       rights issues; 4) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held]

8      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the grant of the Share Issue Mandate proposed
       to be tabled as Resolution 7 and pursuant to
       the terms and conditions of the Share Issue
       Mandate, issue new shares and/or Instruments
       other than on a pro-rata basis at a discount
       not exceeding 20%, to the weighted average
       price for trades done on the SGX-ST for the
       full market day on which the placement or subscription
       agreement in relation to such shares and/or
       Instruments is executed, provided that: if
       trading in the Company's shares is not available
       for a full market day, the weighted average
       price shall be based on trades done on the
       preceding market day up to the time the placement
       or subscription agreement is signed; in exercising
       the authority conferred by this resolution,
       the Directors complies with the provisions
       of the Listing Manual of the SGX-ST for the
       time being in force [unless such compliance
       has been waived by the SGX-ST], and the Articles
       of Association of the Company; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]

9      Authorize the Directors of the Company, to offer          Mgmt          For                            For
       and grant awards [Awards] in accordance with
       the provisions of the Ezion Employee Share
       Plan [the Plan] and to allot and issue or deliver
       from time to time such number of fully-paid
       shares as may be required to be issued or delivered
       pursuant to the vesting of the awards under
       the Plan, provided that:- [i] the aggregate
       number of shares to be issued pursuant to the
       Plan shall not exceed 3.5% of the total issued
       share capital of the Company as at 31 MAR 2008;
       and [ii] the aggregate number of shares to
       be issued pursuant to the Plan, when added
       to the number of shares issued and issuable
       in respect of such awards and other shares
       issued and/or issuable under other share based
       incentive schemes of the Company, shall not
       exceed 15% of the total number of the issued
       shares [excluding treasury shares] in the capital
       of the Company from time to time and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]

10     Authorize the Directors of the Company, to offer          Mgmt          For                            For
       and grant options in accordance with the rules
       of the Ezion Employee Share Option Scheme [the
       Scheme] and to issue from time to time such
       number of shares in the capital of the Company
       as may be required to be issued pursuant to
       the exercise of options granted by the Company
       under the Scheme, whether granted during the
       subsistence of this authority or otherwise,
       provided always that the aggregate number of
       additional ordinary shares to be issued pursuant
       to the Scheme, when added to the number of
       shares issued and issuable in respect of such
       Scheme and other shares issued and/or issuable
       under other share-based incentive schemes of
       the Company, shall not exceed 15% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

11     Authorize the Company, its Subsidiaries and               Mgmt          For                            For
       associated Companies [the Group] or any of
       them, for the purposes of Chapter 9 of the
       to enter into any of the transactions falling
       within the types or categories of interested
       person transactions as described in the appendix
       to this notice [the Appendix] with Ezra Holdings
       Limited, its subsidiaries and associated companies
       be and is hereby approved, provided that such
       transactions are entered into on an arm's length
       basis, on normal commercial terms and in accordance
       with the guidelines for interested person transactions
       as set out in the Appendix; the aforesaid shareholders'
       mandate shall; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]; and authorize
       the Directors of the Company and/or any of
       them to complete and do all such acts and things
       [including, without limitation, executing all
       such documents and approving any amendment,
       alteration or modification to any document]
       as they may consider desirable, expedient or
       necessary or in the interests of the Company
       to give effect to the aforesaid shareholders
       mandate and/or this resolution

12     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Listing Manual, and pursuant
       to Article 52 of the Company's Articles of
       Association, to exercise all the powers of
       the Company to purchase or otherwise acquire
       the issued ordinary shares fully paid in the
       capital of the Company not exceeding in aggregate
       the prescribed limit [as hereafter defined]
       during the relevant period [as hereafter defined],
       at such price(s) as may be determined by the
       Directors of the Company from time to time
       up to the maximum price [as hereafter defined],
       whether by way of: i) on-market purchase(s)
       [Market Purchase(s)], transacted on the SGX-ST
       through Quest-ST, the trading system of the
       SGX-ST which replaced the Central Limit Order
       Book [CLOB] trading system as of 07 JUL 2008
       or, as the case may be, any other stock exchange
       on which the shares may for the time being
       be listed and quoted, through one or more duly
       licensed stockbrokers appointed by the Company
       for the purpose; and/or ii) off-market purchase(s)
       [Off-Market Purchase(s)] [if effected otherwise
       than on the SGX-ST] in accordance with any
       equal access scheme(s) as may be determined
       or formulated by the Directors as they may
       consider fit, which scheme(s) shall satisfy
       all the conditions prescribed by the Companies
       Act and the Listing Manual; unless varied or
       revoked by the Company in general meeting,
       the authority conferred on the Directors of
       the Company pursuant to the Share Buyback Mandate
       may be exercised by the Directors at any time
       and from time to time during the period commencing
       from the passing of this resolution and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]; ii) the date on which the
       purchases or acquisitions of shares by the
       Company pursuant to the Share Buyback Mandate
       are carried out to the full extent mandated;
       or iii) the date on which the authority contained
       in the Share Buyback Mandate is varied or revoked
       by ordinary resolution of the Company in general
       meeting; authorize the Directors of the Company
       to complete and do all such acts and things
       [including executing such documents as may
       be required] as they may consider expedient
       or necessary to give effect to the transactions
       contemplated by this resolution

       Transact any other ordinary business                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 EZRA HLDGS LTD                                                                              Agenda Number:  702172088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2401G108
    Meeting Type:  AGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  SG1O34912152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited accounts of the Company for the
       FYE 31 AUG 2009 together with the Auditors'
       report thereon

2.     Declare a final tax-exempt dividend of SGD 0.015          Mgmt          For                            For
       per ordinary share for the FYE 31 AUG 2009

3.     Re-elect Mr. Lee Chye Tek Lionel as a Director            Mgmt          For                            For
       retiring pursuant to Article 106 of the Company's
       Articles of Association

4.     Re-elect Mr. Wong Bheet Huan Director retiring            Mgmt          For                            For
       pursuant to Article 106 of the Company's Articles
       of Association

5.     Re-elect Mr. Tay Chin Kwang as a Director retiring        Mgmt          For                            For
       pursuant to Article 106 of the Company's Articles
       of Association

6.     Re-elect Dr. Ngo Get Ping Director retiring               Mgmt          For                            For
       pursuant to Article 106 of the Company's Articles
       of Association

7.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       310,000 for the FYE 31 AUG 2009

8.     Re-appoint Ernst & Young LLP as the Company's             Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       To transact any other ordinary business                   Non-Voting    No vote

9.     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       161 of the Companies Act, Chapter 50 and the
       provisions (including Rule 806) of the Listing
       Manual of the Singapore Exchange Securities
       Trading Limited, to allot and issue shares
       and convertible securities in the capital of
       the Company at any time and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion,
       deem fit provided that the aggregate number
       of shares (including shares to be issued in
       accordance with the terms of convertible securities
       issued, made or granted pursuant to this Resolution)
       to be allotted and issued pursuant to this
       Resolution shall not exceed 50% of the issued
       share capital of the Company at the time of
       the passing of this Resolution, of which the
       aggregate number of shares and convertible
       securities to be issued other than on a pro
       rata basis to all shareholders of the Company
       shall not exceed 20% of the issued share capital
       of the Company and [Authority expires at earlier
       of the conclusion of the Company's next AGM
       or the date by which the next AGM of the Company
       is required by law to be held]; and in the
       case of shares to be issued in accordance with
       the terms of convertible securities issued,
       made or granted pursuant to this resolution,
       until the issuance of such shares in accordance
       with the terms of such convertible securities

10.    Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act, Chapter 50, to allot
       and issue shares in the capital of the Company
       to all the holders of options granted by the
       Company, whether granted during the subsistence
       of this authority or otherwise, under the Ezra
       Employees' Share Option Scheme ['the Scheme']
       upon the exercise of such options and in accordance
       with the terms and conditions of the Scheme,
       provided always that the aggregate number of
       additional ordinary shares to be allotted and
       issued pursuant to the Scheme shall not exceed
       15% of the issued share capital of the Company
       from time to time




--------------------------------------------------------------------------------------------------------------------------
 EZRA HLDGS LTD                                                                              Agenda Number:  702196482
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2401G108
    Meeting Type:  EGM
    Meeting Date:  03-Feb-2010
          Ticker:
            ISIN:  SG1O34912152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company  the               Mgmt          For                            For
       Directors  to: a  for the         purposes
       of the Companies Act  Chapter 50  of Singapore
       the Companies Act    purchase or otherwise
       acquire the Shares  as hereafter defined  not
       exceeding in aggregate the Prescribed Limit
       as hereafter defined , at such price s  as
       may be determined by the Directors from time
       to time up to the Maximum Price  as hereafter
       defined , whether by way of: i  on-market purchases
       Market      Purchases , 105% transacted on
       the SGX-ST through Quest-ST, the new trading
       system of the SGX-ST which replaced the Central
       Limit Order Book  CLOB        trading system
       as of 07 JUL 2008 or, as the case may be, any
       other stock      exchange on which the Shares
       may for the time being listed and quoted,
       through one or more duly licensed stockbrokers
       appointed by the Company for   the purpose;
       CONTD.

-      CONTD. and/or ii  off-market purchases  Off-Market        Non-Voting    No vote
       Purchases  120% effected   pursuant to an equal
       access scheme  as defined in Section 76C of
       the          Companies Act   the Share Buyback
       Mandate  shareholders are advised to note
       that they are waiving their rights to a general
       offer at the required price   from the parties
       acting in concert, namely Lee Kian Soo, Lee
       Chye Tek Lionel, Goh Gaik Choo and Jit Sun
       Investments Pte Ltd, whose shareholdings in
       the     Company add up to an aggregate of 31.52%
       of the Company as at 11 JAN 2010 by  voting
       on a poll taken  to approve the Share Buyback
       Mandate specified       herein;  Authority
       expires the earlier of the conclusion of the
       next AGM  AGM  of the Company is held or required
       By Law or the Articles of Association of  the
       Company to be held or the date on which the
       share buybacks pursuant to    the Share Buyback
       mandate are carried out to the full extent
       mandated ;       CONTD.

-      CONTD. and complete to do all such acts and               Non-Voting    No vote
       things  including executing such  documents
       as may be required  as they may consider expedient
       or necessary to  give effect to the transactions
       contemplated by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 EZRA HOLDINGS LTD, SINGAPORE                                                                Agenda Number:  702104174
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2401G108
    Meeting Type:  EGM
    Meeting Date:  14-Oct-2009
          Ticker:
            ISIN:  SG1O34912152
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT WHERE A SHAREHOLDER APPOINTS             Non-Voting    No vote
       MORE THAN 1 PROXY, HE/SHE SHOULD SPECIFY THE
       PROPORTION OF HIS/HER SHAREHOLDING [EXPRESSED
       AS A PERCENTAGE OF THE WHOLE] TO BE REPRESENTED
       BY EACH PROXY AND IF NO PERCENTAGE IS SPECIFIED,
       THE FIRST NAMED PROXY SHALL BE TREATED AS REPRESENTING
       100% OF THE SHAREHOLDING AND THE SECOND NAMED
       PROXY SHALL BE DEEMED TO BE AN ALTERNATE TO
       THE FIRST NAMED. THANK YOU.

1.     Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       161 of the Companies Act, Chapter 50 and the
       Listing Manual of the SGX-ST [the 'Listing
       Manual'], to issue shares in the capital of
       the Company [whether by way of rights, bonus
       or otherwise]; and/or make or grant offers,
       agreements or options [collectively, 'instruments']
       that may or would require shares to be issued,
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and [b]
       [notwithstanding that the authority conferred
       by this resolution may have ceased to be in
       force] issue shares in pursuance of any instrument
       made or granted by the Directors while this
       resolution was in force, provided that: [i]
       the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the issued share capital
       [excluding treasury shares] of the Company
       as [as calculated in accordance with this resolution
       below], of which the aggregate number of shares
       to be issued other than on a pro-rata basis
       to shareholders of the Company [including shares
       to be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 20% of the issued share capital
       [excluding treasury shares] of the Company
       [as calculated in accordance with this resolution
       below]; [ii] for the purpose of determining
       the aggregate number of shares that may be
       issued under this resolution above, the percentage
       of the issued share capital of the Company
       shall be calculated based on the issued share
       capital [excluding treasury shares] of the
       Company at the time of passing of this resolution,
       after adjusting for: [1] new shares arising
       from the conversion or exercise of any convertible
       securities; [2] new shares arising from exercise
       of share options or vesting of share awards
       outstanding or subsisting at the time of passing
       of this resolution, provided the options or
       awards were granted in compliance with Part
       VIII of Chapter 8 of the Listing Manual; and
       [3] any subsequent bonus issue, consolidation
       or subdivision of shares; [iii] in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual for the time being in
       force [unless such compliance has been waived
       by the SGX-ST] and the Articles of Association
       for the time being of the Company; [Authority
       expires the earlier of the conclusion the next
       AGM or the date by which the next AGM of the
       Company is required by law to be held]

2.     Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate in Resolution 1
       above being obtained, to issue new shares other
       than on a pro-rata basis to shareholders of
       the Company at an issue price per new share
       which shall be determined by the Directors
       in their absolute discretion provided that
       such price shall not represent more than a
       20% discount to the weighted average price
       per share determined in accordance with the
       requirements of the SGX-ST




--------------------------------------------------------------------------------------------------------------------------
 FAIRWOOD HOLDINGS LTD                                                                       Agenda Number:  702054898
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3305Y161
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  BMG3305Y1619
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 MAR 2009 together with the Directors'
       and the Auditors' reports thereon

2.     Declare a final dividend of HKD 28.0 cents per            Mgmt          For                            For
       share for the YE 31 MAR 2009

3.i    Re-elect Mr. Tony Tsoi Tong Hoo as a Director             Mgmt          For                            For

3.ii   Re-elect Dr. Peter Lau Kwok Kuen as a Director            Mgmt          For                            For

4.     Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

5.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       additional Directors up to the maximum number
       determined by the shareholders

6.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

7.A    Authorize the Directors of the Company, during            Mgmt          Against                        Against
       the relevant period [as hereinafter specified]
       to allot, issue and deal with additional shares
       in the capital of the Company and make or grant
       offers, agreements and options which might
       require the exercise of such power, during
       and after the relevant period, not exceeding
       the aggregate of [a] 20 % of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution plus [b] [if the Directors of the
       Company are so authorized by a separate ordinary
       resolution of the shareholders of the Company]
       the nominal amount of share capital of the
       Company repurchased by the Company subsequent
       to the passing of this Resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing such
       separate ordinary resolution], otherwise than
       pursuant to i] a Rights Issue [as specified],
       ii] an issue of shares upon the exercise of
       subscription rights under any option scheme
       or similar arrangement of shares or rights
       to acquire shares of the Company or iii] any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Bye-laws of
       the Company and; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Company's Bye-laws or any applicable laws
       to be held]

7.B    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, during the Relevant Period
       [which shall have the same meaning for the
       purpose of this Resolution, mutatis mutandis,
       as given the resolution specified as Resolution
       7A] of all the powers of the Company to repurchase
       shares of HKD 1.00 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited ['Stock Exchange'] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized for this purpose
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time; b] the aggregate nominal amount
       of shares which may be repurchased pursuant
       to the approval in this Resolution shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing this Resolution

7.C    Authorize the Directors of the Company, conditional       Mgmt          Against                        Against
       upon the passing of the Resolutions 7A and
       7B as specified, to exercise the powers of
       the Company referred to in Resolution 7A in
       respect of the nominal amount of the share
       capital of the Company referred to this resolution




--------------------------------------------------------------------------------------------------------------------------
 FRASERS CENTREPOINT TRUST                                                                   Agenda Number:  702185338
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2642S101
    Meeting Type:  AGM
    Meeting Date:  25-Jan-2010
          Ticker:
            ISIN:  SG1T60930966
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of the Trustee,              Mgmt          For                            For
       the Statement by the Manager and the audited
       financial statements of FCT for the YE 30 SEP
       2009

2      Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of FCT and to hold office until  the conclusion
       of the next AGM, and authorize the Frasers
       Centrepoint Asset   Management Ltd., as manager
       of FCT  the 'Manager' , to fix their remuneration

3      Authorize the Manger to: i) issue units in FCT            Mgmt          Against                        Against
       Units  whether by way of      rights, bonus
       or otherwise; and/or ii) make or grant offers,
       agreements or    options  collectively, 'Instruments'
       that might or would require Units to be issued,
       including but not limited to the creation and
       issue of  as well as    adjustments to  securities,
       warrants, debentures or other instruments
       convertible into Units, at any time
       and upon such terms and conditions and    for
       such purposes and to such persons as the Manager
       may in its absolute      discretion deem fit;
       and issue Units in pursuance of any Instrument
       made or   granted by the Manager while this
       Resolution was in force  notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in      force  contd..

-      contd..provided that: the aggregate number of             Non-Voting    No vote
       Units to be issued pursuant to  this Resolution
       including Units to be issued in pursuance
       of Instruments     made or granted pursuant
       to this Resolution : a)  until 31 DEC 2010
       or such   later date as may be determined by
       Singapore Exchange Securities Trading
       Limited (the 'SGX-ST')  by way of renounceable
       rights issues on a pro rata    basis  such
       renounceable rights issue as authorized by
       this resolution        'Renounceable Rights
       Issues'  to holders of Units  Unitholders
       shall not     exceed 100% of the total number
       of issued Units  excluding treasury Units,
       if any   as calculated in accordance with this
       resolution below ; and (b) by way of unit issues
       other than Renounceable Rights Issues..contd

-      contd.. Other Unit Issues  shall not exceed               Non-Voting    No vote
       50% of the total number of issued Units  excluding
       treasury Units, if any   as calculated in accordance
       with    this resolution below , of which the
       aggregate number of Units to be issued   other
       than on a pro rata basis to Unitholders does
       not exceed 20% of the      total number of
       issued Units  excluding treasury Units, if
       any   as           calculated in accordance
       with this resolution below ; the Units to be
       issued  under the Renounceable Rights Issues
       and Other Unit Issues shall not, in      aggregate,
       exceed 100% of the total number of issued Units
       excluding         treasury Units, if any
       as calculated in accordance with this resolution
       below ; subject to such manner of calculation
       as may be prescribed by the     SGX-ST for
       the purpose of determining the aggregate number
       of Units that may  be issued..contd

-      contd..under this resolution above, the total             Non-Voting    No vote
       number of issued Units          excluding treasury
       Units, if any  shall be based on the number
       of issued      Units  excluding treasury Units,
       if any  at the time this Resolution is
       passed, after adjusting for: (a) any new
       Units arising from the conversion or exercise
       of any Instruments which are outstanding at
       the time this Resolution is passed; and (b)
       any subsequent bonus issue, consolidation or
       subdivision   of Units; in exercising the authority
       conferred by this Resolution, the       Manager
       shall comply with the provisions of the Listing
       Manual of the SGX-ST  for the time being in
       force  unless such compliance contd..

-      contd..has been waived by the SGX-ST  and the             Non-Voting    No vote
       trust deed constituting FCT (as amended)  the
       'Trust Deed'  for the time being in force
       unless otherwise     exempted or waived by
       the MAS ;  Authority expires the earlier of
       the         conclusion of the next AGM of FCT
       or the date by which the next AGM of FCT is
       required by law to be held ; where the terms
       of the issue of the Instruments  provide for
       adjustment to the number of Instruments or
       Units into which the   Instruments may be converted
       in the event of rights, bonus or other
       capitalization issues or any other events,
       the Manager may issue..contd

-      contd..additional Instruments or Units pursuant           Non-Voting    No vote
       to such adjustment            notwithstanding
       that the authority conferred by this Resolution
       may have      ceased to be in force at the
       time the Instruments or Units are issued; and
       authorize the Manager and HSBC Institutional
       Trust Services  Singapore        Limited, as
       trustee of FCT  the 'Trustee' , to complete
       and do all such acts  and things  including
       executing all such documents as may be required
       as the Manager or, as the case may be, the
       Trustee may consider expedient or         necessary
       or in the interest of FCT to give effect to
       the authority conferred by this Resolution

4      Authorize the Manger, contingent on the passing           Mgmt          For                            For
       of Resolution 3 above, to fix the issue price
       for Units that may be issued by way of placement
       pursuant to  the 20% sub-limit for Other Unit
       Issues on a non pro rata basis referred to
       in Resolution 3 above, at a discount exceeding
       10% but not more than 20% of   the price as
       determined in accordance with the Listing Manual
       of the SGX-ST,  until 31 DEC 2010 or such later
       date as may be determined by the SGX-ST

5      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 FRASERS CENTREPOINT TRUST                                                                   Agenda Number:  702190682
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2642S101
    Meeting Type:  EGM
    Meeting Date:  25-Jan-2010
          Ticker:
            ISIN:  SG1T60930966
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to contingent upon the passing           Mgmt          For                            For
       of Resolution 3 : the acquisition of North
       point 2 [as defined in the circular Dated 07
       JAN 2010 [the ''Circular''] issued by Frasers
       Centrepoint Asset Management Ltd, as manager
       of FCT [the ''Manager''], to unitholders of
       FCT [the ''Unitholders''] from Yishun Development
       Pte Ltd ''[YDPL''] for an aggregate purchase
       consideration of SGD 164,550,000 [the ''Northpoint
       2 Acquisition''], on the terms and subject
       to the conditions as specified in the sale
       and purchase agreement to be entered into between
       YDPL and HSBC Institutional Trust Services
       (Singapore) Limited, as trustee of FCT [the
       ''Trustee''], in respect of the sale and purchase
       of Northpoint 2 [the ''Northpoint 2 Sale and
       Purchase Agreement'']; for the entry by the
       Trustee into the Northpoint 2 Sale and Purchase
       Agreement; authorize the Manager, any Director
       of the Manager and the Trustee severally to
       complete and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of FCT to give effect to the Northpoint 2 Acquisition

2.     Approve, subject to contingent upon the passing           Mgmt          For                            For
       of Resolution 3 : the acquisition of Yew Tee
       Point [as defined in the Circular] from YDPL
       for an aggregate purchase consideration of
       SGD 125,650,000 [the ''Yew Tee Point Acquisition''],
       on the terms and subject to the conditions
       as specified in the sale and purchase agreement
       to be entered into between YDPL and the Trustee,
       in respect of the sale and purchase of Yew
       Tee Point [the ''Yew Tee Point Sale and Purchase
       Agreement'']; given for the entry by the Trustee
       into the Yew Tee Point Sale and Purchase Agreement;
       authorize the Manager, any Director of the
       Manager and the Trustee to complete and do
       all such acts and things [including executing
       all such documents as may be required] as the
       Manager, such Director of the Manager or, as
       the case may be, the Trustee may consider expedient
       or necessary or in the interests of FCT to
       give effect to the Yew Tee Point Acquisition

3.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 1 or Resolution 2 or
       both Resolution 1 and Resolution 2: given for
       the issue of up to 152.0 million new units
       in FCT [''New Units''] in the manner described
       in the Circular [the ''Equity Fund Raising''];
       authorize the Manager, any Director of the
       Manager and the Trustee severally to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of FCT to give effect to the Equity Fund Raising

4.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 3 ; given for the placement
       of up to such number of New Units under the
       private placement to Frasers Centre point Limited
       and its subsidiaries [the ''FCL Group''] in
       the manner described in the Circular; authorize
       the Manager, any Director of the Manager and
       the Trustee severally to complete and do all
       such acts and things [including executing all
       such documents as may be required] as the Manager,
       such Director of the Manager or, as the case
       may be, the Trustee may consider expedient
       or necessary or in the interests of FCT to
       give effect to such placement of New Units
       to the FCL Group




--------------------------------------------------------------------------------------------------------------------------
 GLOBE TELECOM INC                                                                           Agenda Number:  702297195
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y27257149
    Meeting Type:  AGM
    Meeting Date:  13-Apr-2010
          Ticker:
            ISIN:  PHY272571498
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658222 DUE TO RECEIPT OF DIRECTOR NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve to determine the quorum                           Mgmt          For                            For

2.     Approve the minutes of previous meeting                   Mgmt          For                            For

3.     Receive the annual report of the Officers                 Mgmt          For                            For

4.1    Ratify all acts and resolutions of the Board              Mgmt          For                            For
       of Directors and Management adopted in the
       ordinary course of business during the preceding
       year

4.2    Ratify the establishment of long term incentive           Mgmt          For                            For
       plan

5.1    Election of Jaime Augusto Zobel De Ayala as               Mgmt          For                            For
       a Director

5.2    Election of Gerardo C. Ablaza, Jr. as a Director          Mgmt          For                            For

5.3    Election of Mark Chong Chin Kok as a Director             Mgmt          For                            For

5.4    Election of Romeo L. Bernardo as a Director               Mgmt          For                            For

5.5    Election of Ernest Lawrence L. Cu as a Director           Mgmt          For                            For

5.6    Election of Roberto F. De Ocampo as a Director            Mgmt          For                            For

5.7    Election of Koh Kah Sek as a Director                     Mgmt          For                            For

5.8    Election of Delfin L. Lazaro as a Director                Mgmt          For                            For

5.9    Election of Xavier P. Loinaz as a Director                Mgmt          For                            For

5.10   Election of Guillermo D. Luchangco as a Director          Mgmt          For                            For

5.11   Election of Fernando Zobel De Ayala as a Director         Mgmt          For                            For

6.     Election of the Auditors and approve to fix               Mgmt          For                            For
       their remuneration

7.     Other business                                            Non-Voting    No vote

8.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GREATEK ELECTRONICS INC                                                                     Agenda Number:  702456535
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2858G106
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2010
          Ticker:
            ISIN:  TW0002441003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 672763 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the 2009 financial statements                   Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.8 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings, proposed stock dividend: 20 for 1,000
       shares held

B51.1  Election of Chuang-Hsien Chueh [Shareholder               Mgmt          For                            For
       No.: 3] as a Director

B51.2  Election of Chin-Cheng Li [Shareholder No.:               Mgmt          For                            For
       2] as a Director

B51.3  Election of Louis Ning [Shareholder No.: 18]              Mgmt          For                            For
       as a Director

B51.4  Election of Di-Ping Yang [Shareholder No.: 47]            Mgmt          For                            For
       as a Director

B51.5  Election of Stoney Chen [Shareholder No.: 74]             Mgmt          For                            For
       as a Director

B51.6  Election of Cisheng Investment Inc., [Shareholder         Mgmt          For                            For
       No.: 40398] as a Director

B51.7  Election of Hung-Wei Venture Capital Co., Ltd.            Mgmt          For                            For
       [Shareholder No.: 47414] as a Director

B52.1  Election of Yan-Tang Chang [Shareholder No.:              Mgmt          For                            For
       32] as a Supervisor

B52.2  Election of Wen-Han Chen [Shareholder No.: 50]            Mgmt          For                            For
       as a Supervisor

B52.3  Election of Cheng-Yue Liu, [ID.: H101064720]              Mgmt          For                            For
       as a Supervisor

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.7    Other issues and extraordinary motions                    Mgmt          Abstain                        For

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GUOCOLAND LTD, SINGAPORE                                                                    Agenda Number:  702105429
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y29599100
    Meeting Type:  AGM
    Meeting Date:  16-Oct-2009
          Ticker:
            ISIN:  SG1R95002270
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To lay before the Meeting the Directors' Report           Non-Voting    No vote
       and Audited Accounts of the Company for the
       FYE 30 JUN 2009

1.     Declare a first and final tax-exempt [One-Tier]           Mgmt          For                            For
       dividend of 5 cents per ordinary share for
       the FYE 30 JUN 2009

2.     Approve the Directors' fees of SGD 327,000 for            Mgmt          For                            For
       the FYE 30 JUN 2009

3.     Re-elect Mr. Sat Pal Khattar as a Director,               Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

4.     Re-elect Mr. Quek Chee Hoon as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Mr. Timothy Teo Lai Wah as a Director,           Mgmt          For                            For
       who retires in accordance with the Company's
       Articles of Association

6.     Re-appoint Mr. Goh Yong Hong as a Director of             Mgmt          For                            For
       the Company to hold such office until the next
       AGM of the Company, who retires pursuant to
       Section 153[6] of the Companies Act, Chapter
       50

7.     Re-appoint Messrs. KPMG LLP as the Auditors               Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

8.a    Authorize the Directors to offer and grant options        Mgmt          For                            For
       under the GuocoLand Limited Executives' Share
       Option Scheme 2008 [the 'Scheme'] and to allot
       and issue from time to time such number of
       shares in the Company as may be required to
       be issued pursuant to the exercise of options
       under the Scheme, provided that the aggregate
       number of shares to be issued when added to
       the number of shares issued and transferred
       and issuable and transferrable in respect of
       all options under the Scheme, shall not exceed
       15% of the total number of issued shares of
       the Company [excluding treasury shares] on
       the day preceding that date ['Scheme Limit'],
       provided that for so long as the Company is
       a subsidiary of Guoco Group Limited ['GGL']
       and GGL is listed on the Hong Kong Stock Exchange
       ['HKSE'] but subject always to the Scheme Limit:
       [aa] the aggregate number of new shares over
       which the Scheme committee may grant options
       on any date, when added to the number of new
       shares issued and issuable in respect of all
       options granted under the Scheme, shall not
       exceed 10% of the total number of issued shares
       at the date that the Scheme was approved by
       shareholders of the Company in a general meeting
       or was approved by the shareholders of GGL
       in a general meeting, whichever is the later,
       or such other limit as may be prescribed or
       permitted by the HKSE from time to time ['HKSE
       Listing Rules Limit']; [bb] the HKSE Listing
       Rules Limit may upon the approval of the shareholders
       of GGL where required, be exceeded or increased;
       and [cc] that the aggregate number of shares
       to be offered to certain employees collectively
       and individually during the duration of the
       Scheme [subject to adjustments, if any, made
       under the Scheme] shall not exceed such limits
       or [as the case may be] sub-limits as may be
       prescribed in the Scheme

8.b    Authorize the Directors, that notwithstanding             Mgmt          For                            For
       Resolution 8[a], pursuant to Section 161 of
       the Companies Act, Chapter 50, to issue shares
       in the Company at any time and upon such terms
       and conditions and for such purposes as the
       Directors may, in their absolute discretion
       deem fit, provided that the aggregate number
       of shares to be issued pursuant to this resolution
       does not exceed 10% of the issued share capital
       of the Company for the time being

8.C    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of the Companies Act, Chapter
       50 [the 'Companies Act'], to purchase or otherwise
       acquire ordinary shares in the issued share
       capital of the Company ['Shares'] not exceeding
       in aggregate of 10% of the issued ordinary
       share capital of the Company, at such price[s]
       as may be determined by the Directors from
       time to time up to the maximum price whether
       by way of: not exceeding 5% above the average
       of the closing market prices of the shares
       over the 5 market days, on which transactions
       in the shares were recorded, before the day
       on which the market purchase was made by the
       Company, and deemed to be adjusted for any
       Corporate action that occurs after the relevant
       5 market days on the Singapore Exchange Securities
       Trading Limited ['SGX-ST']; and in the case
       of an Off-market purchase pursuant to an equal
       access scheme, 20% above the average of the
       closing market prices of the shares over the
       5% market days on which transaction in shares
       were recorded before the day on which the Company
       makes an announcement of an offer under an
       Off-Market purchase Scheme, effected otherwise
       than on the SGX-ST in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST as may for the time
       being be applicable, generally and unconditionally
       [the 'Share Purchase Mandate']; [Authority
       expires on the earlier of: the date on which
       the next AGM of the Company is held or the
       date by which the next AGM of the Company is
       required by law to be held]; and the Directors
       of the Company and/or any of them to complete
       and do all such acts and things [including
       executing such documents as may be required]
       as they and/or he may consider expedient or
       necessary to give effect to the transactions
       contemplated and/or authorized by this resolution

       To transact any other business                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HIL INDUSTRIES BHD                                                                          Agenda Number:  702492276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196M102
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  MYL8443OO003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Audited Accounts for the            Mgmt          For                            For
       FYE 31 DEC 2009

2      Approve a first and final dividend of 3.25 sen            Mgmt          For                            For
       per ordinary share of MYR 0.50 each less 25%
       income tax for the FYE 31 DEC 2009 to be paid
       on 18 AUG 2010 to the Members registered in
       the Record of Depositors on 05 AUG 2010

3      Re-elect Dato' Setia Abdul Halim bin Dato' Haji           Mgmt          For                            For
       Abdul Rauf as a Director, who retires in accordance
       with Section 129(6) of the Companies Act, 1965

4      Re-elect Mat Ripen Bin Mat Elah as a Director,            Mgmt          For                            For
       who retires in accordance with Section 129(6)
       of the Companies Act, 1965

5      Re-elect Tan Sri Dato' Dr. Sak Cheng Lum as               Mgmt          For                            For
       a Director, who retires in        accordance
       with Article 102 of the Company's Articles
       of Association

6      Re-elect Ong Kuee Hwa as a Director, who retires          Mgmt          For                            For
       in accordance with Article   102 of the Company's
       Articles of Association

7      Approve the payment of Directors' Fees for the            Mgmt          For                            For
       FYE 31 DEC 2009

8      Re-appoint H.K. Phuah & Co. as the Auditors               Mgmt          For                            For
       of the Company and authorize the  Directors
       to fix their remuneration

9      Authorize the Directors, subject always to the            Mgmt          Against                        Against
       Companies Act, 1965, the Memorandum and Articles
       of Association of the Company and the approvals
       of the relevant governmental/regulatory authorities,
       pursuant to Section 132D of the Companies Act,
       1965 to issue shares in the Company from time
       to time and upon such terms and conditions
       and for such purposes as the Directors may
       deem fit provided that the aggregate number
       of shares issued pursuant to this resolution
       does not exceed 10% of the issued capital of
       the Company for the time being and that such
       authority shall continue in force until the
       conclusion of the next AGM of the Company;
       the general mandate sought for issue of shares
       is a renewal to the general mandate sought
       in the preceding year, as at the date of Notice,
       no new shares in the Company were issued pursuant
       to the mandate granted to the Directors at
       the 39th AGM held on 26 JUN 2009 and hence
       no proceeds were raised there from, the renewal
       of the general mandate is to provide flexibility
       to the Company to issue new shares without
       the need to convene separate general meeting
       to obtain its shareholders' approval so as
       to avoid incurring additional cost and time,
       the purpose of this general mandate is for
       possible fund raising exercises including but
       not limited to further placement of shares
       for purpose of funding current and/or future
       investment projects, working capital and/or
       acquisitions

10     Authorize the Company, subject always to the              Mgmt          For                            For
       Companies Act, 1965, the         provisions
       of the Memorandum and Articles of Association
       of the Company, the  Listing Requirements of
       Bursa Malaysia Securities Berhad  Bursa Securities
       and all other applicable laws, guidelines,
       rules and regulations, to the      fullest
       extent permitted by law, to purchase such number
       of ordinary shares   of MYR 0.50 each in the
       Company as may be determined by the Directors
       of the  Company from time to time through Bursa
       Securities upon such terms and        conditions
       as the Directors may deem fit and expedient
       in the interest of the Company  the Proposed
       Share Buy-Back  provided that:- a) the maximum
       number   of shares which may be purchased by
       the Company shall not exceed 10% of the   total
       issued and paid-up share capital of the Company
       CONTD.

CONT   CONTD. at any point of time; b) the maximum               Non-Voting    No vote
       fund to be allocated by the       Company in
       relation to the Proposed Share Buy-Back shall
       not exceed the sum   of the retained profits
       and the share premium account of the Company
       based on the latest audited financial statements
       available up to the date of a         transaction
       under the Proposed Share Buy-Back;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the     period within which the next AGM is
       to be held by law ; but not so as to      prejudice
       the completion of purchase(s) by the Company
       before the aforesaid   expiry date and, in
       any event, in accordance with the provisions
       of the       Listing Requirements issued by
       Bursa Securities and CONTD.

CONT   CONTD. any other relevant authorities; d) Upon            Non-Voting    No vote
       completion of the purchase(s)  of the shares
       by the Company, the shares shall be dealt with
       in the following manner:- i) To cancel the
       shares so purchased; ii) To retain the shares
       so    purchased as Treasury Shares; iii) To
       distribute the Treasury Shares as       dividends
       to shareholders; iv) To resell the Treasury
       Shares on Bursa         Securities in accordance
       with the relevant rules of Bursa Securities;
       and v)  Any combination of the above (i), (ii),
       (iii) and (iv); authorize the         Directors
       of the Company, to take all such steps as are
       necessary or          expedient  including
       without limitation, the opening and maintaining
       of       central depository account(s) under
       the Securities Industry  Central          Depositories
       Act, 1991, and the entering into of all other
       agreements,       arrangements and guarantees
       with any party CONTD.

CONT   CONTD. or parties  to implement, finalize and             Non-Voting    No vote
       give full effect to the         aforesaid purchase(s)
       with full powers to assent to any conditions,
       modifications, resolutions, variations
       and/or amendments  if any  as may be   imposed
       by the relevant authorities and to deal with
       all matters relating     thereto and take all
       steps and do all acts and things in any manner
       as they   may deem necessary in connection
       with the Proposed Share Buy-Back in the
       interest of the Company

11     Transact any other business of which due notice           Mgmt          For                            Against
       shall have been given

S.12   Approve and adopt the amendments to the Articles          Mgmt          For                            For
       of Associations of the       Company in the
       form and manner as set out in the Circular
       to the Shareholders dated 04 JUN 2010




--------------------------------------------------------------------------------------------------------------------------
 HOLLYSYS AUTOMATION TECHNOLOGIES LTD                                                        Agenda Number:  933296825
--------------------------------------------------------------------------------------------------------------------------
        Security:  G45667105
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2010
          Ticker:  HOLI
            ISIN:  VGG456671053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHANGLI WANG                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: COLIN SUNG                          Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JERRY ZHANG                         Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JIANYUN CHAI                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: QINGTAI CHEN                        Mgmt          For                            For

02     APPROVE THE RATIFICATION OF BDO LIMITED AS THE            Mgmt          For                            For
       COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT
       FOR FISCAL YEAR 2010.




--------------------------------------------------------------------------------------------------------------------------
 HTL INTERNATIONAL HOLDINGS LTD                                                              Agenda Number:  702370191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38157106
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  SG1A48000743
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts for the FYE 31 DEC 2009 together
       with the Auditor's report thereon

2.     Re-elect Mr. Phua Yong Sin as a Director, who             Mgmt          For                            For
       retires by rotation pursuant to Article 87
       of the Company's Articles of Association

3.     Re-elect Professor Wee Chow Hou as a Director,            Mgmt          For                            For
       who retires by rotation pursuant to Article
       87 of the Company's Articles of Association

4.     Approve an increase in the basic fees and allowance       Mgmt          For                            For
       for Non-Executive Directors for the FYE 31
       DEC 2009 by SGD 20,000 to SGD 149,000

5.     Approve the basic fees and allowances for the             Mgmt          For                            For
       Non-Executive Directors in the amount of SGD
       141,000 for the FYE 31 DEC 2010

6.     Re-appoint Messrs. Ernst & Young LLP as the               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act (Chapter
       50) and in accordance with the listing rules
       of the Singapore Exchange Securities Trading
       Limited (SGX-ST), at any time and upon such
       terms and conditions and for such purposes
       as the Directors may in their absolute discretion
       deem fit to: issue shares in the capital of
       the Company (Shares), whether by way of rights
       issue, bonus issue or otherwise; and/or make
       or grant offers, agreements or options (collectively,
       Instruments) that might or would require Shares
       to be issued, including but not limited to
       the creation and issue of (as well as adjustments
       to) warrants, debentures or other instruments
       convertible into Shares; and (notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force) issue Shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: the aggregate number
       of Shares to be issued pursuant to this resolution
       (including Shares to be issued in pursuance
       to Instruments made or granted pursuant to
       this resolution) shall not exceed 100% of the
       total number of issued shares in the capital
       of the Company (excluding treasury shares)
       as at the time of the passing of this resolution,
       after adjusting for: (a) new shares arising
       from the conversion or exercise of convertible
       securities; (b) new shares arising from exercising
       share options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution provided the options or awards
       were granted in compliance with Part VIII of
       Chapter 8 of the Listing Manual of the SGX-ST;
       and (c) any subsequent bonus issue, consolidation
       or subdivision of shares of which: (i) up to
       100% of the total number of issued shares in
       the Company (excluding treasury shares and
       after adjustment as provided above) (or such
       other percentage or limit that the SGX-ST may
       prescribe or allow), may be issued by way of
       renounceable rights issues on a pro rata basis
       to shareholders of the Company, subject to
       such conditions as the SGX-ST may impose from
       time to time; and (ii) not more than 50% of
       the total number of issued shares in the Company
       (excluding treasury shares and after adjustment
       as provided above), may be issued other than
       by way of a renounceable rights issue as described
       under this resolution, of which not more than
       20% may be issued other than on a pro rata
       basis to shareholders of the Company; [Authority
       expires the earlier or until the conclusion
       of the AGM of the Company next following the
       passing of this resolution, or the date by
       which such AGM is required to be held]

8.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to Resolution 7, and subject to such conditions
       as the SGX-ST may impose from time to time,
       at any time upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit, to issue shares in the capital of
       the Company on a non pro rata basis, priced
       at a discount exceeding 10% but not more than
       20% (or such of the traded price for the Company's
       share (or such other percentage or limit as
       the SGX-ST may prescribe or allow), such price
       to be determined in accordance with the listing
       rules of the SGX-ST

9.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       161 of the Companies Act (Chapter 50), to offer
       and grant options to subscribe for shares in
       the Company in accordance with the HTL International
       Holdings Limited Share Option Plan 2002 (the
       Plan), including options with subscription
       prices which are set at a discount not exceeding
       20% of the market price for the shares prevailing
       at the date of grant of the option; and allot
       from time to time such number of shares as
       may be required to be issued pursuant to the
       exercise of options under the Plan, provided
       always that the aggregate number of new shares
       to be issued pursuant to the Plan shall not
       exceed 15% of the total issued share capital
       of the Company (excluding treasury shares)
       on the day preceding the relevant dates of
       grant of the option

10.    Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act (Chapter 50) (the Companies Act),
       to purchase or otherwise acquire issued ordinary
       shares in the share capital of the Company
       (Shares) not exceeding in aggregate the Maximum
       Percentage as 10%, at such price or prices
       as may be determined by the Directors from
       time to time up to the Maximum Price (as specified),
       whether by way of: (i) market purchase(s) 105%)
       of the Average Closing Price on the SGX-ST
       (Market Purchases); and/or (ii) off-Market
       Purchase(s) 110% of the Average Closing Price
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act
       (Off-Market Purchases), and otherwise in accordance
       with all laws, regulations and rules of the
       SGX-ST as may for the time being be applicable,
       and approved generally and unconditionally
       (the Share Buy-back Mandate); [Authority expires
       the earlier of the date on which the next AGM
       of the Company is held or the date by which
       the next AGM of the Company is required by
       law to be held]; and to complete and do all
       such acts and things (including executing such
       documents as may be required) as they and/or
       he may consider expedient or necessary to give
       effect to the transactions contemplated and/or
       authorized by this resolution

-      Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 I.C.S.A (INDIA) LTD                                                                         Agenda Number:  702098674
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3857H111
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE306B01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit & loss account               Mgmt          For                            For
       for the YE 31 MAR 2009, balance sheet as on
       that date along with the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares for the               Mgmt          For                            For
       FY 2008-2009

3.     Re-appoint Mr. V. Shyam Sunder Reddy as a Director,       Mgmt          For                            For
       who retires by rotation

4.     Re-appoint M/s. VDNR & Associates, Chartered              Mgmt          For                            For
       Accountants, Hyderabad as the Statutory Auditors,
       to hold office from the conclusion of this
       AGM until the conclusion of next AGM at a remuneration
       to be fixed by the Board

S.5    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 293[1][d] of the
       Companies Act, 19561, and other applicable
       provisions if any, borrowing any sum or suns
       of money from time to time, from any one or
       more of the Company's bankers/other banks and/or
       from any 1 or more other persons, firms, bodies
       Corporate or financial institutions whether
       by way of cash credit, advance or deposits,
       loans or bill discounting or otherwise and
       whether unsecured or secured mortgage by way
       of charge and/or by mortgage hypothecation
       or lien or pledge of the Company's assets and
       properties, in addition to the mortgages/charges
       created/ to be created by the Company, in such
       form and manner and with such ranking and at
       such time and on such terms as the Board may
       determine on all or any of the moveable and/or
       immoveable properties of the Company, both
       present and future and/or the whole or any
       part of the undertaking[s] of the Company,
       whether movable or stock in trade [including
       raw materials, stores, spare parts and components
       in stock or in transit] and work in progress
       and all or any of the undertakings of the company
       for securing the borrowings availed/to be availed
       by the Company and/or any of the Company's
       holding/subsidiary/ affiliate/associate Company,
       notwithstanding that the moneys to be borrowed
       together with money's already borrowed by the
       Company [apart from temporary loans obtained
       from the Company's bankers in the ordinary
       course of the business] will or may exceed
       the aggregate of the paid up  capital of the
       Company and its free reserves, that is to say,
       reserves not set apart for any specific purpose.
       but so however that tie total amount up to
       which the money's may be borrowed by the Board
       of Directors and outstanding at any time shad
       not exceed the sum of INR 1500 Crores only
       exclusive of interest; and Directors to execute
       such deeds of debentures and debenture trust
       deeds or mortgage, charge, hypothecation, lien,
       promissory notes, deposit receipts and other
       deeds and instruments or writings as they may
       think fit and containing such conditions and
       covenants as the Directors may think fit

S.6    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee,
       including the ESOP Compensation Committee which
       has been/may be constituted to exercise its
       powers, including the powers conferred by this
       resolution], pursuant to the provisions of
       Section 81(1A) and all other applicable provisions,
       if any, of the Companies Act 1956, the Memorandum
       and Articles of Association of the Company
       and subject to such other approvals, permissions
       and sanctions as may be necessary and subject
       to such conditions and modifications as may
       be prescribed or imposed while granting such
       approvals, permissions and sanctions, to create,
       offer, issue and allot at any time to or to
       the benefit of such person(s) who are in permanent
       employment of the Company, which includes present
       and future employees, in India or overseas
       and any Directors including Executive and Non-Executive
       Directors but excluding i) Promoter Directors
       and ii) those Directors who hold directly or
       indirectly more than 10% of the outstanding
       equity shares of the Company], options exercisable
       into equity shares being not more than 5,00,000
       options of INR 2 each of the Company under
       a Scheme titled 'Employee Stock Option Plan
       2009' [hereinafter referred to as the 'ESOP
       2009'], in one or more trances, and on such
       terms and conditions as may be fixed or determined
       by the Compensation Committee, for the benefit
       of the employees, inter alia, on the specified
       terms and conditions, in accordance with the
       provisions of the law and guidelines issued
       by the relevant authority; authorize the Compensation
       Committee to issue and allot equity shares
       upon exercise of such options from time to
       time in accordance with the ESOP 2009 and such
       equity shares shall rank pari-passu in all
       respects with the then existing equity shares
       of the Company; authorize the Board and/or
       Committee of Board and/or other designated
       officer(s) of the Company, on behalf of the
       Company, for the purpose of giving effect to
       any issue or allotment of equity shares, to
       do all such acts, deeds, matters and things
       as it/they may at its/their absolute discretion
       deem necessary or desirable for such purpose,
       including without limitation, filing necessary
       documents/statements with the stock exchanges,
       statutory authorities and other agencies and
       such other regulatory authority as may be necessary
       for listing the securities on the stock exchanges;
       and authorize the Board to settle all questions,
       difficulties or doubts that may arise in regard
       to the issue, offer or allotment of Restricted
       Stock Units/ Employee Stock Option giving rise
       to shares upon exercise and utilization of
       the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that the Members shall be deemed to have given
       their approval thereto expressly by the authority
       of these resolutions and in case the equity
       shares of the Company are either sub-divided
       or consolidated, then the number of shares
       to be allotted and the price of acquisition
       of the shares by the aforesaid allottees under
       the ESOP 2009 shall automatically stand augmented
       or reduced, as the case may be, in the same
       proportion as the present face value of INR
       2 per equity share bears to the revised face
       value of the equity shares of the Company after
       such sub-division or consolidation, without
       affecting any other rights or obligations of
       the said allottees and authorize the Board/Compensation
       Committee set up for the purpose of the said
       ESOP 2009, for the purpose of giving effect
       to the resolution, to do all such acts, deeds,
       matters and things as it may, in its absolute
       discretion, deem necessary, proper or desirable
       and to settle any question, difficulty or doubt
       that may arise in regard to the offer, issue,
       allotment of options and utilization of proceeds
       and further to do all such acts, deeds, matters
       and things and to finalize and executive all
       documents and writings as may be necessary,
       proper, desirable or expedient as it may deem
       fit in conformity with the provisions of the
       Companies Act, 1956, the Memorandum and Articles
       of Association of the Company and any other
       regulations in force for the time being

S.7    Appoint, pursuant to Sections 198, 269, 302,              Mgmt          For                            For
       309, 317 read with Schedule XIII and other
       applicable provisions, if any, of the Companies
       Act, 1956, including any statutory modification(s)
       or enactment(s) thereof, for the time being
       in force, Mr. P. Kodanda Ramaiah as a Director
       [Technical] of the Company, not liable to retire
       by rotation for a period 3 years with effect
       from 01 OCT 09 on the specified terms and conditions
       and with liberty to the Board of Directors
       to alter or vary from time to time the terms
       and conditions of the said appointment in such
       manner as it may deem fit within the limits
       in that behalf contained in Schedule XIII of
       the said Act including any statutory modifications(s)
       in force or that may hereinafter be made thereto
       by the Central Government in that behalf or
       any amendments thereto as may be agreed by
       the Board of Directors and Mr. P. Kodanda Ramaiah
       in this behalf; in the event of any loss or
       inadequacy of profits in any FY of the Company
       during the tenure of Mr. P. Kondanda Ramaiah,
       the remuneration, perquisites and other allowances
       shall be governed by the limits prescribed
       in Schedule XIII to the Act

S.8    Amend, pursuant to provisions of Section 31               Mgmt          For                            For
       and other applicable provisions of the Companies
       Act, 1956, the Articles of Association of the
       Company by the insertion of the specified new
       Article as Article 56A after the existing Article
       56

S.9    Amend, pursuant to provisions of Section 31               Mgmt          For                            For
       and other applicable provisions of the Companies
       Act, 1956, the Articles of Association of the
       Company by the insertion of the specified new
       Article as Article 137A after the existing
       Article 137




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702096670
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, profit and loss account
       for the YE on that date, the reports of the
       Board of Directors and the Auditors thereon

2.     Re-appoint Mr. Prem Prakash Mirdha as a Director,         Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Mr. Narendra Gehlaut as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Vipul Bansal as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Appoint M/s. Ajay Sardana Associates Chartered            Mgmt          For                            For
       Accountants, as the Auditors of the Company,
       to hold office until the conclusion of the
       next AGM of the Company on such remuneration
       as may be fixed by the Board of Directors

6.     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 61 of the Companies Act, 1956 and
       other applicable provisions of the laws, rules
       and regulations for the time being in force,
       to utilize the proceeds arising out of the
       issue of equity shares allotted pursuant to
       the placement document dated 19 MAY 2009 [the
       Placement Document] filed by the Company with
       the National Stock Exchange of India Limited
       and the Bombay Stock Exchange Limited on 20
       MAY 2009 for the specified purposes; authorize
       the Board, for the purpose of giving effect
       to the above resolution, to do all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem fit and to settle
       all questions, difficulties or doubts that
       may arise in regard to utilization of the issue
       proceeds as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the Members
       or otherwise to the end and intent that the
       members shall be deemed to have given their
       approval thereto expressly by the authority
       of this resolution; to delegate all or any
       of the powers herein conferred to any committee
       of Directors or to the Chief Executive Officer
       or any executive Director or Directors or any
       other officer or officers of the Company to
       give effect to the aforesaid resolution

7.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956 [Act] and
       Schedule XIII to the Act [including any statutory
       modification[s] or reenactment of the Act,
       for the time being in force], Mr. Narendra
       Gehlaut as its Joint Managing Director for
       a further period of 5 years, with effect from
       09 JAN 2010, up to a remuneration of INR 5
       crores per annum along with the benefits as
       per the Company rules & policies, so however
       that the actual remuneration, payable to Mr.
       Gehlaut during his tenure, shall be as recommended
       by the Remuneration Committee and approved
       by the Board, within the said overall limit;
       authorize the Board of Directors of the Company
       to take such steps and do all other acts, deeds
       and things as may be necessary or desirable
       to give effect to this resolution

8.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956 [Act] and
       Schedule XIII to the Act [including any statutory
       modification[s] or re-enactment of the Act,
       for the time being in force], Mr. Vipul Bansal
       as its Joint Managing Director for a further
       period of 5 years, with effect from 09 JAN
       2010, up to a remuneration of INR 5 crores
       per annum along with the benefits as per the
       Company rules & policies, so however that the
       actual remuneration, payable to Mr. Bansal
       during his tenure, shall be as recommended
       by the Remuneration Committee and approved
       by the Board, within the said overall limit;
       authorize the Board of Directors of the Company
       to take such steps and do all other acts, deeds
       and things as may be necessary or desirable
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 INDIABULLS REAL ESTATE LTD                                                                  Agenda Number:  702097090
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3912A101
    Meeting Type:  OTH
    Meeting Date:  04-Oct-2009
          Ticker:
            ISIN:  INE069I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       "1". THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 [including any other
       statutory modification(s) or re-enactment thereof,
       for the time being in force] and subject to
       such other approval(s) of regulatory authorities,
       wherever necessary to: a) give loans up to
       an aggregate value of INR 20,000 crore each
       to Indiabulls Power Limited ('IPL') or Indiabulls
       Realtech Limited ('IRL') or Indiabulls CSEB
       Bhaiyathan Power Limited ('ICBPL') or Indiabulls
       Powergen Limited ('IPGL') or to any other subsidiary(ies)
       of IPL, and/or; b) give guarantee or provide
       security up to an aggregate value of INR 20,000
       crore each in connection with a loan made by
       any other person to, or to any other person
       by IPL or IRL or ICBPL or IPGL or by any other
       subsidiary(ies) of IPL, and/or; C) provide
       security by way of pledge of up to 100% of
       the shares held by the Company in the paid-up
       equity share capital of IPL, in connection
       with loan(s) made by any Financial Institutions/Banks
       or other entities to IPL or IRL or ICBPL or
       IPGL or to any other subsidiary(ies) of IPL,
       and/or; d) invest Company's funds up to an
       aggregate value of INR 20,000 crore each into
       IPL or IRL or ICBPL or IPGL or to any other
       subsidiary(ies) of IPL, by way of acquisition,
       subscription and/or in any other manner to
       any securities comprising of equity shares,
       convertible or non-convertible preference shares,
       optionally or compulsorily convertible debentures
       or any other securities, in one or more tranches
       from time to time, notwithstanding that the
       aggregate of loans and investments so far made
       in or to be made in and the guarantees or securities
       so far given or to be given to all bodies corporate
       may exceed the limits prescribed under the
       Section and other applicable provisions, if
       any, of the Companies Act, 1956; authorize
       the Directors of the Company to negotiate the
       terms and conditions of the proposed investment/guarantee/security/loans as may be deemed fit and in the best interest
       of the Company, and to sign and to execute
       all such deeds, applications, documents loan
       agreements and writings that may be required
       to be signed on behalf of the Company in connection
       with such investment /guarantee/security/loans
       and generally to do all such acts, deeds and
       things that may be necessary, proper, expedient
       or incidental for the purpose of giving effect
       to this Resolution




--------------------------------------------------------------------------------------------------------------------------
 INSPUR INTERNATIONAL LTD                                                                    Agenda Number:  702021091
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4820C122
    Meeting Type:  EGM
    Meeting Date:  02-Jul-2009
          Ticker:
            ISIN:  KYG4820C1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR ''AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

1.     Approve and ratify the equity interest transfer           Mgmt          No vote
       agreement dated 01 JUN 2009 [the Acquisition
       Agreement] entered into between Shandong Inspur
       Light and Electricity Technology Limited [as
       specified] and Shandong Inspur Leasing Limited
       [as specified], as vendors and Inspur [Shandong]
       Electronic Information Limited [as specified]
       as purchaser in relation to the acquisition
       of 100% interest in Jinan Inspur Communication
       Limited as specified and the transactions contemplated
       thereunder; and authorize the Directors of
       the Company to do all such acts and things,
       to sign, execute and seal, where applicable,
       all such further documents and to take such
       steps as they may consider necessary, appropriate,
       desirable or expedient for implementation of
       or giving effect to the Acquisition Agreement
       and any of the transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 JU TENG INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  702090907
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52105106
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  KYG521051063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve the annual cap of HKD 2,800 million,              Mgmt          For                            For
       HKD 3,500 million and HKD 4,400 million, being
       the revised caps [the "Revised Caps"] for each
       of the 3 years ending 31 DEC 2011, respectively,
       in respect of the continuing connected transactions
       contemplated under the master sales agreement
       dated 01 JAN 2009 ["Master Sales Agreement"]
       and entered into between Giant Glory International
       Limited, Compal Electronics, Inc. and 3 of
       its subsidiaries; and authorize the Directors
       of the Company to take all actions and execute
       all documents which they deem necessary, desirable
       or appropriate in order to implement and validate
       anything related to the continuing connected
       transactions under the Master Sales Agreement
       and the Revised Caps

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JU TENG INTERNATIONAL HOLDINGS LTD                                                          Agenda Number:  702364097
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52105106
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  KYG521051063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the     reports of
       the Directors and the Auditors of the Company
       for the YE 31 DEC    2009

2      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HKD     0.08 per
       share of HKD 0.10 each in the capital of the
       Company

3.a    Re-elect Hsieh Wan-Fu as an Executive Director            Mgmt          For                            For

3.b    Re-elect Tsui Yung Kwok as an Executive Director          Mgmt          For                            For

3.c    Re-elect Tsai Wen-Yu as an Independent Non-Executive      Mgmt          For                            For
       Director

3.d    Authorise the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of    the Directors

4      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company for the YE 31 DEC     2010 and
       authorize the Board of Directors of the Company
       to fix their         remuneration

5      Approve to grant a general and unconditional              Mgmt          Against                        Against
       mandate to the Directors of the  Company to
       allot, issue or otherwise deal with the unissued
       shares in the     capital of the Company not
       exceeding 20% of the issued share capital of
       the   Company

6      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       of the Company to         purchase the Company
       s shares up to 10% of the issued share capital
       of the    Company

7      Approve to add the nominal amount of the shares           Mgmt          Against                        Against
       repurchased by the Company to the general mandate
       granted to the Directors under Resolution No.
       5




--------------------------------------------------------------------------------------------------------------------------
 KWG PROPERTY HOLDING LTD                                                                    Agenda Number:  702387108
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53224104
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  KYG532241042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419269.pdf

1      Receive and approve the Audited consolidated              Mgmt          For                            For
       financial statements and the     report of
       the Directors and the Auditors' report of the
       Company for the YE 31 DEC 2009

2      Declare a final dividend of RMB 5 cents per               Mgmt          For                            For
       share

3.a    Re-elect Mr. Yu Yao Sheng as an Executive Director        Mgmt          For                            For
       of the Company

3.b    Re-elect Mr. Lee Ka Sze, Carmelo as an Independent        Mgmt          For                            For
       non-executive Director of  the Company

3.c    Re-elect Mr. Dai Feng as an Independent non-executive     Mgmt          For                            For
       Director of the Company

3.d    Re-elect Mr. Tam Chun Fai as an Independent               Mgmt          For                            For
       non-executive Director of the     Company

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' fee

4      Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the     Board of
       Directors of the Company to fix their remuneration

5      Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue or deal with shares of the Company not
       exceeding 20% of the aggregate nominal amount
       of the issued   share capital of the Company
       as at the date of passing this resolution

6      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company    not exceeding 10%
       of the nominal amount of the issued share capital
       of the    Company as at the date of passing
       this resolution

7      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       shares of the Company under    Resolution 5
       by adding the nominal amount of the shares
       repurchased under     Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 MIDAS HOLDINGS LTD                                                                          Agenda Number:  702363324
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6039M114
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  SG1P73919000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       accounts of the Company for the FYE 31 DEC
       2009 together with the Auditors' report thereon

2.     Declare a final dividend of 0.25 cents per ordinary       Mgmt          For                            For
       share for the FYE 31 DEC 2009

3.     Approve the Director's fees of SGD 120,000 for            Mgmt          For                            For
       the FYE 31 DEC 2009

4.     Re-elect Mr. Chen Wei Ping as a Director, who             Mgmt          For                            For
       retires pursuant to Article 91 of the Company's
       Articles of Association

5.     Re-elect Mr. Chew Chin Hua as a Director, who             Mgmt          For                            For
       retires pursuant to Article 91 of the Company's
       Articles of Association

6.     Re-elect Dr. Xu Wei Dong as a Director, who               Mgmt          For                            For
       retires pursuant to Article 97 of the Company's
       Articles of Association

7.     Re-appoint Messrs. BDO LLP as the Company's               Mgmt          For                            For
       Auditors and authorize the Directors to fix
       their remuneration

       Transact any other business                               Non-Voting    No vote

8.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 and subject to Rule 806 of the Listing Manual
       of the Singapore Exchange Securities Trading
       Limited [SGX-ST], to issue shares or convertible
       securities in the capital of the Company [whether
       by way of rights, bonus or otherwise] at any
       time and upon such terms and conditions and
       for such purposes and to such persons as the
       Directors may in their absolute discretion
       deem fit provided that: the aggregate number
       of shares and convertible securities to be
       issued pursuant to this Resolution does not
       exceed 50% of the total number of issued shares
       excluding treasury shares in the capital of
       the Company of which the aggregate number of
       shares and convertible securities to be issued
       other than on a pro rata basis to existing
       shareholders of the Company does not exceed
       20% of the total number of issued shares excluding
       treasury shares in the capital of the Company
       for the purpose of determining the aggregate
       number of shares that may be [ii] issued under
       sub-paragraph [i] above, the total number of
       issued shares excluding treasury shares shall
       be based on the total number of issued shares
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities; new shares arising
       from exercising share options or vesting of
       share awards which are outstanding or subsisting
       at the time this Resolution is passed provided
       the options or awards were granted in compliance
       with Part VIII of Chapter 8 of the Listing
       Manual of SGX-ST; and any subsequent consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       and [Authority shall continue in force until
       the conclusion of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by Law to be held, whichever is
       the earlier]

9.     Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options [the Options] in accordance
       with the Midas Employee Share Option Scheme
       [the Scheme] and pursuant to Section 161 of
       the Companies Act, Chapter 50, to allot and
       issue from time to time such number of shares
       in the capital of the Company as may be required
       to be issued pursuant to the exercise of the
       Options under the Scheme provided always that
       the aggregate number of shares to be issued
       pursuant to the Scheme shall not exceed 15%
       of the total number of issued shares excluding
       treasury shares in the capital of the Company
       from time to time

10.    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be allotted
       and issued pursuant to the Midas Holdings Scrip
       Dividend Scheme




--------------------------------------------------------------------------------------------------------------------------
 MIDAS HOLDINGS LTD                                                                          Agenda Number:  702345530
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6039M114
    Meeting Type:  EGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  SG1P73919000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Special Resolution 1:  the issue
       of up to 300,000,000 Offer Shares and up to
       40,000,000 Additional   shares in the event
       of the exercise of the Over-allotment Option
       in the       Global Offering at an offer price
       of not more than 10% discount to the SGX-ST
       Market Price, pursuant to such structure, in
       such manner, on such terms and   at such time,
       as the Board of Directors of the Company may
       determine and all  matters relating thereto;
       the listing of the Shares  including the New
       Shares  of the Company on the SEHK and all
       matters relating thereto; and authorize   the
       Director of the Company to take all necessary
       steps, to do all such acts  and things and
       sign all such documents and deed  including
       approving any      matters in relation to the
       Global Offering  CONTD

-      CONTD as they may consider necessary, desirable           Non-Voting    No vote
       or expedient to give effect   to or carrying
       into effect this resolution, provided where
       the Company seal   is required to be affixed
       to the documents and deeds, such documents
       and      deeds shall be signed and the Company
       seal shall be affixed in accordance     with
       the Articles of Association of the Company

S.1    Adopt, subject to and contingent upon the passing         Mgmt          For                            For
       of Ordinary Resolution 1,   the new Articles
       of Association  the "Articles"  of the Company
       as specified , which contain all the proposed
       amendments to the existing Articles of the
       Company as specified, and take effect as
       the new Articles of the Company in   substitution
       for and to the exclusion of all the existing
       Articles of the     Company upon the listing
       of the New Shares on SEHK

S.2    Adopt the Chinese name as the Company's secondary         Mgmt          For                            For
       name and authorize the      Company and any
       Director to complete and do all such acts and
       things,         including without limitation,
       to sign, to seal, execute ad deliver all such
       documents and deeds and approve any amendment,
       alteration or modification to  any document,
       as they may consider necessary, desirable or
       expedient to give  effect to this resolution
       as they may think it




--------------------------------------------------------------------------------------------------------------------------
 MOBILEONE LTD                                                                               Agenda Number:  702295088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8838Q148
    Meeting Type:  AGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  SG1U89935555
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' Report and               Mgmt          No vote
       Audited Accounts for the YE 31    DEC 2009

2      Approve to declare a final tax exempt (one-tier)          Mgmt          No vote
       dividend of 7.2 cents per    share for the
       YE 31 DEC 2009

3      Re-appointment of Mr. Patrick Yeoh Khwai Hoh              Mgmt          No vote
       as a Director of the Company     pursuant to
       section 153(6) of the Companies Act (Chapter
       50), to hold such    office until the next
       AGM of the Company

4      Re-appointment of Dr. Thio Su Mien as a Director          Mgmt          No vote
       of the Company pursuant to   section 153(6)
       of the Companies Act (Chapter 50), to hold
       such office until   the next AGM of the Company

5      Re-election of Mr. Low Huan Ping as a Director            Mgmt          No vote
       pursuant to Article 92, who    retires in accordance
       with Article 91 of the Company's Articles of
       Association

6      Re-election of Mr. Reggie Thein as a Director             Mgmt          No vote
       pursuant to Article 92, who     retires in
       accordance with Article 91 of the Company's
       Articles of            Association

7      Re-election of Mr. Teo Soon Hoe as a Director             Mgmt          No vote
       who retire in accordance with   Article 91
       of the Company's Articles of Association

8      Re-election of Ms. Karen Kooi Lee Wai, who retires        Mgmt          No vote
       in accordance with Article 97 of the Company's
       Articles of Association

9      Approve Directors' fees of SGD 399,589 for the            Mgmt          No vote
       YE 31 DEC 2009

10     Re-appointment the Auditors and authorize the             Mgmt          No vote
       Directors to fix their          remuneration

11     Authorize the Company to consider and if thought          Mgmt          No vote
       fit, approve the name of the Company "MobileOne
       Ltd" be changed to "M1 Limited" and that the
       name "M1      Limited" be substituted for "MobileOne
       Ltd" wherever the latter name appears  in the
       Company's Memorandum and Articles of Association;
       and the Directors of the Company and/or any
       of them be and are hereby authorized to complete
       and   do all such acts and things (including
       executing or amending all such         documents
       as may be required) as they and/or he may consider
       expedient or     necessary or in the interests
       of the Company

12     Authorize the Directors, to offer and grant               Mgmt          No vote
       options in accordance with the    provisions
       of the MobileOne Share Option Scheme  the Scheme
       and to allot and issue such shares as may
       be issued pursuant to the exercise of the options
       under the Scheme, provided always that the
       aggregated number of shares to be  issued pursuant
       to the Scheme shall not exceed 10% of the total
       number of     issued ordinary shares  excluding
       treasury shares  in the capital of the
       Company from time to time

13     Authorize the Directors of the Company to: a)             Mgmt          No vote
       i) issue shares in the capital  of the Company
       shares  whether by way of rights, bonus or
       otherwise; and/or  ii) make or grant offers,
       agreements or options  collectively, Instruments
       that might or would require shares to be
       issued, including but not limited to the creation
       and issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into shares; at any time and upon such terms
       and conditions and for such purposes and
       to such persons as the Directors may in their
       absolute discretion deem fit; and b)  notwithstanding
       the authority  conferred by this Resolution
       may have ceased to be in force  issue shares
       in  pursuance of any Instrument made or granted
       by the Directors while this       resolution
       was in force, provided that: 1) the CONTD..

-      CONTD.. aggregate number of shares to be issued           Non-Voting    No vote
       pursuant to this Resolution   including shares
       to be issued in pursuance of Instruments made
       or granted     pursuant to this Resolution
       does not exceed 50% of the total number of
       issued shares  excluding treasury shares
       in the capital of the Company, of   which
       the aggregate number of shares to be issued
       other than on a pro rata    basis to shareholders
       of the Company  including shares to be issued
       in        pursuance of Instruments made or
       granted pursuant to this Resolution  does
       not exceed 20% of the total number of issued
       shares  excluding treasury       shares  in
       the capital of the Company; 2)  subject to
       such manner of          calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited (SGX-ST)  for the purpose of
       determining the CONTD..

-      CONTD.. aggregate number of shares that may               Non-Voting    No vote
       be issued, the percentage of      issued share
       capital shall be based on the total number
       of issued shares      excluding treasury shares
       in the capital of the Company at the time
       this     Resolution is passed, after adjusting
       for: i) new shares arising from the     conversion
       or exercise of any convertible securities or
       share options or      vesting of share awards
       which are outstanding or subsisting at the
       time this  Resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; 3) in exercising the authority conferred
       by this Resolution, the      Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST  for the time being in force
       unless such compliance has been waived by
       the    SGX-ST  and the Articles of Association
       for the time being of the CONTD..

-      CONTD.. Company;  Authority expires at the earlier        Non-Voting    No vote
       of the conclusion of the   next AGM of the
       Company or the date by which the next AGM of
       the Company is   required by Law

14     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and  76E of the
       Companies Act, Chapter 50 of Singapore  the
       'Companies Act' , to   purchase or otherwise
       acquire issued ordinary shares in the capital
       of the    Company  Shares , not exceeding in
       aggregate the Maximum Limit  as hereafter
       defined , at such price or prices as may be
       determined from time to time up   to the Maximum
       Price whether  as specified , whether by way
       of: i) market     purchase(s) on the Singapore
       Exchange Securities Trading Limited  SGX-ST
       ;    and/or ii) off-market purchase(s)  if
       effected otherwise than on the SGX-ST   in
       accordance with any equal access schemes(s)
       as may be determined or        formulated by
       the Directors as they consider fit, which schemes(s)
       shall      satisfy all the conditions prescribed
       by the Companies Act, and otherwise in  accordance
       with all other laws and regulations and rules
       of the CONTD..

-      CONTD..SGX-ST as may for the time being be applicable,    Non-Voting    No vote
       be and is hereby       authorized and approved
       generally and unconditionally  the 'Share Purchase
       Mandate' ;  Authority expires the earlier
       of the date of the next AGM is held and the
       date by which next AGM is required by the Law
       ; and do all such acts  and things  including
       executing such documents as may be required
       as they    and/or he may consider expedient
       or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

15     Authorize the Company, its subsidiaries and               Mgmt          No vote
       associated Companies that are     entities
       at risk  as that term is used in Chapter 9
       of the Listing Manual ,   or any of them, for
       the purposes of Chapter 9 of the Listing manual
       of the    Singapore Exchange Securities Trading
       Limited  the Listing Manual , to enter  into
       any of the transactions falling within the
       types of interested person    transaction described
       in the circular to shareholders dated 16 MAR
       2010  the  'Circular'  with any party who is
       of the class of interested persons
       described in the Circular, provided that such
       transactions are made on normal Commercial
       terms and in accordance with the review procedures
       for such        interested person transactions,
       shall, unless revoked or varied by the
       Company in a general meeting, continue in
       force until the conclusion CONTD..

-      CONTD.. of the next AGM of the Company, and               Non-Voting    No vote
       authorize the Directors of the    Company to
       complete and do all such acts and things including
       executing all   such documents as may be required
       as they or he may consider expedient or
       necessary or in the interests of the Company
       to give effect to the            Shareholders
       Mandate and/or this Resolution

-      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 OSIM INTERNATIONAL LTD                                                                      Agenda Number:  702296535
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6585M104
    Meeting Type:  AGM
    Meeting Date:  12-Apr-2010
          Ticker:
            ISIN:  SG1I88884982
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          Split 50% For                  Split
       the audited accounts of the       Company for
       the YE 31 DEC 2009 together with the Auditors'
       report thereon

2      Declare a final one-tier tax exempt dividend              Mgmt          Split 50% For                  Split
       of 1.00 cent per ordinary share  for the YE
       31 DEC 2009

3      Re-election of Mr. Tan Soo Nan as a Director              Mgmt          Split 50% For                  Split
       of the Company, to hold office   pursuant to
       Article 97 of the Company's Articles of Association

4      Re-election of Mr. Sin Boon Ann as a Director             Mgmt          Split 50% For                  Split
       of the Company, to hold office  pursuant to
       Article 97 of the Company's Articles of Association

5      Approve the payment of Directors' fees of SGD             Mgmt          Split 50% For                  Split
       147,500 for the YE 31 DEC 2009  2008: SGD 147,500

6      Re-appointment of Messrs. Ernst & Young LLP               Mgmt          Split 50% For                  Split
       as the Company's Auditors and     authorize
       the Directors to fix their remuneration

-      Transact such other business                              Non-Voting    No vote

7      Authorize the Directors of the Company, to issue          Mgmt          Split 50% Against              Against
       shares up to 50% of the      issued shares
       in the capital of the Company, pursuant to
       Section 161 of the   Companies Act, Capital
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to: i) issue shares in the Company       "shares"
       whether by way of rights, bonus or otherwise;
       and/or ii) make or    grant offers, agreements
       or options  collectively, "Instruments"  that
       might  or would require shares to be issued,
       including but not limited to the        creation
       and issue of  as well as adjustments to  options,
       warrants,          debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the    Directors of
       the Company may in their absolute discretion
       deem fit; CONTD

-      CONTD and b)  Not withstanding the authority              Non-Voting    No vote
       conferred by this resolution may have ceased
       to be in force  issue shares in pursuance of
       any instrument made  or granted by the Directors
       of the Company while this resolution was in
       force, provided that: the aggregate number
       of shares  including shares to be  issued in
       pursuance of the instruments, made or granted
       pursuant to this      resolution  and the instruments
       to be issued pursuant to this Resolution
       shall not exceed 50% of the total number
       of issued shares  excluding treasury shares
       in the capital of the Company  as calculated
       in accordance with       sub-Paragraph  2
       below , of which the aggregate number of shares
       and         instruments to be issued other
       than on a pro rata basis to existing
       shareholders of the Company shall not exceed
       20% of the total number CONTD

-      CONTD of issued shares  excluding treasury shares         Non-Voting    No vote
       in the capital of the      Company  as calculated
       in accordance with sub-Paragraph  2  below
       ;  subject  to such calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited  for the purpose of determining the
       aggregate number of       shares and instruments
       that may be issued under sub-Paragraph  1
       above, the  percentage of issued shares and
       instruments shall be based on the total
       number of issued shares  excluding treasury
       shares  in the capital of the     Company at
       the time of the passing of this resolution,
       after adjusting for:   new shares arising from
       the conversion or exercise of the instruments
       or any  convertible securities that have been
       issued pursuant to any previous         shareholder
       approval and which are outstanding as at the
       CONTD

-      CONTD date of the passing of this resolution;             Non-Voting    No vote
       new shares arising from         exercising
       share options or vesting of share awards outstanding
       and           subsisting at the time of the
       passing of this resolution; and any subsequent
       bonus issue, consolidation or subdivision
       of shares; and  Authority expires   the earlier
       of the conclusion of the next AGM of the Company
       or the date of   the next AGM of the Company
       as required by law

8      Authorize the Directors of the Company, pursuant          Mgmt          Split 50% For                  Split
       to Section161 of the         Companies Act,
       Capital 50, to offer and grant options under
       the OSIM Share    Option Scheme  "the Scheme"
       and to issue from time to time such number
       of     shares in the Capital of the Company
       as may be required to be issued pursuant to
       the exercise of options granted by the Company
       under the Scheme, whether   granted during
       the subsistence of this authority or otherwise,
       provided       always that the aggregate number
       of additional ordinary shares to be issued
       pursuant to the Scheme shall not exceed 15%
       of the total number of issued     shares  excluding
       treasury shares  in the capital of the Company
       from time to time; and  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date of the next AGM of
       the Company as required by law

9      Approve the renewal of shareholders' mandate              Mgmt          Split 50% For                  Split
       for interested person            transactions
       that for the purposes of Chapter 9 of the Listing
       Manual of the  Singapore Stock Exchange Securities
       Trading Limited: a) approval be given for the
       renewal of the mandate for the Company, its
       subsidiaries and target       associated Companies
       or any of them to enter into any of the transactions
       falling within the types of interested
       person transactions as set out in      appendix
       I to the annual report dated 17 FEB 2010  "appendix
       I"  with any     party who is of the class
       of the interested persons described in appendix
       I,  provided that such transactions are carried
       out in the normal course of       business,
       at arm's length and on commercial terms and
       in accordance with the  guidelines of the Company
       for interested person transactions as CONTD

-      CONTD set out it in appendix1  the "shareholders'         Non-Voting    No vote
       mandate" ;  Authority       expires the earlier
       of the conclusion of the next AGM of the Company
       or the   date of the next AGM of the Company
       as required by law

10     Authorize the Directors of the Company to make            Mgmt          Split 50% For                  Split
       purchases from time to time    whether by way
       of market purchases or off-market purchases
       on an equal access scheme  of up to 10% of
       the total number of issued ordinary shares
       of the     Company  excluding treasury shares
       as at the date of passing of this
       Resolution at any price up to but not exceeding
       the Maximum Price as defined  and set out in
       Appendix 11  the "Share Buy-back Mandate"
       in accordance with  the guidelines as specified;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       of the next AGM of the Company as  required
       by law




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY LIFE REAL ESTATE INVESTMENT TRUST, SINGAPORE                                        Agenda Number:  702320487
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y67202104
    Meeting Type:  AGM
    Meeting Date:  22-Apr-2010
          Ticker:
            ISIN:  SG1V52937132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Report of HSBC Institutional        Mgmt          For                            For
       Trust Services [Singapore] Limited [the Trustee],
       the Statement by Parkway Trust Management Limited
       [the Manager] and the audited financial statements
       of Parkway Life REIT for the FYE 31 DEC 2009
       together with the Auditors' report thereon

2.     Re-appoint KPMG LLP as the Independent Auditor            Mgmt          For                            For
       of Parkway Life REIT and to hold office until
       the conclusion of the next AGM and authorize
       the Manager to fix their remuneration

3.     Authorize the Manager to: [a] [i] issue units             Mgmt          Against                        Against
       in Parkway Life REIT ["Units"] whether by way
       of rights, bonus or otherwise; and/or [ii]
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require Units to be issued, including but not
       limited to the creation and issue of [as well
       as adjustments to] securities, warrants, debentures
       or other instruments convertible into Units,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Manager may in its absolute discretion
       deem fit; and [b] issue Units in pursuance
       of any Instrument made or granted by the Manager
       while this Resolution was in force [notwithstanding
       that the authority conferred by this Resolution
       may have ceased to be in force at the time
       such Units are issued]: [1] the aggregate number
       of Units to be issued pursuant this Resolution
       [including Units to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution]: [i] [until 31 December 2010
       or such later date as may be determined by
       Singapore Exchange Securities Trading Limited
       [the "SGX-ST"] but in any event subject to
       sub-paragraph [5] below] by way of renounceable
       rights issues on a pro rata basis [such renounceable
       rights issues as authorized by this sub-paragraph
       [1][i], "Renounceable Rights Issues"] to Unitholders
       shall not exceed 100% of the total number of
       issued Units [excluding treasury Units, if
       any] [as calculated in accordance with sub-paragraph
       [3] below]; and [ii] by way of unit issues
       other than Renounceable Rights Issues ["Other
       Unit Issues"] shall not exceed 50% of the total
       number of issued Units [excluding treasury
       Units, if any] [as calculated in accordance
       with sub-paragraph [3] below] of which the
       aggregate number of Units to be issued other
       than on a pro rata basis to Unitholders shall
       not exceed 20% of the total number of issued
       Units [excluding treasury Units, if any] [as
       calculated in accordance with sub-paragraph
       [3] below]; [2] the Units to be issued under
       the Renounceable Rights Issues and Other Unit
       Issues shall not, in aggregate, exceed [100%]
       of the total number of issued Units [excluding
       treasury Units, if any] [as calculated in accordance
       with sub-paragraph [3] below]; [3] subject
       to such manner of calculation as may be prescribed
       by the SGX-ST for the purpose of determining
       the aggregate number of Units that may be issued
       under sub-paragraphs [1] and [2] above, the
       total number of issued Units [excluding treasury
       Units, if any] shall be based on the number
       of issued Units [excluding treasury Units,
       if any] at the time this Resolution is passed,
       after adjusting for: [i] any new Units arising
       from the conversion or exercise of any Instruments
       which are outstanding at the time this Resolution
       is passed; and [ii] any subsequent bonus issue,
       consolidation or subdivision of Units. [4]
       in exercising the authority conferred by this
       Resolution, the Manager shall comply with the
       provisions of the Listing Manual of the SGX-ST
       for the time-being in force [unless such compliance
       has been waived by the SGX-ST] and the trust
       deed constituting Parkway Life REIT dated 12
       JUL 2007 [as amended] [the "Trust Deed"] for
       the time being in force [unless otherwise exempted
       or waived by the Monetary Authority of Singapore];
       [5] [unless revoked or varied by Unitholders
       in a general meeting] [Authority expires at
       the earlier of conferred by this Resolution
       shall continue in force until the conclusion
       of the next AGM of Parkway Life REIT or [the
       date by which the next AGM of Parkway Life
       REIT is required by law to be held]; [6] where
       the terms of the issue of the Instruments provide
       for adjustment to the number of Instruments
       or Units into which the Instruments may be
       converted in the event of rights, bonus or
       other capitalization issues or any other events,
       the Manager is authorized to issue additional
       Instruments or Units pursuant to such adjustment
       notwithstanding that the authority conferred
       by this Resolution may have ceased to be in
       force at the time the Instruments are issued;
       and [7] authorize the Manager and the Trustee
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager or, as the
       case may be, the Trustee may consider expedient
       or necessary or in the interest of Parkway
       Life REIT to give effect to the authority conferred
       by this Resolution

4.     Authorize the Manager, contingent on the passing          Mgmt          For                            For
       of Resolution 3 above, to fix the issue price
       for Units that may be issued by way of placement
       pursuant to the 20% sub-limit for Other Unit
       Issues on a non pro rata basis referred to
       in Resolution 3 above, at a discount exceeding
       10% but not more than 20% of the price as determined
       in accordance with the Listing Manual of the
       SGX-ST, until 31 DEC 2010 or such later date
       as may be determined by the SGX-ST

       Transact such other business                              Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 PCD STORES (GROUP) LTD                                                                      Agenda Number:  702403483
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6956E103
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  KYG6956E1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Audited financial statements, Directors'      Mgmt          For                            For
       report and the           Independent Auditor's
       report for the YE 31 DEC 2009

2.a    Re-elect Mr. Chan Kai Tai Alfred as a Director            Mgmt          For                            For

2.b    Re-elect Mr. Tan Han Kiat Edward as a Director            Mgmt          For                            For

2.c    Re-elect Mr. Lau Kim Yip Tony as a Director               Mgmt          For                            For

2.d    Re-elect Mr. Yu Randolph as a Director                    Mgmt          For                            For

2.e    Re-elect Mr. Tai Ainsley as a Director                    Mgmt          For                            For

2.f    Re-elect Mr. Li Chang Qing as a Director                  Mgmt          For                            For

2.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of  the Company

3      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   of Directors to fix
       their remuneration

4.1    Authorize the Directors to issue shares not               Mgmt          Against                        Against
       exceeding 20% of the existing     issued share
       capital of the Company

4.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       not exceeding 10% of the         existing issued
       share capital of the Company

4.3    Authorize the Directors pursuant to resolution            Mgmt          Against                        Against
       No. 4(1) above to allot, issue and deal with
       new shares not exceeding the amount of shares
       repurchased by    the Company under ordinary
       resolution No. 4(2)

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427891.pdf

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PEC LTD.                                                                                    Agenda Number:  702115610
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6783Z105
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  SG1Y45946619
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts of the Company for the FYE
       30 JUN 2009 and the Auditors' Report thereon

2.     Re-elect Mr. Wong Peng as a Director, who retires         Mgmt          For                            For
       by rotation pursuant to Article 114 of the
       Articles of Association of the Company

3.     Re-elect Mr. Ho Yew Mun as a Director, who retires        Mgmt          For                            For
       pursuant to Article 118 of the Articles of
       Association of the Company

4.     Re-elect Dr. Foo Fatt Kah as a Director, who              Mgmt          For                            For
       retires pursuant to Article 118 of the Articles
       of Association of the Company

5.     Re-elect Mr. Chia Kim Huat as a Director, who             Mgmt          For                            For
       retires pursuant to Article 118 of the Articles
       of Association of the Company

6.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       51,000 for the FYE 30 JUN 2009

7.     Re-appoint Messrs Ernst & Young LLP as the Auditors       Mgmt          For                            For
       of the Company for the ensuing year and to
       authorize the Directors to fix their remuneration

       Transact any other business                               Non-Voting    No vote

8.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited ["SGX-ST"] and notwithstanding
       the provisions of the Articles of Association
       of the Company: a) [i] issue shares in the
       capital of the Company [whether by way of rights,
       bonus or otherwise]; and/or [ii] make or grant
       offers, agreements or options [collectively,
       'Instruments'] that may or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may in
       their absolute discretion deem fit; and b)
       [notwithstanding that the authority conferred
       by this Resolution may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while this
       Resolution was in force, provided that: [i]
       the aggregate number of shares to be issued
       pursuant to this Resolution [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 50% of the total number of issued
       shares excluding treasury shares of the Company
       [as calculated in accordance with Sub-Paragraph
       [ii] below], of which the aggregate number
       of shares to be granted other than on a pro-rata
       basis to shareholders of the Company with registered
       addresses in Singapore [including shares to
       be issued in pursuance of instruments made
       or granted pursuant to this Resolution] does
       not exceed 20% of the total number of issued
       shares excluding treasury shares of the Company
       [as calculated in accordance with Sub-Paragraph
       [ii] below]; [ii] for the purpose of determining
       the aggregate number of shares that may be
       issued under Sub-Paragraph [i] above, the percentage
       of the total number of issued shares excluding
       treasury shares of the Company shall be calculated
       based on the total number of issued shares
       excluding treasury shares of the Company at
       the time of the passing of this Resolution,
       after adjusting for: a] new shares arising
       from the conversion or exercise of any convertible
       securities; b] new shares arising from exercise
       of share options or vesting of share awards
       outstanding or subsisting at the time of the
       passing of this Resolution, provided the options
       or awards were granted in compliance with Part
       VIII of Chapter 8 of the Listing Manual of
       the SGX-ST; and c] any subsequent bonus issue,
       consolidation or subdivision of shares; [iii]
       the 50% limit under Sub-Paragraph [i] above,
       may be increased to 100% where the Company
       undertakes a pro-rata renounceable rights issue;
       [iv] in exercising the authority conferred
       by this Resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       Annual General Meeting of the Company is required
       by law to be held]

9.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to and pursuant to the share issue mandate
       in Resolution 8 above being obtained, to issue
       new shares other than on a pro-rata basis to
       shareholders of the Company at an issue price
       per new share which shall be determined by
       the Directors in their absolute discretion
       provided that such price shall not represent
       a more than 20% discount to the weighted average
       price per share determined in accordance with
       the requirements of the SGX-ST

10.    Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with the provisions
       of the PEC Employee Share Option Scheme [the
       "Scheme"] and pursuant to Section 161 of the
       Companies Act, Chapter 50, to allot and issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the exercise of the
       options under the Scheme provided always that
       the aggregate number of shares to be issued
       pursuant to the Scheme shall not exceed 15%
       of the total number of issued shares excluding
       treasury shares of the Company from time to
       time




--------------------------------------------------------------------------------------------------------------------------
 PICO FAR EAST HOLDINGS LTD, GEORGE TOWN                                                     Agenda Number:  702235272
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7082H127
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KYG7082H1276
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the    Independent
       Auditor's report for the YE 31 OCT 2009

2      Re-elect Mr. Lawrence Chia Song Huat as a Director        Mgmt          For                            For
       of the Company

3      Re-elect Mr. James Patrick Cunningham as a Director       Mgmt          For                            For
       of the Company

4      Re-appoint RSM Nelson Wheeler as the Auditor              Mgmt          For                            For
       and authorize the Board of       Directors
       the Board  to fix its remuneration

5      Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

6      Declare a final dividend of HKD 3.5 cents per             Mgmt          For                            For
       share for the YE 31 OCT 2009

7      Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this Resolution, to issue, allot and deal
       with additional shares, to issue warrants to
       subscribe for     shares and to make offers
       or agreements or grant options or warrants
       during   and after the relevant period, not
       exceeding 20% of the aggregate nominal
       amount of the existing issued share capital
       of the Company as at the date of  passing of
       this Resolution, otherwise than pursuant to:
       i  a rights issue; ii  the exercise of the
       subscription rights under warrants issued otherwise
       than pursuant to this Resolution; iii  the
       exercise of the subscription rights     under
       the share option scheme of the Company; CONTD.

-      CONTD. and iv  any scrip dividend or similar              Non-Voting    No vote
       arrangement providing for        allotment
       of shares in lieu of the whole or part of a
       dividend on shares of   the Company; and  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the passing of an
       ordinary resolution by shareholders   in a
       general meeting

8      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, and in    accordance with
       all applicable Laws, to repurchase shares its
       own shares      during the relevant period
       as specified , not exceeding 10% of the aggregate
       nominal amount of the existing issued share
       capital of the Company as at the  date of this
       Resolution, and the said approval shall be
       limited accordingly;  and  Authority expires
       the earlier of the conclusion of the next AGM
       of the   Company or the passing of an ordinary
       resolution by shareholders in a general meeting

9      Approve, conditional upon Resolutions 7 and               Mgmt          Against                        Against
       8 being passed  with or without   amendments
       , to extend the general mandate referred to
       in Resolution 7 by the addition to the aggregate
       nominal amount of the share capital of the
       Company  which may be allotted or agreed to
       be allotted by the Directors of the
       Company pursuant to such general mandate of
       an amount representing the        aggregate
       nominal amount of shares repurchased by the
       Company pursuant to the general mandate referred
       to in Resolution 8, provided that such amount
       shall  not exceed 10% of the aggregate nominal
       amount of the existing issued share   capital
       of the Company as at the date of the passing
       of this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PLUS EXPRESSWAYS BHD                                                                        Agenda Number:  702360823
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y70263101
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2010
          Ticker:
            ISIN:  MYL5052OO005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      Receive the audited financial statements for              Non-Voting    No vote
       the YE 31 DEC 2009 together with the reports
       of the Directors and Auditors thereon

1      Declare a final single tier dividend of 10.00             Mgmt          For                            For
       SEN per ordinary share for the  FYE 31 DEC
       2009

2      Re-election of Hassan Jaafar as a Director,               Mgmt          For                            For
       who retires in accordance with    Article 76
       of the Company's Articles of Association

3      Re-election of Dato Mohamed Azman Yahya as a              Mgmt          For                            For
       Director, who retires in         accordance
       with Article 76 of the Company's Articles of
       Association

4      Re-election of Dato  Mohd Izzaddin Idris as               Mgmt          For                            For
       a Director, who retires in        accordance
       with Article 83 of the Company's Articles of
       Association

5      Re-appoint, pursuant to Section 129 of the Companies      Mgmt          For                            For
       Act, 1965, Tan Sri Dato  Mohd Sheriff Mohd
       Kassim, as a Director of the Company in accordance
       with     Section 129(6) of the Companies Act,
       1965, until the next AGM, who retires in accordance
       with Section 129(2) of the Companies Act, 1965

6      Approve the Directors' remuneration                       Mgmt          For                            For

7      Re-appointment of Messrs Ernst & Young as the             Mgmt          For                            For
       Auditors and authorize the      Directors to
       fix their remuneration

8      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 132D of the       Companies Act,
       1965, to allot and issue shares in the Company
       at any time and upon such terms and conditions
       and for such purposes as the Directors may,
       in their absolute discretion deem fit, provided
       that the aggregate number of     shares issued
       pursuant to this resolution does not exceed
       10% of the issued   capital of the Company
       as at the date of this AGM and to obtain the
       approval  for the listing of and quotation
       for the additional shares so issued on Bursa
       Malaysia Securities Berhad and that such authority
       shall continue in force    until the conclusion
       of the next AGM of the Company

9      Approve, pursuant to paragraph 10.09 of the               Mgmt          For                            For
       listing requirements of Bursa     Malaysia
       Securities Berhad, the renewal of the Shareholders'
       Mandate for the  Company and/or its subsidiaries
       PLUS Expressways Group  to enter into
       recurrent related party transactions of
       a revenue or trading nature, which    are necessary
       for the day-to-day operations of the PLUS Expressways
       Group to  be entered into by the PLUS Expressways
       Group provided such transactions are  in the
       ordinary course of business and are on terms
       not more favorable to the related party than
       those generally available to the public, as
       specified;     Authority expires the earlier
       of the conclusion of the next AGM of the CONTD.

-      CONTD. Company following this AGM at which such           Non-Voting    No vote
       mandate is passed, at which   time it will
       lapse, unless by a resolution passed at such
       general meeting     whereby the authority is
       renewed; the expiration of the period within
       which   the next AGM of the Company after the
       date is required to be held pursuant to Section
       143(1) of the Companies Act, 1965  Act   but
       shall not extend to such extension as may be
       allowed pursuant to Section 143(2) of the Act
       ; and       authorize the Directors of the
       Company and/or any of them be and are/is  as
       the case may be  hereby authorized to complete
       and do all such acts and       things  including
       executing such documents under the common seal
       in           accordance with the provisions
       of the Articles of Association of the Company,
       as may be required  to give effect to the Proposed
       Renewal of Shareholders'   Mandate

10     Approve that pursuant to paragraph 10.09 of               Mgmt          For                            For
       the Listing Requirements of Bursa Malaysia
       Securities Berhad, the Shareholders' Mandate
       for the Company and/or  its subsidiaries  PLUS
       Expressways Group  to enter into additional
       recurrent  related party transactions of a
       revenue or trading nature, which are
       necessary for the day-to-day operations
       of the PLUS Expressways Group to be   entered
       into by the PLUS Expressways Group provided
       such transactions are in  the ordinary course
       of business and are on terms not more favorable
       to the    related party than those generally
       available to the public, as specified;
       Authority expires the earlier of the conclusion
       of the next AGM of the        Company following
       this CONTD.

-      CONTD. AGM at which such mandate is passed,               Non-Voting    No vote
       at which time it will lapse,      unless by
       a resolution passed at such general meeting
       whereby the authority   is renewed; the expiration
       of the period within which the next AGM of
       the     Company after the date is required
       to be held pursuant to Section 143(1) of
       the Companies Act, 1965  Act   but shall not
       extend to such extension as may  be allowed
       pursuant to Section 143(2) of the Act ; and
       authorize the          Directors of the Company
       and/or any of them be and are/is  as the case
       may be  hereby authorized to complete and do
       all such acts and things  including     executing
       such documents under the common seal in accordance
       with the         provisions of the Articles
       of Association of the Company, as may be required
       to give effect to the Proposed Shareholders'
       Mandate




--------------------------------------------------------------------------------------------------------------------------
 PORTS DESIGN LTD                                                                            Agenda Number:  702404156
--------------------------------------------------------------------------------------------------------------------------
        Security:  G71848124
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  BMG718481242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the  audited financial statements and             Mgmt          For                            For
       the reports of the Directors of the  Company
       and the  Auditors of the Company for the YE
       31 DEC 2009

2      Re-appoint the Auditors and  authorize the Board          Mgmt          For                            For
       of Directors to  fix their   remuneration

3.A.1  Re-elect Mr. Han Kiat Edward Tan as a Director            Mgmt          For                            For

3.A.2  Re-elect Mr. Kai Tai Alfred Chan as a Director            Mgmt          For                            For

3.A.3  Re-elect Mr. Pierre Frank  Bourque as a Director          Mgmt          For                            For

3.A.4  Re-elect Ms. Julie Ann Enfield as a Director              Mgmt          For                            For

3.A.5  Re-elect Mr. Rodney Ray Cone as a Director                Mgmt          For                            For

3.A.6  Re-elect Ms. Wei Lynn Valarie Fong as a Director          Mgmt          For                            For

3.B    Election of  Mr. Peter Nikolaus  Bromberger               Mgmt          For                            For
       as an Independent Non-Executive   Director

3.C    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.A    Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       and allot Shares not          exceeding 20%
       of the issued share capital of the Company
       as at the date of    passing this resolution

4.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       Shares not exceeding 10% of the issued share
       capital of the Company as at the date of passing
       this     resolution

4.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company for the issue
       of additional Shares

4.D    Approve an amendment to the By-laws of the Company        Mgmt          For                            For

4.E    Approve an amendment to the Share Option Scheme           Mgmt          For                            For
       adopted on 14 NOV 2003

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN201004281097.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POWERTECH TECHNOLOGY INC                                                                    Agenda Number:  702418624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7083Y103
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TW0006239007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of assets impairment                           Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.5per      share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 PT AKR CORPORINDO TBK                                                                       Agenda Number:  702190024
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71161163
    Meeting Type:  EGM
    Meeting Date:  21-Jan-2010
          Ticker:
            ISIN:  ID1000106701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 642763 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the Rights Issue II                               Mgmt          For                            For

2.     Approve to change in the Articles of Association          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT AKR CORPORINDO TBK                                                                       Agenda Number:  702308809
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71161163
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  ID1000106701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report and ratify the Company's        Mgmt          For                            For
       financial statement for    the YE 2009

2      Approve the profit allocation for year 2009               Mgmt          For                            For

3      Appoint the Public Accountant and approve to              Mgmt          For                            For
       determine their honorarium

4      Authorize the Commissioners to approve, in anytime,       Mgmt          Against                        Against
       the increase of paid in   and paid up capital
       related to the execution of management option
       including   option amount adjustment due to
       stock split




--------------------------------------------------------------------------------------------------------------------------
 PT BANK TABUNGAN PENSIUNAN NASIONAL TBK                                                     Agenda Number:  702118008
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71177102
    Meeting Type:  EGM
    Meeting Date:  29-Oct-2009
          Ticker:
            ISIN:  ID1000109903
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the change in the Board of Directors'             Mgmt          For                            For
       structure

2.     Approve to get a convertible loan and to increase         Mgmt          For                            For
       the capital without pre-emptive rights related
       to the convertible loan




--------------------------------------------------------------------------------------------------------------------------
 PT BISI INTERNATIONAL TBK                                                                   Agenda Number:  702422128
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y711A0103
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  ID1000105703
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Company's annual report for book              Mgmt          For                            For
       year 2009 and ratify the         Company's
       financial statement for book year 2009

2      Approve to determine the Company's profit utilization     Mgmt          For                            For

3      Approve the appointment of the public accountant          Mgmt          For                            For
       for book year 2010

4      Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Commissioners and         Directors




--------------------------------------------------------------------------------------------------------------------------
 PT DELTA DUNIA PETROINDO TBK                                                                Agenda Number:  702156882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2036T103
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2009
          Ticker:
            ISIN:  ID1000110505
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the restructuring of the company's Board          Mgmt          For                            For
       of Directors and Commissioners

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT INDO TAMBANGRAYA MEGAH TBK                                                               Agenda Number:  702250806
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71244100
    Meeting Type:  EGM
    Meeting Date:  29-Mar-2010
          Ticker:
            ISIN:  ID1000108509
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the annual report for year 2009                   Mgmt          For                            For

2      Ratify the Company's financial report for year            Mgmt          For                            For
       2009

3      Approve the profit allocation for year 2009               Mgmt          For                            For

4      Appointment of Public Accountant for year 2010            Mgmt          For                            For
       and approve to determine their

5      Approve to determine the remuneration package             Mgmt          For                            For
       for Company's Board

6      Appointment to Company's Board                            Mgmt          For                            For

7      Approve the report to funding utilization of              Mgmt          For                            For
       IPO for year 2007




--------------------------------------------------------------------------------------------------------------------------
 PT PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK                                       Agenda Number:  702318862
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7134L134
    Meeting Type:  AGM
    Meeting Date:  05-May-2010
          Ticker:
            ISIN:  ID1000082407
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the Directors annual report about the             Mgmt          For                            For
       Company's activity and Company's financial
       statement ended on 31 DEC 2009

2      Approve and ratify the Company's balance sheet            Mgmt          For                            For
       and income statement ended 31 DEC 2009

3      Approve the Company's profit utility for book             Mgmt          For                            For
       year 2009

4      Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Directors and Commissioner

5      Approve the remuneration of the Board of Commissioner     Mgmt          For                            For
       and Directors for book year 2010

6      Appointment of the Public Accountant to Audit             Mgmt          For                            For
       the Company books for book YE 31 DEC 2010 and
       authorize the Directors to determine honorarium
       for Public Accountant

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTIONS. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT RAMAYANA LESTARI SENTOSA TBK                                                             Agenda Number:  702432573
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7134V157
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  ID1000099500
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 698841 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Approve the report of Board of Director for               Mgmt          For                            For
       the book years 2009

2      Approve the annual report and financial statement         Mgmt          For                            For
       for the book years 2009

3      Appointment of profit allocation Company for              Mgmt          For                            For
       the book years 2009

4      Re-appoint the Members of the Board of Directors          Mgmt          For                            For
       and Commissioners Company

5      Appointment of Public Accountant for the book             Mgmt          For                            For
       years 2010




--------------------------------------------------------------------------------------------------------------------------
 PT SEMEN GRESIK PERSERO TBK                                                                 Agenda Number:  702066893
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7142G168
    Meeting Type:  EGM
    Meeting Date:  15-Sep-2009
          Ticker:
            ISIN:  ID1000106800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the restructuring of the Company's Board          Mgmt          For                            For
       of Directors

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT SEMEN GRESIK PERSERO TBK                                                                 Agenda Number:  702520289
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7142G168
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  ID1000106800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the 2009 annual report and ratify the             Mgmt          For                            For
       financial statement and Acquit  Et de Charge
       Company's Board

2      Approve the 2009 annual environmental development         Mgmt          For                            For
       partnership program

3      Approve the 2009 profit allocation                        Mgmt          For                            For

4      Approve to determine salary and honorarium Company's      Mgmt          For                            For
       Board

5      Appoint Public Accountant                                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PT SEMEN GRESIK PERSERO TBK                                                                 Agenda Number:  702511709
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7142G168
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  ID1000106800
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the changes on Company's Article of               Mgmt          For                            For
       Association

2      Approve the changes on Company's Board                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 RUENTEX INDUSTRIES LIMITED                                                                  Agenda Number:  702446988
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7367H107
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002915006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 1.3 per     share

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Election of two Supervisors                               Mgmt          For                            For

B.6    Other issues and extraordinary motions                    Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702152656
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  OTH
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board, in accordance with the               Mgmt          Against                        Against
       provisions of Section 81[1A] and all other
       provisions applicable, if any, of the Companies
       Act 1956 ['the Act'] including any statutory
       modifications or re-enactments thereof for
       the time being in force, the provisions of
       the Memorandum and Articles of Association
       of the Company, Securities and Exchange Board
       of India [Issue of Capital and Disclosure Requirements]
       Regulations, 2009 [SEBIICDR Regulations'],
       the provisions of the listing Agreement entered
       into by the Company with the Stock Exchanges,
       where the shares of the Company are listed,
       the provisions of Foreign Exchange Management
       Act, 1999 and rules and regulations framed
       there under, and subject to the applicable
       statutes, guidelines, regulations, approvals,
       consents, permissions or sanctions of the Central
       Government, the Reserve Bank of India, Securities
       and Exchange Board of India, Stock Exchanges
       and any other appropriate and/or concerned
       authorities, institutions or bodies [the 'Approvals'];
       and such conditions or modifications as may
       be prescribed by any of them while granting
       any such approvals, which may be agreed to,
       in its sole discretion, by the Board of Directors
       of the Company [hereinafter called 'the Board'
       which term shall be deemed to include any Committee
       which the Board may have constituted or hereinafter
       constitute from lime to time to exercise its
       powers including the power conferred by this
       resolution]; to create, offer, issue and allot
       on such occasion or occasions, in 1 or more
       tranches, as may be determined by the Board
       in the course of domestic and/or international
       offering[s], to domestic and/or foreign institutions,
       non-resident Indians, Indian Public Companies,
       corporate bodies, trusts, mutual funds, venture
       capital funds, foreign venture capital investors,
       banks [including Co-Operative Banks and Regional
       Rural Banks], Insurance Companies, provident
       funds, pension funds, superannuation funds,
       national investment fund, stabilizing agents,
       anchor investors, Qualified Institutional Buyers
       as defined under Clause 2.[1][zd] of SEBI ICDR
       Regulations by way of Qualified Institutions
       Placement[s] under Chapter VIII 01 the SEBI
       ICDR Regulations, individuals or otherwise,
       whether shareholders of the Company or not
       and/or through a public issue, rights issue,
       composite issue, and/or on a private placement
       basis, Indian Depository Receipts [IDRs] under
       Chapter X of the SEBIICDR Regulations, equity
       shares, preference shares convertible into
       equity shares [or otherwise] or any other instruments/securities including warrants representing either equity
       shares and for convertible/exchangeable securities
       linked to equity shares Including but not limited
       to Global Depository Receipts [GDRs] and/or
       American Depository Receipts [ADRs] [hereinafter
       referred to as "Securities"] through 1 or more
       Prospectus, and/or letter of offer or Shelf
       Information Memorandum for issue and allotment
       of Securities not exceeding an amount of INR
       1000 Crores, including premium, it any, in
       aggregate [including green shoe option, if
       any]; in the case of the issue of the Securities
       by way of Qualified Institutions Placement.
       the allotment of Securities shall only be made
       to "Qualified Institutional Buyers'" within
       the meaning of Clause 2.[1][zd] of the SEBI
       ICDR Regulations and at such a price to be
       determined with respect to the Relevant Date
       so that the price paid by each investor shall
       not be less than the price arrived in accordance
       with the provisions of Chapter VIII of the
       SEBI ICDR Regulations; in the case of the issue
       of the Securities by way of Qualified Institutions
       Placement, the "Relevant Date" shall mean;
       [i] in case of allotment of equity shares,
       the date of the meeting in which the Board
       decides to open the proposed issue; [ii] in
       case of allotment of eligible convertible securities,
       either the date of the meeting in which the
       Board decides to open the issue of such convertible
       securities or the date on which the holders
       of such convertible securities become entitled
       to apply for the equity shares as may be decided
       by the Board in its absolute discretion; or
       such date or at such price as may be prescribed
       and made applicable under the provisions of
       SEBI ICDR Regulations as amended and in force
       at the relevant point in time; without prejudice
       to the generality of the above, the aforesaid
       issue of Securities may have all of any terms
       or conditions or combination/s of terms or
       conditions in accordance with prevalent market
       practices or as the Board may in its absolute
       discretion deem fit, including but not limited
       to terms and conditions, relating to payment
       of dividend, premium on redemption at the option
       of the Company and/or holders of any Securities,
       or variation of the price or period of conversion
       of Securities into equity shares or issue of
       equity shares during the period of the Securities
       or terms pertaining to voting rights or option[s],
       for early redemption of Securities; for the
       purpose of giving effect to the foregoing and
       without being required to seek any further
       consent or approval of the members or otherwise
       to the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authority of this resolution, and to
       dispose of, from time to time, such of the
       Securities as are not subscribed, in such manner,
       as the Board may deem fit in its absolute discretion;
       to decide on the terms of the issue of Securities,
       including the form, liming, issue price, number
       of equity shares resulting from conversion,
       allottees under the issue; to enter into and
       execute all such agreements/arrangements as
       the case may be with any lead managers, underwriters,
       stabilizing agents, anchor investors, bankers,
       escrow bankers, financial institutions, solicitors,
       advisors, guarantors, depositories, custodians
       and other intermediaries [the 'Agencies'] in
       relation to the Issue of Securities and to
       remunerate any of the Agencies for their services
       in any manner including payment of commission,
       brokerage, fee or the like, to enter into or
       execute all such agreements/ arrangements/
       Memoranda of Understanding/documents with any
       authorities/ agencies, listing of the shares
       / securities [including the resultant equity
       shares to be issued as per the terms of the
       issue of the said Securities] on any Indian
       or Overseas Exchange [s] as the Board may in
       its absolute discretion deem fit; to settle
       any questions, difficulties or doubts that
       may arise in regard to the offer, issue and
       allotment of the Securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit, to do all such acts, deeds,
       matters and things as the Board may in its
       absolute discretion deem necessary or desirable
       for such purpose, including without limitation
       the drafting, finalization, entering into and
       execution of any arrangements or agreements
       or documents; to delegate from time to time,
       all of any of the powers conferred herein upon
       the Board to any Committee of the Board or
       the Managing Director or any other Director
       or any other Officer or Officers of the Company;
       to list the Securities on any Indian Of Overseas
       Exchange [s] as the Board may in its absolute
       discretion deem fit




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702470446
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited balance sheet of the Company          Mgmt          For                            For
       as at 31 MAR 2010 and the    profit and loss
       account for the YE on that date together with
       the reports of  the Directors and the Auditors
       thereon

2      Declare a dividend on equity shares for the               Mgmt          For                            For
       FYE 31 MAR 2010

3      Re-appoint Mr. S.M. Bafna as a Director, who              Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. M. S. Verma as a Director, who             Mgmt          For                            For
       retires by rotation

5      Appointment of M/s. S. R. Batliboi & Company,             Mgmt          For                            For
       Chartered Accountants, Mumbai   and M/s. G.
       D. Apte & Company, Chartered Accountants, Mumbai,
       jointly as the  Auditors of the Company to
       hold such office from the conclusion of this
       meeting, until the conclusion of the
       next AGM, on such remuneration plus out  of
       pocket expenses, if any, as may be mutually
       agreed upon between the Board  of Directors
       of the Company and the said Auditors

6      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment of    Mr. S. Lakshminarayanan
       as a Director of the Company liable to retire
       by      rotation

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment of    Mr. R. Sridhar
       as the Managing Director of the Company, in
       accordance with    the provisions of Sections
       269, 309, Schedule XIII and other applicable
       provisions, if any, of the Companies
       Act, 1956, with effect from 15 SEP 2010  for
       a period of 5 years and shall perform such
       duties and exercise such       powers as may
       from time to time be lawfully entrusted to
       and conferred upon   him by the Board and he
       may be paid a remuneration by way of salary
       and other perquisites in accordance with Schedule
       XIII of the Companies Act, 1956 as    specified

S.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: authorize the     Board, subject
       to the provisions of the Companies Act, 1956;
       including any    statutory modifications or
       re-enactment thereof, the Securities Contract
       Regulations  Act, 1956 and the Rules framed
       there under, Listing Agreement,   SEBI  Delisting
       of Securities  Guidelines, 2003 and other applicable
       laws,    rules and regulations and guidelines
       and subject to such other approvals,     permissions,
       sanctions etc. as may be necessary and subject
       to such           conditions as may be prescribed
       by any authority while granting such
       approvals, permissions, sanctions etc. which
       may be agreed upon by the Board  of Directors
       hereinafter referred to as the Board which
       expression shall be  deemed to include any
       Committee of the Board for the time being,
       exercising   the powers conferred by the Board
       CONTD.

CONT   CONTD. to voluntarily delist the equity shares            Non-Voting    No vote
       of the Company from Madras     Stock Exchange
       Limited, where the equity shares of the Company
       are currently  listed, at such time as may
       be deemed fit by the Board; that the equity
       shares of the Company shall continue
       to be listed on the stock exchange       having
       nation wide trading terminals viz the Bombay
       Stock Exchange Limited    and National Stock
       Exchange of India Limited and therefore as
       per the said    guidelines issued by the Securities
       and Exchange Board of India, CONTD.

CONT   CONTD. no exit opportunity need to be given               Non-Voting    No vote
       to the shareholders of the        Company;
       authorize the Board of Directors to settle
       all questions,            difficulties or doubts
       as may arise, with regard to voluntary delisting
       of    shares, as it may in its absolute discretion
       deem fit; authorize any one of   the Directors
       to take all necessary steps in this regard
       in order to comply   with all the legal and
       procedural formalities and to do all such acts,
       deeds, matters and things as he may in its
       absolute discretion deem necessary and    expedient
       to give effect to the above said resolution




--------------------------------------------------------------------------------------------------------------------------
 SIMPLO TECHNOLOGY CO LTD                                                                    Agenda Number:  702449201
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7987E104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0006121007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    Receive the report on the 2009 business operations        Non-Voting    No vote

A.2    Receive the 2009 audited reports                          Non-Voting    No vote

A.3    Receive the report on the revision to the rules           Non-Voting    No vote
       of the Board meetings

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution as follows:          Mgmt          For                            For
       cash dividend: TWD 5 per     share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings as follows:         proposed stock
       dividend: 100 for 1,000 shares held

B.4    Amend the Articles of Incorporation                       Mgmt          For                            For

B.5    Amend the procedures of asset acquisition or              Mgmt          For                            For
       disposal

B.6    Amend the procedures of monetary loans                    Mgmt          For                            For

B.7    Amend the procedures of endorsement and guarantee         Mgmt          For                            For

B.8    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  702497264
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  EGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company, for the purposes of Chapter        Mgmt          For                            For
       9 of the Listing Manual ["Chapter 9"] of the
       Singapore Exchange Securities Trading Limited
       ["SGX-ST"], its subsidiaries and associated
       Companies that are entities at risk [as that
       term is used in Chapter 9], or any of them,
       to enter into any of the transactions falling
       within the types of interested person transactions
       as specified in the Appendix to the Company's
       Circular to Shareholders dated 08 JUN 2010
       [the "Circular"] with any party who is of the
       class of interested persons as specified in
       the Appendix to the Circular, provided that
       such transactions are made on normal commercial
       terms and in accordance with the review procedures
       for such interested person transactions; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors of
       the Company and/or any of them to complete
       and do all such acts and things [including
       executing all such documents as may be required]
       as they and/or he may consider expedient or
       necessary or in the interests of the Company
       to give effect to the Shareholders Mandate
       and/or this Resolution

2.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [the Companies Act],
       to purchase or otherwise acquire issued ordinary
       shares in the capital of the Company [Shares]
       not exceeding in aggregate the Maximum Limit,
       as specified at such price or prices as may
       be determined by the Directors from time to
       time up to the Maximum Price, whether by way
       of :i) market purchase(s) on the SGX-ST and/or
       any other stock exchange on which the shares
       may for the time being be listed and quoted
       [Other Exchange]; and/or ii) off-market purchase(s)
       [if effected otherwise than on the SGX-ST or,
       as the case may be, Other Exchange] in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors as they consider
       fit, which scheme(s) shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       or, as the case may be, approve the other exchange
       as may for the time being be applicable and
       to the Share Purchase Mandate may be exercised
       by the Directors at any time and form time
       to time during the period commencing from the
       date of the passing of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company is held or the date
       by which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE POST LTD                                                                          Agenda Number:  702511610
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8120Z103
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  SG1N89910219
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Audited Accounts for the            Mgmt          For                            For
       FYE 31 MAR 2010, and the Directors' Report
       and Independent Auditor's Report thereon

2.     Declare a final tax exempt 1-tier dividend of             Mgmt          For                            For
       2.5 cents per ordinary share in respect of
       the FYE 31 MAR 2010

3.     Re-elect Mr. Lim Eng as a Director who retires            Mgmt          For                            For
       by rotation in accordance with Article 91 of
       the Company's Articles of Association

4.     Re-elect Mr. Lim Ho Kee as a Director who retires         Mgmt          For                            For
       by rotation in accordance with Article 91 of
       the Company's Articles of Association

5.     Re-elect Mr. Kenneth Michael Tan Wee Kheng as             Mgmt          For                            For
       a Director of the Company, who retires by rotation
       in accordance with Article 91 of the Company's
       Articles of Association; remain as a member
       of the Audit Committee and will be considered
       independent for the purposes of Rule 704(8)
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited (the SGX-ST)

6.     Re-elect Mr. Michael James Murphy as a Director,          Mgmt          For                            For
       who retires in accordance with Article 97 of
       the Company's Articles of Association

7.     Re-elect Mr Zulkifli Bin Baharudin as a Director,         Mgmt          For                            For
       who retires in accordance with Article 97 of
       the Company's Articles of Association

8.     Approve the Directors' fees payable by the Company        Mgmt          For                            For
       of SGD 900,690 for the FYE 31 MAR 2010 (2009:
       SGD  641,090)

9.     Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to fix their remuneration

       Transact any other business of an AGM                     Non-Voting    No vote

10.    Authorize the Directors to issue shares in the            Mgmt          Against                        Against
       capital of the Company [shares] whether by
       way of rights, bonus or otherwise; and/or 2)
       make or grant offers, agreements or options
       [collectively, Instruments] that might or would
       require shares to be issued, including but
       not limited to the creation and issue of [as
       well as adjustments to] warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and ii] [notwithstanding the authority
       conferred by this Resolution may have ceased
       to be in force] issue shares in pursuance of
       any Instrument made or granted by the Directors
       of the Company while this Resolution is in
       force, provided that the aggregate number of
       shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50 % of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with sub-paragraph [II] below],
       of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this Resolution] does
       not exceed 10 % of the total number of issued
       shares [excluding treasury shares] in the capital
       of the Company [as calculated in accordance
       with sub-paragraph [II] below]; II) [subject
       to such manner of calculation as may be prescribed
       by the SGX-ST] for the purpose of determining
       the aggregate number of shares that may be
       issued under sub-paragraph [I] above, the percentage
       of issued shares shall be based on the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this Resolution is passed, after adjusting
       for: 1) new shares arising from the conversion
       or exercise of any convertible securities or
       share options or vesting of share awards which
       are outstanding or subsisting at the time this
       Resolution is passed; and 2) any subsequent
       bonus issue or consolidation or subdivision
       of shares; III) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST]
       and the Articles of Association for the time
       being of the Company; and IV) [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by law]

11.    Authorize the Directors to offer and grant options        Mgmt          For                            For
       [Options] in accordance with the provisions
       of the Singapore Post Share Option Scheme [Share
       Option Scheme] and to allot and issue from
       time to time such number of shares as may be
       required to be issued pursuant to the exercise
       of the Options under the Share Option Scheme,
       provided that the aggregate number of shares
       to be issued pursuant to the Share Option Scheme
       shall not exceed 5 % of the total number of
       issued shares [excluding treasury shares] in
       the capital of the Company from time to time




--------------------------------------------------------------------------------------------------------------------------
 SINO PROSPER STATE GOLD RESOURCES HOLDINGS LTD                                              Agenda Number:  702501758
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8169D104
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  KYG8169D1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       "1". THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100607/LTN20100607043.pdf

1.     Approve the 2010 Acquisition Agreement and all            Mgmt          For                            For
       the transactions contemplated thereunder.




--------------------------------------------------------------------------------------------------------------------------
 SINOPAC FINANCIAL HOLDINGS CO LTD                                                           Agenda Number:  702134153
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8009U100
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2009
          Ticker:
            ISIN:  TW0002890001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The execution status of preferred stocks                  Non-Voting    No vote

B.1    Authorize the Board of Directors to proceed               Mgmt          For                            For
       the fund-raising plan at the appropriate time,
       considering the Company's long-term capital
       needs and market condition, in accordance with
       the Company's strategic development

B.2    Approve to revise the Articles of incorporation           Mgmt          For                            For

B.3    Elect Ms. Sophia Cheng [Personal ID: P220336935]          Mgmt          For                            For
       as an Independent Director

B.4    Extraordinary motions                                     Mgmt          Abstain                        For

       ACCORDING TO ITEM 1 OF THE ARTICLE 192 AT THE             Non-Voting    No vote
       COMPANY LAW, ANY SHAREHOLDER HOLDING 1% OR
       MORE OF THE TOTAL OUTSTANDING SHARES OF THE
       COMPANY MAY SUBMIT THEIR NOMINATION FOR INDEPENDENT
       DIRECTOR.

       Chairman's Address                                        Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME IN RESOLUTION 3 AND RECEIPT
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 SINOPAC FINANCIAL HOLDINGS CO LTD                                                           Agenda Number:  702452347
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8009U100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002890001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The status of assets impairment                           Non-Voting    No vote

A.3    The 2009 audited reports                                  Non-Voting    No vote

A.4    The revision to the employee stock options plan           Non-Voting    No vote

A.5    The same person or the same affiliate who intends         Non-Voting    No vote
       to prossess more than the   designated rate
       of total voting shares of the same FHC report

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 0.1156 per  share

B.3    Approve the proposal of long-term capital injection       Mgmt          For                            For

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Extraordinary motions                                     Mgmt          Abstain                        For

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOHO CHINA LTD                                                                              Agenda Number:  702369908
--------------------------------------------------------------------------------------------------------------------------
        Security:  G82600100
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  KYG826001003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100409/LTN20100409737.pdf

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the        Company and the reports
       of the Directors and Auditors for the YE 31
       DEC 2009

2      Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2009

3      Re-elect Mr. Pan Shiyi as a Director of the               Mgmt          For                            For
       Company

4      Re-elect Ms. Yan Yan as a Director of the Company         Mgmt          For                            For

5      Re-elect Dr. Ramin Khadem as a Director of the            Mgmt          For                            For
       Company

6      Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

7      Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix   their remuneration

8.A    Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares not   exceeding
       20% of the issued share capital of the Company

8.B    Authorize the Directors to repurchase shares              Mgmt          For                            For
       not exceeding 10% of the issued  share capital
       of the Company

8.C    Approve to extend the authority given to the              Mgmt          Against                        Against
       Directors pursuant to Ordinary   Resolution
       8(A) to issue shares by adding to the issued
       share capital of the  Company the number of
       shares repurchased under Ordinary Resolution
       8(B)




--------------------------------------------------------------------------------------------------------------------------
 STARHILL GLOBAL REAL ESTATE INVESTMENT TRUST                                                Agenda Number:  702026318
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7545N109
    Meeting Type:  EGM
    Meeting Date:  13-Jul-2009
          Ticker:
            ISIN:  SG1S18926810
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that Unitholders waive their rights               Mgmt          For                            For
       to receive a mandatory take-over offer from
       YTL Corporation Berhad for all the remaining
       issued units not owned or controlled by YTL
       and parties acting, in concert with it, in
       the event that they incur a mandatory bid obligation
       pursuant to Rule 14 of the Singapore Code on
       Takeovers and Mergers, under proposed renounceable
       rights issue [the Whitewash Resolution]

E.2    Approve the proposed trust deed supplement to             Mgmt          For                            For
       facilitate equity fund raisings




--------------------------------------------------------------------------------------------------------------------------
 STELLA INTL HLDGS LTD                                                                       Agenda Number:  702317682
--------------------------------------------------------------------------------------------------------------------------
        Security:  G84698102
    Meeting Type:  AGM
    Meeting Date:  07-May-2010
          Ticker:
            ISIN:  KYG846981028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST"    FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the      Company and
       its subsidiaries and the reports of the Directors
       Directors  and the Auditors  Auditors  of
       the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3      Declare a special dividend for the YE 31 DEC              Mgmt          For                            For
       2009

4.I    Re-elect Mr. Chao Ming-Cheng, Eric as an Executive        Mgmt          For                            For
       Director

4.II   Re-elect Mr. Chi Lo-Jen, Stephen as an Executive          Mgmt          For                            For
       Director

4.III  Re-elect Mr. Chu Pao-Kuei as an Independent               Mgmt          For                            For
       Non-Executive Director

4      Authorise the Board  Board  of Directors to               Mgmt          For                            For
       fix the remuneration of the       Directors

5      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       for the YE 31 DEC 2010    and authorize the
       Board to fix their remuneration

6      Authorize the Directors, pursuant to the Rules            Mgmt          Against                        Against
       Governing the Listing of       Securities on
       The Stock Exchange of Hong Kong Limited and
       all other           applicable laws, to allot,
       issue and deal with additional shares  Shares
       of  HKD 0.10 each in the share capital of
       the Company and make or grant offers,   agreements
       and options  including warrants, bonds and
       debentures convertible  into shares  during
       and after the relevant period, not exceeding
       the          aggregate of 20% of the aggregate
       nominal amount of the issued share capital
       of the Company; otherwise than pursuant to
       i) a rights issue; or ii) the      exercise
       of options granted under the Long Term Incentive
       Scheme or similar   arrangement CONTD.

-      CONTD. adopted by the Company from time to time;          Non-Voting    No vote
       or iii) any scrip dividend   or similar arrangements
       providing for allotment and issue of shares
       in lieu   of the whole or part of a dividend
       on shares in accordance with the Articles
       of Association  Articles of Association  of
       the Company and other relevant    regulations
       in force from time to time; or iv) any issue
       of shares upon the   exercise of rights of
       subscription or conversion under the terms
       of any       warrants of the Company or any
       securities which are convertible into Shares;
       Authority expires the earlier of the conclusion
       of the next AGM of Company;   or the expiration
       of the period within which the next AGM of
       the Company is   required by the Articles of
       Association or any applicable law of the Cayman
       Islands to be held

7      Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares  Shares  of HKD   0.10 each in the share
       capital of the Company during the relevant
       period, on  the Stock Exchange of Hong Kong
       Limited  Stock Exchange  or any other stock
       exchange on which Shares may be listed and
       recognized by the Securities and   Futures
       Commission of Hong Kong  SFC  and the stock
       exchange for such         purpose, and subject
       to and in accordance with the rules and regulations
       of   the SFC, the Stock Exchange, the Companies
       Law, Chapter 22  Law 3 of 1961, as consolidated
       and revised  of the Cayman Islands and all
       other applicable laws as amended from time
       to time in this regard, not exceeding 10% of
       the         aggregate nominal amount of the
       issued share capital of the Company, CONTD.

-      CONTD.  Authority expires the earlier of the              Non-Voting    No vote
       conclusion of the next AGM of    Company; or
       the expiration of the period within which the
       next AGM of the     Company is required by
       the Articles of Association or any applicable
       Law of   the Cayman Islands to be held

8      Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       6 and 7, to extend the   general mandate granted
       to the Directors to allot, issue and deal with
       additional shares pursuant to Resolution
       5, by an amount representing the     aggregate
       nominal amount of the share capital repurchased
       pursuant to         Resolution 6, provided
       that such amount does not exceed 10% of the
       aggregate  nominal amount of the issued share
       capital of the Company at the date of
       passing the Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 STRAITS ASIA RES LTD                                                                        Agenda Number:  702369934
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y81705108
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2010
          Ticker:
            ISIN:  SG1U11932563
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the Directors' report and               Mgmt          For                            For
       the Audited accounts of the       Company for
       the YE 31 DEC, 2009 together with the Auditors'
       report thereon

2      Declare a final dividend of 2.03 US cents per             Mgmt          For                            For
       share  equivalent to            approximately
       2.85 Singapore cents per share , tax exempt
       for the YF 31 DEC   2009

3      Re-election of Dr. Chitrapongse Kwangsukstith             Mgmt          For                            For
       as a Director of the Company,   who retires
       pursuant to Article 100 of the Company's Articles
       of Association

4      Re-election of Mr. Apisit Rujikeatkamjorn as              Mgmt          For                            For
       a Director of the Company, who   retires pursuant
       to Article 100 of the Company's Articles of
       Association

5      Re-election of Mr. Han Eng Juan as a Director             Mgmt          For                            For
       of the Company, who retires     pursuant to
       Article 94 of the Company's Articles of Association

6      Re-election of Mr. Michael Gibson as a Director           Mgmt          For                            For
       of the Company, who retires   pursuant to Article
       94 of the Company's Articles of Association

7      Approve the payment of Directors' fees of up              Mgmt          For                            For
       to SGD 600,000 payable by the    Company for
       the YE 31 DEC, 2010

8      Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Company's Auditors and   authorize the
       Directors to fix their remuneration

-      Transact any other business                               Non-Voting    No vote

9      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the        companies act,
       cap.50 ca  and the rules, guidelines and measures
       issued by    the Singapore Exchange Securities
       Trading Limited  SGX-ST , to allot and
       issue shares up to 50% of issued shares in
       the capital of the Company,  i     shares in
       the capital of the capital; or  ii  convertible
       securities; or  iii  additional convertible
       securities issued pursuant to adjustments;
       or  iv     shares arising from the conversion
       of the securities in  ii  and  iii  above,
       whether by way of rights, bonus or otherwise
       or in pursuance of any offer,   agreement or
       option made or granted by the Directors during
       the continuance   of this authority or thereafter
       at any time and upon such terms and
       conditions and for such purposes and to
       such persons as the Directors may in  their
       CONTD..

-      ..CONTD absolute discretion deem fit  notwithstanding     Non-Voting    No vote
       the authority conferred by this resolution
       may have ceased to be in force ; the aggregate
       number of   shares to be issued pursuant to
       this resolution  including shares to be
       issued in pursuance of convertible securities
       made or granted pursuant to     this resolution
       does not exceed 50% of the total number of
       issued shares     excluding treasury shares
       in the capital of the Company  as calculated
       in    accordance with sub-paragraph (2) below
       Issued Shares , provided that the   aggregate
       number of shares to be issued other than on
       a pro rata basis to     Shareholders of the
       Company  including shares to be issued in pursuance
       of    convertible securities made or granted
       pursuant to this resolution  does not  exceed
       20% of the total number of Issued Shares;
       subject to such manner      CONTD..

-      ..CONTD of calculation as may be prescribed               Non-Voting    No vote
       by the SGX-ST  for the purpose of determining
       the aggregate number of shares that may be
       issued under           sub-paragraph (1) above,
       the percentage of Issued Shares shall be based
       on    the total number of issued shares  excluding
       treasury shares  in the capital  of the Company
       at the time this resolution is passed, after
       adjusting for:    (i) new shares arising from
       the conversion or exercise of any convertible
       securities; (ii)  where applicable  new
       shares arising from exercising share  options
       or vesting of share awards outstanding or subsisting
       at the time of   the passing of this resolution,
       provided the options or awards were granted
       in compliance with the Listing Manual; and
       (iii) any subsequent bonus issue,  consolidation
       or subdivision of shares; in exercising the
       authority conferred CONTD..

-      ..CONTD by this resolution, the Company shall             Non-Voting    No vote
       comply with the rules,          guidelines
       and measures issued by the SGX-ST for the time
       being in force      unless such compliance
       has been waived by the SGX-ST  and the Articles
       of     Association for the time being of the
       Company; 4  50% limit in sub-paragraph  (1)
       above may be increased to 100% for the Company
       to undertake renounceable  pro rata rights
       issues at any time up to 31 DEC 2010 or such
       other date as    may be determined by the SGX-ST;
       Authority expires the earlier of the
       conclusion of the next AGM of the Company
       or the date by which the next AGM   of the
       Company is required by law to be held

10     Authorize the Directors, subject to and pursuant          Mgmt          Against                        Against
       to the share issue mandate   in Resolution
       9 above being obtained, to issue new shares
       in the capital of   the Company other than
       on a pro-rata basis to shareholders of the
       Company at  an issue price per new share which
       shall be determined by the Directors in
       their absolute discretion in accordance with
       the requirements of the SGX-ST,  and during
       the period up to 31 DEC 2010 or such other
       date as may be          determined by the SGX-ST,
       such price may represent up to a 20% discount
       to    the weighted average price per share
       determined in accordance with the        requirements
       of the SGX-ST

11     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the CA, to offer and grant
       options under the rules of the Option Plan
       and to issue from  time to time such number
       of shares in the capital of the Company as
       may be    required to be issued pursuant to
       the exercise of the options granted under
       the Option Plan, and that such shares may
       be issued notwithstanding this      authority
       has ceased to be in force so long as the shares
       are issued pursuant to an offer or grant of
       options made while this authority was in force,
       provided always that the aggregate number
       of shares to be issued under the    Option
       Plan and all other share option, share incentive,
       performance share or restricted share plans
       implemented by the Company shall not exceed
       15% of the issued shares in the capital of
       the Company CONTD..

-      ..CONTD excluding treasury shares for the time            Non-Voting    No vote
       being




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN FERTILIZER CO LTD                                                                    Agenda Number:  702448540
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84171100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0001722007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

a.2    The 2009 Audited reports                                  Non-Voting    No vote

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the profit distribution, cash dividend:           Mgmt          For                            For
       TWD 1.4 per share

b.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

b.4    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans,  endorsement and guarantee

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TIONG WOON CORPORATION HOLDING LTD                                                          Agenda Number:  702110165
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y88415107
    Meeting Type:  AGM
    Meeting Date:  22-Oct-2009
          Ticker:
            ISIN:  SG1G98873449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the FYE 30 JUN 2009 and
       the report of the Directors and the Auditors
       thereon

2.     Approve a tax exempt [1-tier] final dividend              Mgmt          For                            For
       of 0.4 cent per share for the FYE 30 JUN 2009

3.     Approve the Directors' fees of SGD 90,000 for             Mgmt          For                            For
       the YE 30 JUN 2009

4.     Re-elect Mr. Ang Kha King as a Director, who              Mgmt          For                            For
       retires under Article 104 in accordance with
       the Company's Articles of Association

5.     Re-elect Mdm. Lu Ka Lai Carrie [Mrs. Carrie               Mgmt          For                            For
       Chenong] as a Non-Executive Director, who retires
       under Article 108 in accordance with the Company's
       Articles of Association

6.     Re-appoint Messrs. PricewaterhouseCoopers LLP             Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Directors to fix their remuneration

7.     Authorize the Directors, pursuant to the Listing          Mgmt          Against                        Against
       Rules of the Singapore Exchange Securities
       Trading Limited [SGX-ST] and the Company's
       Articles of Association to: i) issue shares
       in the capital of the Company whether by way
       of rights, bonus or otherwise; and/or ii) make
       or grant offers, agreements or options [collectively
       Instruments] that might or would require shares
       to be issued, including but not limited to
       the creation and issue of [as well as adjustments
       to] warrants, debentures or other instruments
       convertible into shares; and/or iii) issue
       additional Instruments convertible into shares
       arising from adjustments made to the number
       of Instruments at any time upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may, in their
       absolute discretion, deem fit; and [notwithstanding
       the authority conferred by the shareholders
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while the authority was in
       force, provided that: 1] the aggregate number
       of shares to be issued pursuant to this resolution
       [including shares to be issued in pursuance
       of any Instruments made or granted pursuant
       to this resolution]: A) by way of renounceable
       rights issues on a pro rata basis to shareholders
       of the Company [Renounceable Rights Issues]
       shall not exceed 100% of the total number of
       issued shares in the capital of the Company
       excluding treasury shares [as calculated in
       this resolution below]; and B] otherwise than
       by way of Renounceable Rights Issues [Other
       Shares Issues] shall not exceed 50% of the
       total number of issued shares in the capital
       of the Company excluding treasury shares [as
       calculated in accordance with this resolution
       below], of which the aggregate number of shares
       to be issued other than on a pro rata basis
       to shareholders of the Company shall not exceed
       20% of the total number of issued shares in
       the capital of the Company excluding treasury
       shares [as calculated in accordance with this
       resolution below]; 2) the Renounceable Rights
       Issues and Other Shares Issues shall not, in
       aggregate, exceed 100% of the total number
       issued shares shall be based on the total number
       of issued shares in the capital of the Company
       excluding treasury shares [as calculated in
       accordance with this resolution below]; 3)
       [subject to such manner of calculation as may
       be prescribed by the SGX-ST] for the purpose
       of determining the aggregate number of shares
       that may be issued under this resolution above,
       the percentage of issued shares shall be based
       on the total number of issued shares in the
       capital of the Company excluding treasury shares
       at the time this resolution is passed, after
       adjusting for: i] new shares arising from the
       conversion or exercise of any convertible securities
       or shares options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed, and ii] any
       subsequent bonus issue or consolidation or
       subdivision of shares; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by Law to be
       held]

8.     Authorize the Directors of the Company, notwithstanding   Mgmt          For                            For
       Rule 811 of the Listing Manual, to issue shares
       and/or instruments other than on a pro-rata
       basis pursuant to the aforesaid general mandate
       at a discount not exceeding 20% to the weighted
       average price for trades done on the SGX-ST
       for the full market day on which the Placement
       or Subscription Agreement in relation to such
       shares and/or Instruments is executed, provided
       that: a] in exercising the authority conferred
       by this resolution, the Company shall comply
       with the provisions of the Listing Manual of
       the SGX-ST for the time being in force; and
       the Articles of Association for the time being
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held]

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT CHINA HLDGS LTD                                                               Agenda Number:  702170919
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9222R106
    Meeting Type:  EGM
    Meeting Date:  22-Dec-2009
          Ticker:
            ISIN:  KYG9222R1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve and ratify, the framework purchase agreement      Mgmt          For                            For
       [the "New Framework Purchase Agreement"] dated
       13 NOV 2009 entered into between Uni-President
       China Holdings Ltd, [the "Company", which together
       with its subsidiaries, the "Group"] and [Uni-President
       Enterprises Corporation] ["UPEC", which together
       with its subsidiaries and their respective
       associates but excluding the Group, the "UPEC
       Group"] [as specified] relating to the purchase
       and the procured purchase, on a non-exclusive
       basis, of certain raw materials, packaging
       materials and commercial goods from the UPEC
       Group by the Company; the maximum annual amounts
       payable by the Group to the UPEC Group under
       the New Framework Purchase Agreement for the
       3 year ending 31 DEC 2012 as specified; authorize
       any 1 Director of the Company to do all such
       things and acts and sign all such documents
       for and on behalf of the Company as he may
       consider necessary, desirable or expedient
       to implement and/or give effect to any matters
       relating to or in connection with the New Framework
       Purchase Agreement, the transactions contemplated
       thereunder and the maximum annual amounts payable
       by the Group as specified in this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNI-PRESIDENT CHINA HOLDINGS LTD                                                            Agenda Number:  702391094
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9222R106
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  KYG9222R1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR RESOLUTIONS
       "1 TO 5.B AND 5.C". THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426013.pdf

1      Receive and consider the Audited financial statements     Mgmt          For                            For
       and the reports of the  Directors and Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC  2009

2      Declare a final dividend and a special dividend           Mgmt          For                            For
       for the YE 31 DEC 2009

3.A.i  Re-election of Mr. Lin Wu-Chung as an Executive           Mgmt          For                            For
       Director of the Company

3.Aii  Re-election of Mr. Lin Lung-Yi as a Non-Executive         Mgmt          For                            For
       Director of the Company

3Aiii  Re-election of Mr. Su Tsung-Ming as a Non-Executive       Mgmt          For                            For
       Director of the Company

3.Aiv  Re-election of Mr. Hwang Jenn-Tai as an Independent       Mgmt          For                            For
       Non-Executive Director of the Company

3.B    Authorize the Board of Directors of Company               Mgmt          For                            For
       the Directors  to fix the        remuneration
       of the re-elected Directors as mentioned in
       3(A) above

4      Re-appointment of PricewaterhouseCoopers as               Mgmt          For                            For
       the Company's Auditors and        authorize
       the Directors to fix their remuneration for
       the FYE 31 DEC 2010

5.A    Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares in    the Company not
       exceeding 10% of the aggregate nominal amount
       of the existing issued share capital

5.B    Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue, allot and deal   with additional
       shares in the Company not exceeding 20% of
       the aggregate      nominal amount of the existing
       issued share capital

5.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue,      allot and deal
       with additional shares by the number of shares
       repurchased




--------------------------------------------------------------------------------------------------------------------------
 UNITED PHOSPHORUS LTD                                                                       Agenda Number:  702080413
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9247H166
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  INE628A01036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, profit and loss account
       for the YE on that date and the reports of
       the Board of Directors and Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Chirayu R. Amin as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Vikram R. Shroff as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Vinod Sethi as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-appoint Mr. A. C. Ashar as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Appoint the Auditors and approve fix their remuneration   Mgmt          For                            For

S.8    Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       including the Remuneration/Compensation Committee
       Constituted by the Board to exercise its powers
       including the powers conferred by this resolution],
       pursuant to the provisions of Section 81[1A]
       and other applicable provisions, if any, of
       the Companies Act, 1956, [the Act] Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999 [SEBI Guidelines] [including
       any statutory modifications or re-enactment
       of the Act or the SEBI Guidelines, for the
       time being in force] to the extent applicable
       and subject to the provisions contained in
       the Articles of Association of the Company
       and subject to other approvals, permissions
       and sanctions as may be necessary, and subject
       to such conditions and modifications as may
       be prescribed or imposed while granting such
       approvals, permissions and sanctions, to grant,
       issue, offer and allot at any time or from
       time to time, directly or through a trust,
       to the present and future employee(s) including
       Director[s] of the Company, including employees
       of its subsidiaries as mentioned in the proposed
       resolution at Item 9 below, and as selected
       on the basis of criteria prescribed by the
       Board in accordance with the SEBI Guidelines,
       hereinafter referred to as the Eligible Employees
       except promoter or a person who belongs to
       the promoter Group, both these expressions
       being defined in the SEBI Guidelines and Director
       who directly or indirectly holds more than
       10% of the issued capital, under a scheme titled
       Employees Stock Option Plan 2009 [hereinafter
       referred to as Plan], such number of options
       as the Board may decide, which could give rise
       to the issue of equity shares of the nominal
       face value not exceeding INR 60,00,000 divided
       into 30,00,000 equity shares of the face value
       of INR 2 each on specified terms and conditions;
       authorize the Board, without prejudice to generality
       of the above, but subject to the terms as approved
       by the Members to implement the Plan; notwithstanding
       anything contained in the plan, the Company
       shall have an option to recover Fringe Benefit
       Taxes from the employees, either in part or
       whole, if any, that is levied on or payable
       by the Company; in whole or in part, to do
       all such acts, deeds, matters and things and
       execute or desirable and pay fees and commission
       and incur expenses in relation to or for implementing
       the plan; the said options may be granted/equity
       shares may be allotted in accordance with the
       plan framed in that behalf, directly to such
       eligible employees or through a trust, which
       may be set up in any permissible manner, or
       to the trust to be held on behalf of such eligible
       employees; to do all such acts, deeds, matters
       and things and execute all such deed, documents,
       instruments and writings as it may in its absolute
       discretion deem necessary or desirable, in
       connection with formation, funding, including
       any contributions to be made by the Company,
       administration, operation, etc; of a trust,
       if the Board deems necessary or desirable,
       through which the options may be granted/equity
       shares may be allotted to the eligible employees
       of the Company; the Board may, at its discretion,
       or in order to comply with any applicable rules
       or guidelines, add, amend or put restrictions
       or any other conditions as it may deem fit;
       the plan may also envisage providing any financial
       assistance to the employees or the trust to
       enable the eligible employees/trust to acquire,
       purchase or subscribe to the said equity shares
       of the Company in accordance with the provisions
       of the Act; to settle all questions, difficulties
       or doubts that may arise in relation to the
       implementation of the plan and to the shares,
       issued herein without being required to seek
       any further consent or approval of the Members
       or otherwise to the end and intent that the
       Members shall be deemed to have given their
       approval thereto expressly by authority of
       this resolution; a compensation committee of
       majority of Independent Directors of the Company
       as constituted by the Board to identify the
       eligible employees and determine the number
       of options that may be offered to them pursuant
       to the plan; the Company shall value the options
       granted under the plan, at their 'Fair Value'
       or 'Intrinsic Value' as specified under SEBI
       Guidelines as may be determined by the Board;
       in case the Company 'calculates the employee
       compensation cost using the intrinsic value
       of the options, the difference between the
       employee compensation cost so computed and
       the employee compensation cost that shall have
       been recognized if it had used the fair value
       of the options, shall be disclosed in the Directors'
       report and also the impact of this difference
       on profits and on earnings per share [EPS]
       of the Company shall also be disclosed in the
       Directors report

S.9    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 81[1A] and other applicable
       modification or re-enactment thereof for the
       time being in force and in accordance with
       the Articles of Association of the Company,
       the applicable Clauses of Securities and Exchange
       Board of India ['SEBI'] [Employee Stock Option
       Scheme] Guidelines, 1999, as amended from time
       to time ['SEBI Guidelines'], the applicable
       guidelines and clarifications issued by the
       Reserve Bank of India ['RBI'] and any other
       statutory/regulatory authorities, consent of
       the Company, to create, issue, offer and allot
       at anytime or from time to time, directly or
       through a trust, to 'Subsidiary Employees'
       [which expression shall, unless repugnant to
       the context, mean and include the permanent
       Employees of the subsidiaries of the Company
       and the Directors of the subsidiaries of the
       Company, whether whole-time or not] as may
       be decided solely by the Board, such number
       of options, in one or more tranches upon such
       terms and conditions as may be deemed appropriate
       by the Board, within the overall limit of 30,000,000
       options as mentioned in the proposed resolution
       at item 8 above each option giving the right
       but not the obligation, to the holder, to subscribe
       for cash, to one fully paid equity share of
       INR 2 each of the Company, in terms of the
       United Phosphorus Limited Employees 'Stock
       Option Plan, 2009 ['Plan'] [as put up for approval
       in terms of the preceding resolution], the
       offer shall be to Subsidiary Employees of such
       subsidiaries of the Company as the Board, as
       its discretion, may from time to time decide
       ['Selected Subsidiaries'] and shall be in accordance
       with the terms and conditions as regards price,
       payment, application, allotment, etc. stipulated
       by the SEBI Guidelines to the extent applicable
       and in accordance with any other guidelines,
       rules, regulations and laws to the extent applicable
       and subject also to the Memorandum and Articles
       of Association of the Company and the subsidiaries
       of the Company

S.10   Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the AGM held on 18 SEP 2008 and pursuant
       to the provisions of Section 198, 309, 310
       and other applicable provisions if any, of
       the Companies Act, 1956, the specified remuneration
       payable to Mr. Rajju D. Shroff, the Chairman
       and Managing Director; except the specified
       remuneration, Commission, perquisites and allowances,
       minimum remuneration and other terms of the
       Agreement dated 01 OCT 2008, executed by the
       Company with Mr. Rajju D. Shroff shall remain
       unchanged unless agreed otherwise by the Board
       of Directors [which includes any committee
       thereof] with the approval of the shareholders

S.11   Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the AGM held on 19 SEP 2006 and EGM
       held on 11 OCT 2007 and pursuant to the provisions
       of Section 198, 309, 310 and other applicable
       provisions if any, of the Companies Act, 1956,
       the specified remuneration payable to Mr. Vikram
       R. Shroff, the Executive Director; except the
       specified remuneration, Commission, perquisites
       and allowances, minimum remuneration and other
       terms of the Agreement dated 01 OCT 2008, executed
       by the Company with Mr. Vikram R. Shroff shall
       remain unchanged unless agreed otherwise by
       the Board of Directors [which includes any
       committee thereof] with the approval of the
       shareholders




--------------------------------------------------------------------------------------------------------------------------
 VINDA INTERNATIONAL HOLDINGS LTD                                                            Agenda Number:  702363449
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9361V108
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  KYG9361V1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU.

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Auditors of the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a.1  Re-elect Mr. L.I. Chao Wang as an Executive               Mgmt          For                            For
       Director

3.a.2  Re-elect Ms. Zhang Dong Fang as an Executive              Mgmt          For                            For
       Director

3.a.3  Re-elect Mr. Johann Christoph Michalski as a              Mgmt          For                            For
       Non-Executive Director

3.a.4  Re-elect Mr. Hui Chin Tong, Godfrey as an Independent     Mgmt          For                            For
       Non-Executive Director

3.a.5  Re-elect Mr. Kam Robert as an Independent Non-Executive   Mgmt          For                            For
       Director

3.b    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue shares up to 20%

6      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares up to 10%

7      Authorize the Directors to issue and allot the            Mgmt          Against                        Against
       shares repurchased by the      Company

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100414/LTN20100414667.pdf

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 WISTRON CORP                                                                                Agenda Number:  702438626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96738102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003231007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To report the business of 2009                            Non-Voting    No vote

1.2    Audit Committee's Report                                  Non-Voting    No vote

1.3    Amendment of the Company's rules and procedures           Non-Voting    No vote
       of Board of Directors Meeting

2.1    Ratification for the Business Report and Financial        Mgmt          For                            For
       Statements of 2009

2.2    Ratification for the proposal for distribution            Mgmt          For                            For
       of 2009 profits

2.3    Discussion for the capitalization of part of              Mgmt          For                            For
       2009 profits through issuance of new shares

2.4    Discussion for amendments of the Articles of              Mgmt          For                            For
       Incorporation

2.5    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Endorsements and Guarantees

2.6    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Loaning of Funds

2.7    Discussion for amendments of the procedures               Mgmt          For                            For
       of Assets Acquisition and Disposal

2.8    Discussion for the offering of newly issued               Mgmt          Against                        Against
       common shares or the offering of newly issued
       common shares in the form of GDR

2.9    Discussion for the proposal to opt for tax benefits       Mgmt          For                            For
       for the issuance of new common shares in 2009
       and the earnings in 2008

3.     Extemporary motion                                        Non-Voting    No vote

4.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WOONGJIN THINKBIG CO LTD                                                                    Agenda Number:  702265338
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9692W106
    Meeting Type:  AGM
    Meeting Date:  19-Mar-2010
          Ticker:
            ISIN:  KR7095720009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      IN THE KOREAN MARKET, THE VOTE OPTION OF "ABSTAIN"        Non-Voting    No vote
       IS DETERMINED TO BE        ACCEPTABLE OR NOT
       IN ACCORDANCE WITH THE LOCAL SUB CUSTODIAN'S
       REGULATIONS.   PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO SEE IF THE RECIPIENT OF
       YOUR VOTING INSTRUCTIONS WILL TREAT "ABSTAIN"
       AS A VALID VOTE OPTION.

1      Approve the financial statement                           Mgmt          For                            For

2      Election of Suk Keum Yoon, Bong Soo Choi and              Mgmt          For                            For
       Sang In Lee as the Inside Directors and Jin
       Hwan Kim and Eun Ki Yoon as the Outside Directors

3      Election of the Auditors                                  Mgmt          For                            For

4      Approve the stock option for staff                        Mgmt          For                            For

5      Approve the limit of remuneration for the Directors       Mgmt          For                            For

6      Approve the limit of remuneration for the Auditors        Mgmt          For                            For

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAMES. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 YING LI INTERNATIONAL REAL ESTATE LTD                                                       Agenda Number:  702236755
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7761B102
    Meeting Type:  EGM
    Meeting Date:  25-Feb-2010
          Ticker:
            ISIN:  SG1O24911883
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors to create and issue               Mgmt          For                            For
       4.00% convertible bonds due 2015  with an aggregate
       principal amount of up to SGD 275,000,000
       the              ''Convertible Bonds'' , such
       Convertible Bonds to be convertible, at the
       option of the holder thereof, into new
       ordinary shares of the Company  the    ''Conversion
       Shares''  at a conversion price determined
       in accordance with    the terms and conditions
       of the Convertible Bonds, and subject to such
       adjustments as the terms and conditions
       of the Convertible Bonds shall        stipulate;
       to allot and issue such number of Conversion
       Shares as may be      required or permitted
       to be allotted or issued on the conversion
       of the       Conversion Bonds, to the holders
       of the Convertible Bonds on the conversion
       thereof subject to and otherwise in accordance
       with the terms and conditions  of the Convertible
       Bonds, CONTD

-      CONTD whereby such Conversion Shares shall rank           Non-Voting    No vote
       pari passu in all respects    with the then
       existing shares of the Company, except for
       any dividend,        rights, allotment or other
       distributions the record date for which is
       before  the relevant conversion date of the
       Convertible Bonds; on thes same basis as  specified
       in this resolution above, such further Conversion
       Shares as may be  required to be allotted and
       issued on the conversion of any of the
       Convertible Bonds upon the adjustment
       of the conversion price in accordance   with
       the terms and conditions of the Convertible
       Bonds; and to take such      steps, make such
       amendments to the terms CONTD

-      CONTD and conditions of the Convertible Bonds             Non-Voting    No vote
       provided that the amendments   are not material
       and such discretion as he may from time to
       time deem fit,   advisable, desirable, expedient
       or necessary in connection with all or any
       of the matters




--------------------------------------------------------------------------------------------------------------------------
 YING LI INTERNATIONAL REAL ESTATE LTD                                                       Agenda Number:  702355264
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7761B102
    Meeting Type:  AGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1O24911883
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited financial statements for              Mgmt          For                            For
       the FYE 31 DEC 2009, together    with the reports
       of the Directors and Auditors thereon

2      Re-election of Mr. Fang Ming, as a Director               Mgmt          For                            For
       who is a Chairman and Chief       Executive
       Officer of the Company, retires by rotation
       pursuant to Article 106 of the Articles of
       Association of the Company

3      Re-election of Ms Xu Li as a Director, who retires        Mgmt          For                            For
       by rotation pursuant to    Article 106 of the
       Articles of Association of the Company

4      Re-election of Mr. Christopher Chong Meng Tak             Mgmt          For                            For
       as a Director of the Company,   retires by
       rotation pursuant to Article 106 of the Articles
       of Association of the Company

5      Re-election of Mr. Lui Seng Fatt as a Director            Mgmt          For                            For
       of the Company, retires by     rotation pursuant
       to Article 106 of the Articles of Association
       of the        Company

6      Approve the payment of Director's fees of EUR             Mgmt          For                            For
       295,000 for FYE 31 DEC 2009     2008: EUR 212,500

7      Approve the payment of Director's fees of EUR             Mgmt          For                            For
       245,000 for the FYE 31 DEC 2010

8      Re-appointment of Messrs Foo Kon Tan Grant Thornton       Mgmt          For                            For
       as Auditors and to        authorize the Directors
       to fix their remuneration

9      Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the        Companies Act,
       Chapter 50 and the Listing Manual of the Singapore
       Exchange    Securities Trading Limited  SGX-ST
       , to allot and issue shares and
       convertible securities in the capital of the
       Company  whether by way of       rights, bonus
       or otherwise ; and/or make or grant offers,
       agreements or       options (collectively,
       instruments ) that may or would require shares
       to be  issued, including but not limited to
       the creation and issue of warrants,      debentures
       or other instruments convertible into shares
       at any time and upon  such terms and conditions
       and for such purposes and to such persons as
       the    Directors may in their absolute discretion
       deem fit; and  notwithstanding     that the
       CONTD.

-      CONTD. conferred by this resolution may have              Non-Voting    No vote
       ceased to be in force  issue     shares in
       pursuance of any instrument made or granted
       by the Directors while  this resolution was
       in force, provided always that the aggregate
       number of    shares and convertible securities
       to be issued pursuant to this Resolution
       does not exceed 50% of the total number of
       issued shares excluding treasury   shares,
       of which the aggregate number of shares and
       convertible securities to be issued other than
       on a pro rata basis to existing shareholders
       does not    exceed 20% of the issued share
       capital of the Company  excluding treasury
       shares   as calculated in accordance with
       subparagraph below ;  subject to    such calculation
       as may SGX-ST   be prescribed by the for the
       purpose of      determining the aggregate number
       of shares that may be issued under
       sub-paragraph  above, the CONTD.

-      CONTD. percentage of issued share capital shall           Non-Voting    No vote
       be calculated based on the    issued share
       capital of the Company  excluding treasury
       shares  at the time   of the passing of this
       resolution, after adjusting for: new shares
       arising    from the conversion or exercise
       of any convertible securities; new shares
       arising from exercise of share options or
       vesting of share awards outstanding or subsisting
       at the time of the passing of this resolution,
       provided the     options or awards were granted
       in compliance with part VIII of Chapter 8 of
       the listing manual of the SGX-ST; and any
       subsequent bonus issue,             consolidation
       or subdivision of shares;  c  the 50% limit
       in CONTD.

-      CONTD. paragraph  a  above may be increased               Non-Voting    No vote
       to 100percent for the Company to  undertake
       pro-rata renounceable rights issues;  d  in
       exercising the          authority conferred
       by this Resolution, the Company shall comply
       with the     provisions of the listing manual
       of the SGX-ST for the time being in force
       unless such compliance has been waived by
       the SGX-ST  and the Articles of     Association
       for the time being of the Company;  Authority
       expires earlier at  the conclusion of the next
       AGM of the Company or the date by which the
       next   AGM of the Company is required by law
       to be held or in relation to            sub-paragraph
       above, 31 DEC 2010 or such other deadline as
       may be extended by the SGX-ST, whichever is
       the earlier

10     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the grant of the share     issue to be tabled
       as Resolution (9) above, to issue shares other
       than on a   pro-rata basis at a discount exceeding
       10% but not more than 20% to the       weighted
       average price for trades done on the SGX-ST
       for the full market day  on which the placement
       or subscription agreement in relation to such
       shares   is executed  or if not available for
       a full market day, the weighted average  price
       shall be based on trades done on the preceding
       market day up to the     time the placement
       or subscription agreement is executed  provided
       that: in   CONTD.

-      CONTD. exercising the authority conferred by              Non-Voting    No vote
       this resolution, the Company     shall comply
       with the provisions of the Listing Manual of
       the SGX-ST  unless  such compliance has been
       waived by the SGX-ST  for the time being in
       force,   all applicable legal requirements
       under the Companies Act and the Company's
       Articles of Association for the time being
       of the Company; and   Authority    shall continue
       in force until the conclusion of the next AGM
       of the Company   or the date by which the next
       AGM of the Company is required by law to be
       held, or 31 DEC 2010  or such other deadline
       as may be extended by the        SGX-ST, whichever
       is the earlier

11     To transact any other business that may properly          Non-Voting    No vote
       be transacted at an AGM




--------------------------------------------------------------------------------------------------------------------------
 YING LI INTERNATIONAL REAL ESTATE LTD                                                       Agenda Number:  702369263
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7761B102
    Meeting Type:  EGM
    Meeting Date:  28-Apr-2010
          Ticker:
            ISIN:  SG1O24911883
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Authorize the Directors of the Company, the               Mgmt          For                            For
       employee share option scheme to be named the
       Ying Li Employee Share Option Scheme [the Scheme],
       the rules of which have been set out in the
       circular to Shareholders dated 13 APR 2010
       [the Circular]: i) to establish and administer
       the Scheme; ii) to modify and/or amend the
       Scheme from time to time provided that such
       modifications and/or amendments are effected
       in accordance with the rules of the Scheme
       and to do all such acts and to enter into all
       such transactions, arrangements and agreements
       as may be necessary or expedient in order to
       give full effect to the Scheme; and iii) to
       grant options [the Options] in accordance with
       the rules of the Scheme and to allot and issue
       or deliver from time to time such number of
       new Shares or Treasury Shares required pursuant
       to the exercise of the Options under the Scheme,
       in this notice, Shares means the ordinary shares
       in the capital of the Company, and Treasury
       Shares means the Shares held in treasury by
       the Company

2      Authorize the Directors, subject to and contingent        Mgmt          For                            For
       upon the passing of Ordinary Resolution 1,
       to grant Options in accordance with the rules
       of the Scheme with exercise prices set at a
       discount to the Market Price, provided that
       such discount does not exceed the relevant
       limits set by the Singapore Exchange Securities
       Trading Limited [the SGX-ST]; in this notice,
       Market Price is defined to be the average of
       the last dealt prices for a Share determined
       by reference to the daily Official List published
       by the SGX-ST for a period of 5 consecutive
       market days immediately prior to the relevant
       offer date of the Option, provided always that
       in the case of a market day on which the Shares
       of the Company are not traded on the SGX-ST,
       the last dealt price for Shares on such market
       day shall be deemed to be the last dealt price
       of the Shares on the immediately preceding
       market day on which the Shares were traded,
       rounded up to the nearest whole cent in the
       event of fractional prices

3      Authorize the Directors of the Company, the               Mgmt          For                            For
       performance share plan to be named the "Ying
       Li Performance Share Plan" [the Plan], the
       rules of which have been set out in the Circular:
       i) to establish and administer the Plan; ii)
       to modify and/or amend the Plan from time to
       time provided that such modifications and/or
       amendments are effected in accordance with
       the rules of the Plan and to do all such acts
       and to enter into all such transactions, arrangements
       and agreements as may be necessary or expedient
       in order to give full effect to the Plan; and
       iii) to grant awards [the Awards] in accordance
       with the rules of the Plan and to allot and
       issue or deliver from time to time such number
       of new Shares or Treasury Shares required pursuant
       to the vesting of the Awards under the Scheme

4      Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and contingent upon the passing of Ordinary
       Resolutions 1 and 2, for the participation
       of Mr. Fang Ming, a Controlling Shareholder
       of the Company, in the Scheme; in this notice,
       Controlling Shareholder means a person who
       a) holds directly or indirectly 15% or more
       of the issued Shares [excluding Treasury Shares]
       in the Company [the SGX-ST may determine that
       such a person is not a Controlling Shareholder];
       or b) in fact exercises control over the Company

5      Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       of Mr. Fang Ming, a Controlling Shareholder
       of the Company, in the Plan

6      Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolutions 1 and 2, the
       participation of Ms. Xu Li, a Controlling Shareholder
       of the Company, in the Scheme

7      Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       of Ms. Xu Li, a Controlling Shareholder of
       the Company, in the Plan

8      Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolutions 1 and 2, the
       participation of Mr. Xie Xin, an Associate
       of a Controlling Shareholder of the Company,
       in the Scheme, in this notice: "Associate"
       means: a) in relation to any Director, Chief
       Executive Officer, Substantial Shareholder
       or Controlling Shareholder (being an individual)
       means: i) his immediate family; ii) the trustees
       of any trust of which he or his immediate family
       is a beneficiary or, in the case of a discretionary
       trust, is a discretionary object; and iii)
       any company in which he and his immediate family
       together [directly or indirectly] have an interest
       of 30% or more; b) in relation to a Substantial
       Shareholder or a Controlling Shareholder [being
       a Company] means any other company which is
       its subsidiary or holding company or is a subsidiary
       of such holding Company or one in the equity
       of which it and/or such other Company or Companies
       taken together [directly or indirectly] have
       an interest of 30% or more, Substantial Shareholder
       means a shareholder who has an interest in
       not less than 5% of the issued Shares in the
       Company

9      Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Ordinary Resolution 3, the participation
       of Mr. Xie Xin, an Associate of a Controlling
       Shareholder of the Company, in the Plan


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Asian Small Companies Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/27/2010